            AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 4, 2001

                                                                   File No. 333-


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14


                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933       /X/



                                 ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                             Chicago, Illinois 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 223-2139


                                           Copies to:
         RICHARD W. GRANT, ESQ.                      LESLIE SPERLING CRUZ, ESQ.
         MORGAN, LEWIS & BOCKIUS LLP                 MORGAN, LEWIS & BOCKIUS LLP
         1701 MARKET STREET                          1800 M STREET, N.W.
         PHILADELPHIA, PA  19103                     WASHINGTON, DC  20036


--------------------------------------------------------------------------------

It is proposed that this filing will become effective on July 4, 2001 pursuant to Rule 488.

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                 ALLEGHANY FUNDS

                              CROSS REFERENCE SHEET


ITEMS REQUIRED BY FORM N-14                                             REGISTRATION STATEMENT HEADING

PART A.    INFORMATION REQUIRED IN THE PROSPECTUS

Item 1.    Beginning of Registration Statement and Outside Front        Cover Page of Registration Statement
           Cover Page of Prospectus.

Item 2.    Beginning and Outside Back Cover Page of Prospectus.         Table of Contents

Item 3.    Fee Table, Synopsis Information, and Risk Factors.           Synopsis, Fees and Expenses; Risks

Item 4.    Information About the Transaction.                           Synopsis; Reasons for the Reorganization;
                                                                        Information Relating to the Reorganization; Description
                                                                        of the Reorganization; Costs of the Reorganization;
                                                                        Agreement and Plan of Reorganization

Item 5.    Information About the Registrant.                            Prospectus Cover Page; Synopsis; Shareholder Rights

Item 6.    Information About the Company Being Acquired.                Prospectus Cover Page; Synopsis; Reasons for the
                                                                        Reorganization; Information Relating to the
                                                                        Reorganization; Information About the Funds; Shareholder
                                                                        Rights

Item 7.    Voting Information.                                          Prospectus Cover Page; Notice of Special Meeting of
                                                                        Shareholders; Synopsis; Form of Agreement and Plan of
                                                                        Reorganization

Item 8.    Interest of Certain Persons and Experts.                     Voting Matters

Item 9.    Additional Information Required for Reoffering by            Not Applicable
           Persons Deemed to be Underwriters.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.   Cover Page.                                                  Cover Page

Item 11.   Table of Contents.                                           Table of Contents

Item 12.   Additional Information About the Registrant.                 More Information about Alleghany Funds and the ABN
                                                                        AMRO Funds; Incorporated by Reference to the
                                                                        Alleghany Funds' Prospectus and SAI

Item 13.   Additional Information About the Company Being Acquired.     More Information about Alleghany Funds and the ABN
                                                                        AMRO Funds; Incorporated by Reference to the ABN
                                                                        AMRO Funds' Prospectus and SAI

Item 14.   Financial Statements.                                        Financial Statements; Incorporated by Reference to the
                                                                        Alleghany Funds' Annual Report.

PART C.    OTHER INFORMATION

Item 15.   Indemnification.                                             Indemnification

Item 16.   Exhibits.                                                    Exhibits

Item 17.   Undertakings.                                                Undertakings

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                    TO BE HELD ON WEDNESDAY, AUGUST 15, 2001

Notice is hereby given that a Special Meeting of Shareholders of the ABN AMRO Funds, with respect to three of its series, the ABN AMRO Fixed Income Fund, the ABN AMRO Balanced Fund and the ABN AMRO Tax-Exempt Fixed Income Fund (each an "ABN AMRO Fund" and collectively, the "ABN AMRO Funds"), will be held at the offices of the ABN AMRO Funds' sub-administrator, PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110, on Wednesday, August 15, 2001 at 12:00 noon, Eastern time, for the purposes of considering the proposals set forth below. Collectively, the proposals, if approved, will result in the transfer of the assets and stated liabilities of each ABN AMRO Fund to a corresponding series of Alleghany Funds in return for shares of the series (the "Reorganization"). Each ABN AMRO Fund will then be terminated.

Proposal 1:    Approval of the Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN
               AMRO Fixed Income Fund to Alleghany/Chicago Trust Bond Fund (the
               "Alleghany Bond Fund") in exchange for Class N shares of the Alleghany Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Bond Fund's shares so received to shareholders of the ABN AMRO Fixed Income Fund.

Proposal 2:    Approval of the Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN
               AMRO Balanced Fund to Alleghany/Chicago Trust Balanced Fund (the
               "Alleghany Balanced Fund") in exchange for Class N shares of the Alleghany Balanced Fund; and (ii) the distribution of the Class N shares of the Alleghany Balanced Fund's shares so received to shareholders of the ABN AMRO Balanced Fund.

Proposal 3:    Approval of the Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN
               AMRO Tax-Exempt Fixed Income Fund to Alleghany/Chicago Trust
               Municipal Bond Fund (the "Alleghany Municipal Bond Fund") in exchange for Class N shares of the Alleghany Municipal Bond Fund;
               and (ii) the distribution of the Class N shares of the Alleghany
               Municipal Bond Fund's shares so received to shareholders of the ABN AMRO Tax-Exempt Fixed Income Fund.

Proposal 4:    The transaction of such other business as may properly be brought before the meeting.

         Shareholders of record of the ABN AMRO Fixed Income Fund, the ABN AMRO Balanced Fund or the ABN AMRO Tax-Exempt Fixed Income Fund as of the close of business on Friday, June 26, 2001 are entitled to notice of, and to vote at this meeting, or any adjournment of this meeting. Shareholders of each ABN AMRO Fund will vote separately, and the proposed Reorganization will be effected as to a particular ABN AMRO Fund only if that Fund's shareholders approve the proposal.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF ABN AMRO FUNDS. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

/s/ Randall C. Hampton
Randall C. Hampton
President
ABN AMRO Funds

July 9, 2001

                           PROXY STATEMENT/PROSPECTUS

                               DATED JULY 4, 2001

             RELATING TO THE ACQUISITION OF THE ASSETS OF SERIES OF

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581
                                 1-800-443-4725

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF

                                 ALLEGHANY FUNDS
                             171 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of the ABN AMRO Funds (the "ABN AMRO Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of three series of the ABN AMRO Trust, the ABN AMRO Fixed Income Fund, the ABN AMRO Balanced Fund and the ABN AMRO Tax-Exempt Fixed Income Fund (each an "ABN AMRO Fund" and collectively, the "ABN AMRO Funds"), to be held on Wednesday, August 15, 2001 at 12:00 noon, Eastern time, at the offices of the ABN AMRO Funds' sub-administrator, PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110. At the Meeting, shareholders of each ABN AMRO Fund, voting separately, will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization dated June ___, 2001 (the "Reorganization Agreement"), by and between the ABN AMRO Trust and Alleghany Funds ("Alleghany") on behalf of Alleghany/Chicago Trust Bond Fund (the "Alleghany Bond Fund"), Alleghany/Chicago Trust Balanced Fund (the "Alleghany Balanced Fund") and Alleghany/Chicago Trust Municipal Bond Fund (the "Alleghany Municipal Bond Fund") (each an "Alleghany Fund" and collectively, the "Alleghany Funds"). Alleghany and the ABN AMRO Trust are referred to collectively as the "Trusts" and the participating series of the Trusts are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A. Collectively, the proposals, if approved, will result in the transfer of the assets and stated liabilities of each ABN AMRO Fund to a corresponding Alleghany Fund in return for shares of the Alleghany Fund (the "Reorganization"). Each ABN AMRO Fund will then be terminated.

Proposal 1:    Approval of the Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN
               AMRO Fixed Income Fund to the Alleghany Bond Fund in exchange for
               Class N shares of the Alleghany Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Bond Fund's shares so received to shareholders of the ABN AMRO Fixed Income
               Fund.

Proposal 2:    Approval of the Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN
               AMRO Balanced Fund to the Alleghany Balanced Fund in exchange for
               Class N shares of the Alleghany Balanced Fund; and (ii) the distribution of the Class N shares of the Alleghany Balanced
               Fund's shares so received to shareholders of the ABN AMRO
               Balanced Fund.

Proposal 3:    Approval of the Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN
               AMRO Tax-Exempt Fixed Income Fund to the Alleghany Municipal Bond
               Fund in exchange for Class N shares of the Alleghany Municipal
               Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Municipal Bond Fund's shares so received to shareholders of the ABN AMRO Tax-Exempt Fixed Income Fund.

Proposal 4:    The transaction of such other business as may properly be brought before the meeting.

         The Reorganization Agreement provides that each ABN AMRO Fund will transfer all of its assets and certain stated liabilities to the corresponding Alleghany Fund listed opposite its name in the following chart:

------------------------------------------------------------------------------------------------
ABN AMRO FUND  (SELLING FUND)                    ALLEGHANY FUND  (ACQUIRING FUND)
------------------------------------------------------------------------------------------------
ABN AMRO Fixed Income Fund                       Alleghany/Chicago Trust Bond Fund
------------------------------------------------------------------------------------------------
ABN AMRO Balanced Fund                           Alleghany/Chicago Trust Balanced Fund
------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Fixed Income Fund            Alleghany/Chicago Trust Municipal Bond Fund
------------------------------------------------------------------------------------------------

         In exchange for the transfers of these assets and liabilities, each Alleghany Fund will simultaneously issue shares to the corresponding ABN AMRO Fund as listed above, in an amount equal in value to the net asset value of the ABN AMRO Funds' shares. These transfers are expected to occur on or about 8:00 a.m. Eastern time (the "Effective Time") on August 18, 2001 (the "Closing Date").

         Immediately after the transfer of the ABN AMRO Funds' assets and liabilities, the ABN AMRO Funds will make a liquidating distribution to their shareholders of the Alleghany Funds' shares received, so that a holder of shares in an ABN AMRO Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding Alleghany Fund with the same aggregate value as the shareholder had in the ABN AMRO Fund immediately before the Effective Time. At the Effective Time, shareholders of each ABN AMRO Fund will become shareholders of the corresponding Alleghany Fund. Each ABN AMRO Fund will then be terminated.

         The ABN AMRO Funds offer two classes of shares, Common Shares and Investor Shares. The Alleghany Funds offer Class N Shares. The Alleghany Bond Fund also offers Class I Shares, although these shares are not involved in the Reorganization. Holders of Common Shares or Investor Shares of an ABN AMRO Fund will receive an amount of Class N Shares of the corresponding Alleghany Fund equal in value to their ABN AMRO Fund shares.

         Each Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Currently, each Alleghany Fund is advised by Chicago Capital Management, Inc. ("Chicago Capital"), a wholly-owned subsidiary of Chicago Trust Company ("Chicago Trust"). Chicago Trust is a wholly-owned subsidiary of ABN AMRO North America Holding Company, which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. PFPC Distributors, Inc. is the principal underwriter of the Alleghany Funds. Alleghany Investment Services, Inc. ("AIS") serves as administrator to the Alleghany Funds and PFPC Inc. ("PFPC") serves as the sub-administrator and transfer agent.

         ABN AMRO Asset Management (USA) LLC ("AAAM") is the investment adviser to the ABN AMRO Funds. AAAM is an indirect, wholly-owned subsidiary of ABN AMRO North America Holding Company, which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. ABN AMRO Fund Services, Inc., an affiliate of AAAM, serves as administrator to the ABN AMRO Funds and PFPC serves as the sub-administrator and transfer agent. ABN AMRO Distribution Services
(USA) Inc. serves as the ABN AMRO Funds' principal underwriter.

         This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each ABN AMRO Fund should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated July 4, 2001, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the ABN AMRO Funds and the Alleghany Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 05181, or by calling toll-free 1-800-992-8151.

         For a more detailed discussion of the investment objectives, policies, risks and restrictions of the ABN AMRO Funds, see the ABN AMRO Funds' prospectuses and statement of additional information dated May 1, 2001, as may be amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus(es) and statement of additional information for the ABN AMRO Funds are available upon request and without charge by calling 1-800-443-4725.

         For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Alleghany Funds, see the Alleghany Funds' prospectus and statement of additional information dated March 1, 2001, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus for the Alleghany Funds accompany this Proxy Statement/Prospectus. Copies of the statement of additional information for the Alleghany Funds are available upon request and without charge by calling 1-800-992-8151.

         This Proxy Statement/Prospectus is expected to be sent to shareholders on or about July 9, 2001.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                                PAGE
SYNOPSIS.........................................................................1

THE REORGANIZATION...............................................................1

THE TRUSTS.......................................................................1

FEES AND EXPENSES................................................................2

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.................................5

INVESTMENT RISKS.................................................................8

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES.........................10

INFORMATION RELATING TO THE REORGANIZATION......................................12

DESCRIPTION OF THE REORGANIZATION...............................................12

COSTS OF REORGANIZATION.........................................................13

FEDERAL INCOME TAXES............................................................13

CAPITALIZATION..................................................................13

REASONS FOR THE REORGANIZATION..................................................13

SHAREHOLDER RIGHTS..............................................................14

MORE INFORMATION ABOUT ALLEGHANY FUNDS AND THE ABN AMRO FUNDS...................15

VOTING MATTERS..................................................................16

OTHER BUSINESS..................................................................18

SHAREHOLDER INQUIRIES...........................................................18

EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION.......................A-1

EXHIBIT B - MANAGEMENT'S DISCUSSION OF ALLEGHANY FUND PERFORMANCE..............B-1

                                    SYNOPSIS

         This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each ABN AMRO Fund with those of its corresponding Alleghany Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

         BACKGROUND. Pursuant to the Reorganization Agreement (attached hereto as Exhibit A), each ABN AMRO Fund will transfer all of its assets and certain stated liabilities to its corresponding Alleghany Fund in exchange solely for Class N Shares of that Alleghany Fund. Each ABN AMRO Fund will distribute the Alleghany Fund shares that it receives to its shareholders. Each ABN AMRO Fund will then be terminated. The result of the Reorganization is that shareholders of each ABN AMRO Fund will become shareholders of the corresponding Alleghany Fund. No sales charges will be imposed in connection with the Reorganization.

         The Board of Trustees of the ABN AMRO Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each ABN AMRO Fund and its shareholders, and that the interests of existing shareholders in each ABN AMRO Fund would not be diluted as a result of the transactions contemplated by the Reorganization. The performance of the Alleghany Funds has been generally better than that of the ABN AMRO Funds and the net expenses of the Alleghany Funds are competitive with those of the corresponding ABN AMRO Funds. Management of ABN AMRO Funds believes that the shareholders of the ABN AMRO Funds would benefit from the larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization. THE BOARD OF TRUSTEES OF THE ABN AMRO TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

         TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. Federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the ABN AMRO Funds will not recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the ABN AMRO Trust and Alleghany will receive an opinion from counsel to the ABN AMRO Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

         DISTRIBUTIONS. Before the Reorganization, each ABN AMRO Fund and each Alleghany Fund expects to distribute ordinary income and capital gains, if any, to its shareholders.

         SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Alleghany Funds and the corresponding ABN AMRO Funds are generally similar, there are certain differences. Therefore, an investment in an Alleghany Fund may involve investment risks that are, in some respects, different from those of its corresponding ABN AMRO Fund. For a more complete discussion of the risks associated with the respective Funds, see "INVESTMENT RISKS" below.

THE TRUSTS

         The ABN AMRO Trust is an open-end management investment company, which offers redeemable shares in different series. It was organized as a Massachusetts business trust on September 17, 1992. The ABN AMRO Funds offer two classes of shares, Common Shares and Investor Shares. The two classes differ with respect to distribution and shareholder servicing costs, as set forth in the ABN AMRO Funds' prospectuses.

         Alleghany is an open-end, management investment company, which offers redeemable shares in different series. It was organized as a Delaware business trust on September 10, 1993. The Alleghany Funds offer Class N Shares. The Alleghany Balanced Fund and Alleghany Bond Fund also offer Class I Shares, although this share class is not involved in the Reorganization. Class N and Class I Shares differ with respect to distribution costs, as set forth in the Alleghany Funds' prospectuses.

FEES AND EXPENSES

         The following comparative fee tables show the fees for each ABN AMRO Fund and its corresponding Alleghany Fund as of April 30, 2001. The pro forma tables show the Alleghany Fund's fees assuming that the Reorganization is approved.

         ABN AMRO FIXED INCOME FUND - ALLEGHANY/CHICAGO TRUST BOND FUND

                                SHAREHOLDER FEES

There are no sales charges on purchases, exchanges or redemptions.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

This table describes the Fund expenses that you may pay indirectly if you hold Fund shares.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           TOTAL       CONTRACTUAL
                                                                                           ANNUAL        WAIVERS       NET ANNUAL
                                                            DISTRIBUTION      OTHER      OPERATING        AND/OR       OPERATING
           FUND                         MANAGEMENT FEES     (12b-1) FEES     EXPENSES     EXPENSES    REIMBURSEMENTS   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND
(Common Shares)                              0.60%             None           0.23%        0.83%        (0.10)%(1)       0.73%
---------------------------------------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND
(Investor Shares)                            0.60%             0.25%          0.48%        1.33%        (0.10)%(1)       1.23%
---------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BOND FUND
(Class N Shares)                             0.55%             0.25%          0.16%        0.96%        (0.22)%(2)       0.74%
---------------------------------------------------------------------------------------------------------------------------------
PRO FORMA -
ALLEGHANY/CHICAGO TRUST BOND FUND
(Class N Shares)                             0.55%             0.25%          0.11%        0.91%        (0.17)%          0.74%(3)
---------------------------------------------------------------------------------------------------------------------------------

(1) AAAM has contractually agreed to limit its annual management fees to 0.50% of the Fund's net assets, through April 30, 2002.

(2) Chicago Capital has contractually agreed to waive its fees and/or reimburse Fund expenses to limit the Fund's Annual Operating Expenses to 0.74% of the Fund's net assets, through December 31, 2001.

(3) The Agreement and Plan of Reorganization provides that the Alleghany Bond Fund will limit its total operating expenses to 0.74% of its net assets for eight full calendar quarters following the Reorganization.

                                     EXAMPLE

The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same, and reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


---------------------------------------------------------------------------------------------------
                  FUND(1)                           1 YEAR     3 YEARS       5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND (Common Shares)            $ 75      $255         $451         $1,016
---------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND
(Investor Shares)                                     $125      $412         $719         $1,593
---------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BOND FUND (Class N Shares)    $ 76      $284         $509         $1,158
---------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST BOND FUND
(Class N Shares)(2)                                   $ 76      $273         $488         $1,106
---------------------------------------------------------------------------------------------------

(1) The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

(2) Pro Forma numbers reflect the eight calendar quarter expense limit described in footnote (3) above.

         ABN AMRO BALANCED FUND - ALLEGHANY/CHICAGO TRUST BALANCED FUND

                                SHAREHOLDER FEES

There are no sales charges on purchases, exchanges or redemptions.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

This table describes the Fund expenses that you may pay indirectly if you hold Fund shares.

-----------------------------------------------------------------------------------------------------------------------------------
                                                  MANAGEMENT           DISTRIBUTION             OTHER              TOTAL ANNUAL
                   FUND                             FEES              (12b-1) FEES            EXPENSES         OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND (Common Shares)              0.70%                  None                 0.32%                 1.02%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND
(Investor Shares)                                   0.70%                 0.25%                 0.57%                 1.52%
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BALANCED FUND
(Class N Shares)                                    0.70%                 0.25%                 0.14%                 1.09%
-----------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST
BALANCED FUND (Class N Shares)                      0.70%                 0.25%                 0.13%                 1.08%(1)
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Agreement and Plan of Reorganization provides that the Alleghany Balanced Fund will limit its total operating expenses to expense levels calculated as of the date of the Reorganization for eight full calendar quarters following the Reorganization. The above expense information is calculated as of April 30, 2001. The eight quarter expense limit, therefore, may be higher or lower than Pro Forma Total Annual Operating Expenses.

                                     EXAMPLE

The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

---------------------------------------------------------------------------------------------------
                  FUND(1)                         1 YEAR     3 YEARS       5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND (Common Shares)              $104        $325          $563        $1,248
---------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND
(Investor Shares)                                   $155        $480          $829        $1,813
---------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BALANCED FUND
(Class N Shares)                                    $111        $347          $601        $1,329
---------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST BALANCED FUND
(Class N Shares)(2)                                 $110        $343          $595        $1,317
---------------------------------------------------------------------------------------------------

(1) The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
(2) Pro Forma numbers reflect the eight calendar quarter expense limit described in footnote (3) above.

                     ABN AMRO TAX-EXEMPT FIXED INCOME FUND -
                  ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

                                SHAREHOLDER FEES

There are no sales charges imposed on purchases, redemptions or exchanges.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

This table describes the Fund expenses that you may pay indirectly if you hold Fund shares.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           TOTAL
                                                                                           ANNUAL                       NET ANNUAL
                                              MANAGEMENT   DISTRIBUTION       OTHER      OPERATING    WAIVERS AND/OR    OPERATING
                    FUND                         FEES      (12b-1) FEES      EXPENSES     EXPENSES    REIMBURSEMENTS    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Common Shares)                                 0.60%          None           0.51%        1.12%        (0.10%)(1)        1.02%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Investor Shares)                               0.60%          0.25%          0.76%        1.62%        (0.10%)(1)        1.52%
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND
Fund (Class N Shares)                           0.60%          0.25%          0.41%        1.26%        (1.16%)(2)        0.10%
-----------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST
MUNICIPAL BOND FUND (Class N Shares)            0.60%          0.25%          0.23%        1.08%        (0.08%)           1.00% (3)
-----------------------------------------------------------------------------------------------------------------------------------

(1) AAAM has contractually agreed to limit its annual management fees to 0.50% of the Fund's net assets, through April 30, 2002.

(2) Chicago Capital has voluntarily agreed to waive its fees and/or reimburse Fund expenses to limit the Fund's Total Annual Operating Expenses to 0.10%, through December 31, 2001.

(3) The Agreement and Plan of Reorganization provides that the Alleghany Municipal Bond Fund will limit its total operating expenses to 1.00% of its net assets for eight full calendar quarters following the Reorganization.

                                     EXAMPLE

The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same, and reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-----------------------------------------------------------------------------------------------------------------------------------
                     FUND(1)                             1 YEAR              3 YEARS              5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Common Shares)                                           $104                $346                 $607                $1,354
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Investor Shares)                                         $155                $501                 $872                $1,914
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
(Class N Shares)                                          $113                $353                 $612                $1,352
-----------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST MUNICIPAL
BOND FUND (Class N Shares)(2)                             $102                $336                 $588                $1,311
-----------------------------------------------------------------------------------------------------------------------------------

(1) The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

(2) Pro Forma numbers reflect the eight calendar quarter expense limit described in footnote (3) above.

INVESTMENT ADVISERS

         AAAM is an indirect, wholly-owned subsidiary of ABN AMRO North America Holding Company (which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V.) and the investment adviser to the ABN AMRO Funds. AAAM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). AAAM, located at 208 South LaSalle Street, Chicago, Illinois 60604 had approximately $9.9 billion in assets under management as of March 31, 2001.

         Chicago Capital, the investment adviser to the Alleghany Funds, is a wholly-owned subsidiary of Chicago Trust, which is a wholly-owned subsidiary of ABN AMRO North America Holding Company. Chicago Capital is registered as an investment adviser under the Advisers Act. Chicago Capital had approximately $7.7 billion assets under management as of March 31, 2001.

INVESTMENT ADVISORY FEES

          The following table compares management fees paid to AAAM for each ABN AMRO Fund and to Chicago Capital for each Alleghany Fund. The table shows advisory fees before any waivers or reimbursements ("Contractual") and advisory fees after any waivers or reimbursements ("Net of Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO FUNDS(1)                                       FEE       ALLEGHANY FUNDS(2)                                      FEE
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Fixed Income Fund                                        Alleghany/Chicago Trust Bond Fund(3)
    Contractual............................            0.60%          Contractual..............................          0.55%
    Net of Waivers.........................            0.50%          Net of Waivers...........................          0.36%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Balanced Fund                                            Alleghany/Chicago Trust Balanced Fund
    Contractual............................            0.70%          Contractual..............................          0.70%
    Net of Waivers.........................            0.70%          Net of Waivers...........................          0.70%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Fixed Income Fund                             Alleghany/Chicago Trust Municipal Bond Fund(4)
    Contractual............................            0.60%          Contractual..............................          0.60%
    Net of Waivers.........................            0.50%          Net of Waivers...........................          0.00%
-----------------------------------------------------------------------------------------------------------------------------------

(1) As of December 31, 2000. Net of Waiver Fees for the ABN AMRO Funds are based on AAAM's contractual agreement to limit its fees through April 30, 2002.

(2)  As of October 31, 2000.

(3) Net of Waiver Fees for the Alleghany Bond Fund is based on Chicago Capital's contractual agreement to waive a portion of its fees and/or reimburse Fund expenses through December 31, 2001.

(4) Net of Waiver Fees for the Alleghany Municipal Bond Fund is based on Chicago Capital's voluntary agreement to waive a portion of its fees and/or reimburse Fund expenses.

ALLEGHANY'S RULE 12b-1 DISTRIBUTION PLAN.

         To pay for the cost of promoting the Alleghany Funds and servicing shareholder accounts, the Alleghany Funds have adopted a Rule 12b-1 distribution plan for their Class N shares. Under the plan, an annual fee of not more than 0.25% is paid out of each Alleghany Fund's average daily net assets attributable to Class N shares to reimburse the Fund's distributor for certain expenses associated with the distribution of Class N shares and for shareholder services.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         This section will help you compare the investment objectives and policies of each ABN AMRO Fund with its corresponding Alleghany Fund. Please be aware that this is only a brief discussion. More complete information may be found in the ABN AMRO Funds' and Alleghany Funds' prospectuses.

ALL FUNDS

         Each Allegheny Fund's investment objective is fundamental and may not be changed without shareholder approval. Each ABN AMRO Fund's investment objective is not fundamental and can be changed without shareholder approval.

ABN AMRO FIXED INCOME FUND  --  ALLEGHANY BOND FUND

         The investment objective of the ABN AMRO FIXED INCOME FUND is to provide a high level of total return, relative to funds with like investment goals, from income, and to a lesser degree, capital appreciation. The Fund pursues its objective by primarily investing in debt securities, such as corporate bonds and U.S. Treasury and government agency obligations, mortgage-backed securities and asset-backed securities. The Fund may also invest in U.S. dollar denominated debt securities of foreign issuers (e.g., Yankee bonds) and in fixed income securities rated below investment grade (commonly called "high-yield" or "junk" bonds). Investment grade securities are rated in one of the four highest rating categories by a nationally recognized rating agency.

         AAAM selects securities for the Fund that it believes show improving fundamentals not yet reflected in the securities' price and broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S. government securities, in an effort to reduce risk. Although AAAM generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on AAAM's assessment of interest rate trends and other economic and market factors.

         The investment objective of the ALLEGHANY BOND FUND is to provide high current income consistent with prudent risk of capital. The Fund pursues its objective by primarily investing in a broad range of intermediate-term investment-grade fixed income securities (i.e., securities rated in one of the four highest rating categories by a nationally recognized rating agency). The Fund may invest in U.S. government securities, corporate bonds, debentures and convertible debentures, zero coupon bonds, mortgage-backed securities, asset-backed securities and Yankee bonds. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. The Portfolio Manager selects securities for the Fund by using a "bottom up" approach. The Portfolio Manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis.

         SIGNIFICANT DIFFERENCES: The ABN AMRO Fixed Income Fund focuses on securities with intermediate to long-term maturities, whereas Alleghany Bond Fund focuses on securities with intermediate maturities. The Alleghany Bond Fund may, and currently does, invest in high-yield bonds, but may invest no more than 20% of its assets in such bonds. The ABN AMRO Fixed Income Fund has no such limitation, but currently does not, and does not currently expect to invest in high-yield bonds. AAAM employs a "top down" approach to managing the ABN AMRO Fixed Income Fund's assets, which starts with sector selection. The Portfolio Manager for the Alleghany Bond Fund uses a "bottom up" approach, which emphases macro-economic factors of individual issuers.

         The Alleghany Bond Fund has adopted a fundamental policy (a policy that cannot be changed without prior shareholder approval) that prohibits it from engaging in short sales or purchasing securities on margin. The ABN AMRO Fixed Income Fund has not adopted such a policy. The ABN AMRO Fixed Income Fund may sell securities short and maintain a short position in forward currency exchange transactions. The Alleghany Bond Fund has adopted a fundamental policy that prohibits it from investing in securities for the purpose of exercising control. The ABN AMRO Fixed Income Fund has not adopted such a policy, but normally does not invest for the purpose of exercising control.

         The Alleghany Bond Fund has adopted a fundamental policy that prohibits it from investing in puts, calls, straddles or combinations thereof (i.e., options). The ABN AMRO Fixed Income Fund has not adopted such a fundamental policy, but has adopted a non-fundamental policy that limits its investments in options positions to 10% of the Fund's assets. Both Funds may enter into futures contracts, although the ABN AMRO Fixed Income Fund has adopted a non-fundamental policy that restricts its investments in futures contracts to less than 20% of its assets. The Alleghany Bond Fund has adopted a fundamental policy that prohibits it from investing more than 5% of its total assets in securities of companies that are less than three years old; the ABN AMRO Fixed Income Fund has not adopted such a policy.

ABN AMRO BALANCED FUND   --   ALLEGHANY BALANCED FUND

         The investment objective of the ABN AMRO BALANCED FUND is to provide favorable total rate of return through current income and capital appreciation consistent with preservation of capital. The Fund pursues its investment objective by investing in equity securities, bonds and cash. The Fund may also invest in U.S. dollar denominated securities of foreign issuers (e.g., Yankee bonds) and high-yield bonds. The Fund invests at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy). AAAM allocates the Fund's assets among common and preferred stocks of domestic companies, convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. AAAM focuses the Fund's investment in fixed income securities on investment grade securities rated in one of the four highest rating categories by a nationally recognized rating agency (commonly called "investment grade"). Although AAAM focuses on bonds with intermediate maturities, maturities may vary widely depending on AAAM's assessment of interest rate trends and other economic and market factors. AAAM allocates the Fund's equity investments between growth and value style stocks, focusing on large cap growth companies.

         The investment objective of the ALLEGHANY BALANCED FUND is to provide growth of capital with current income by investing in a combination of equity and fixed income securities. The Fund pursues its investment objective by generally investing between 40% and 70% of its assets in equity securities, and between 30% and 60% of its assets in fixed income securities. The Fund's fixed income investments may include U.S. government securities, corporate bonds, debentures and convertible debentures, zero-coupon bonds, mortgage-backed securities, asset-backed securities, and Yankee bonds. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. The Fund's asset allocation varies according to Chicago Capital's assessment of which asset class offers the greatest potential for growth. The Portfolio Manager diversifies the Fund's investments among a variety of industries.

         The Portfolio Manager invests the Fund's assets in either dividend paying or non-dividend paying equity securities that offer growth or income potential. The Portfolio Manager uses a bottom-up approach in selecting equity securities for the Fund and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. The Portfolio Manager identifies stocks of companies with the following characteristics compared to the S&P 500 Index averages: higher sales and operating earnings growth, more stable earnings growth rates, lower debt-to-capital ratio, higher return on equity, and market capitalization over $3 billion. The Portfolio Manager also considers other factors such as the quality of company management and the strength of the company's position among its competitors in selecting stocks. The Portfolio Manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing primarily investment grade fixed income securities.

         SIGNIFICANT DIFFERENCES: The fixed income portion of the ABN AMRO Balanced Fund focuses on securities with intermediate to long-term maturities, whereas Alleghany Balanced Fund focuses on securities with intermediate maturities. The Alleghany Balanced Fund may, and currently does, invest in high-yield bonds, but may invest no more than 20% of its assets in such bonds. The ABN AMRO Fixed Income Fund has no such limitation, but currently does not, and does not currently expect to, invest in high-yield bonds. In addition, for the fixed income portion of the ABN AMRO Balanced Fund AAAM employs a "top down" approach to managing the ABN AMRO Fixed Income Fund's assets, which starts with sector selection. For the fixed income portion of the Alleghany Balanced Fund, the Portfolio Manager for the Alleghany Bond Fund uses a "bottom up" approach, which emphases macro-economic factors of individual issuers.

         The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from engaging in short sales or purchasing securities on margin. The ABN AMRO Balanced Fund has not adopted such a policy. The Fund may sell securities short and maintain a short position in forward currency exchange transactions. The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from investing in securities for the purpose of exercising control. The ABN AMRO Balanced Fund has not adopted such a policy, but normally does not invest for the purpose of exercising control. The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from investing in puts, calls, straddles or combinations thereof (i.e., options). The ABN AMRO Balanced Fund has not adopted such a fundamental policy, but has adopted a non-fundamental policy that limits its investments in options positions to 10% of the Fund's assets. Both Funds may enter into futures contracts, although the ABN AMRO Balanced Fund has adopted a non-fundamental policy that restricts its investments in futures contracts to less than 20% of its assets. The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from investing more than 5% of its total assets in securities of companies that are less than three years old; the ABN AMRO Balanced Fund has not adopted such a policy.

ABN AMRO TAX-EXEMPT FIXED INCOME FUND   --   ALLEGHANY MUNICIPAL BOND FUND

         The investment objective of the ABN AMRO TAX-EXEMPT FIXED INCOME FUND is to provide a high level of total return, relative to funds with like investment goals, from income, consistent with preservation of capital. The Fund pursues its investment objective by primarily investing in debt securities and investing at least 80% of its assets in securities that pay income exempt from Federal income and alternative minimum taxes. The Fund may invest in issuers located in any U.S. State, territory or possession.

         AAAM varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. AAAM selects investments for the Fund by focusing on securities of municipal issuers with improving credit, while limiting risk as much as possible. Although AAAM focuses on investment grade securities with intermediate to longer-term maturities, maturities may vary widely depending on AAAM's assessment of interest rate trends and other economic and market factors.

         The investment objective of the ALLEGHANY MUNICIPAL BOND FUND is to provide a high level of current interest income exempt from Federal income tax consistent with preservation of capital by primarily investing in intermediate-term municipal securities. The Fund pursues its investment objective by investing 80% or more of its total assets in municipal fixed income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds.

         The Portfolio Manager selects securities for the Fund that are typically investment grade and diversified among a broad range of states, sectors and issues. The Fund strives to maintain a dollar-weighted average maturity of between three and ten years, an intermediate duration (i.e., between four to eight years) and average quality of AA to A.

         SIGNIFICANT DIFFERENCES: The ABN AMRO Tax-Exempt Fixed Income Fund focuses on securities with intermediate to long-term maturities, whereas Alleghany Municipal Bond Fund focuses on securities with intermediate maturities.

         The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from engaging in short sales or purchasing securities on margin. The ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a policy. The ABN AMRO Tax-Exempt Fixed Income Fund may sell securities short and maintain a short position in forward currency exchange transactions. The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from investing in securities for the purpose of exercising control. The ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a policy, but normally does not invest for the purpose of exercising control. The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from investing in puts, calls, straddles or combinations thereof (i.e., options). The ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a fundamental policy, but has adopted a non-fundamental policy that limits its investments in options positions to 10% of the Fund's assets. Both Funds may enter into futures contracts, although the ABN AMRO Tax-Exempt Fixed Income Fund has adopted a non-fundamental policy that restricts its investments in futures contracts to less than 20% of its assets. The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from investing more than 5% of its total assets in securities of companies that are less than three years old; the ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a policy.

INVESTMENT RISKS

ABN AMRO FIXED INCOME FUND   --   ALLEGHANY BOND FUND

         An investment in the ABN AMRO FIXED INCOME FUND is subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers. Fixed income securities generally decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund's investments in high-yield bonds involve greater risk of default or price declines than investment-grade bonds as a result of changes in interest rates, credit quality and stock market activity. Also, the trading market for high-yield bonds is generally less liquid than for higher rated securities. As a result, high-yield bonds are more volatile than investment grade bonds, since the prospects for repayment of principal and interest are more speculative. Generally, shorter-term securities and higher quality securities are less volatile, but usually have lower yields. In contrast, longer-term securities and lower quality securities are more volatile, but typically have higher yields.

         The Fund's investments in mortgage-backed securities are sensitive to changes in interest rates and the possibility of prepayment of the underlying mortgage loans. The possibility of prepayment may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and therefore it may be difficult to assess volatility of these securities. If a mortgage-backed security is pre-paid, the Fund may be forced to reinvest in a more expensive security with a lower yield, which may affect the Fund's performance.

         An investment in the ALLEGHANY BOND FUND is subject to the risk that as interest rates rise, bond prices will fall and the longer the maturity of a bond, the more sensitive is the bond's price to changes in interest rates. In addition, an issuer of a security in the Fund's portfolio may not be able to make principal and interest payments on a bond issue. The price of a bond is affected by an issuer's credit quality, which in turn is dependent on an issuer's financial condition and general economic conditions. The Fund's below investment-grade (high-yield) securities are more risky than investment-grade securities. An investment in the Fund is also subject to the risk that the underlying mortgages on the Fund's mortgage-backed security investments are prepaid early, thereby forcing the Fund to reinvest the proceeds in lower yield, higher priced securities, which could reduce the Fund's total return.

         SIGNIFICANT RISK DIFFERENCES: The ABN AMRO Fixed Income Fund does not currently invest in high-yield bonds, whereas the Alleghany Bond Fund currently does. The Alleghany Bond Fund, therefore, has greater exposure to the risks of investing in high-yield bonds as compared to the ABN AMRO Fixed Income Fund. Also, the ABN AMRO Fixed Income Fund generally invests in securities with longer maturities than the Alleghany Fund, thereby increasing its exposure to the risk that changes in interest rates will cause the security's price to fall.

ABN AMRO BALANCED FUND   --   ALLEGHANY BALANCED FUND

         An investment in the ABN AMRO BALANCED FUND is subject to the risk that its allocation of assets between stocks and fixed income securities may underperform other allocations. The Fund's equity investments are also subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. In addition, growth stocks may be more volatile than other stocks and may underperform value-style stocks or the equity markets as a whole. The Fund's bond and other fixed income investments are subject to changes in interest rates and changes in the credit quality of issuers. The Fund's investments in higher yield bonds involve greater risk than investments in investment-grade bonds. The market prices of high-yield bonds can change significantly due to changes in interest rates, credit quality and stock market activity. In addition, the trading market for high-yield bonds is less liquid than for higher rated securities. Generally, shorter-term securities and higher quality securities are less volatile, but usually have lower yields. In contrast, longer-term securities and lower quality securities are more volatile, but typically have higher yields.

         The Fund's investments in mortgage-backed securities are sensitive to changes in interest rates and the possibility of prepayment of the underlying mortgage loans. The possibility of prepayment may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and therefore it may be difficult to assess volatility of these securities. If a mortgage-backed security is pre-paid, the Fund may be forced to reinvest in a more expensive security with a lower yield, which may affect the Fund's performance.

         An investment in the ALLEGHANY BALANCED FUND is subject to the risk that as interest rates rise, bond prices will fall and the longer the maturity of a bond, the more sensitive is the bond's price to changes in interest rates. In addition, an issuer of a security in the Fund's portfolio may not be able to make principal and interest payments on a bond issue. The price of a bond is affected by an issuer's credit quality, which in turn is dependent on an issuer's financial condition and general economic conditions. The Fund's below investment-grade (high-yield) securities are more risky than investment-grade securities. An investment in the Fund also is subject to the risk that, as a group, growth stocks may go through periodic cycles of outperforming and underperforming the general stock market and during periods of growth stock underperformance, the Fund's performance may suffer. The Fund's equity investments are also subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.

         SIGNIFICANT RISK DIFFERENCES: The ABN AMRO Balanced Fund does not currently invest in high-yield bonds, whereas the Alleghany Balanced Fund does. The Alleghany Balanced Fund, therefore, has greater exposure to the risks of investing in high-yield bonds as compared to the ABN AMRO Balanced Fund. Also, the fixed income portion of the ABN AMRO Balanced Fund is generally invested in securities with longer maturities than the Alleghany Fund, thereby increasing its exposure to the risk that changes in interest rates will cause the security's price to fall.

ABN AMRO TAX-EXEMPT FIXED INCOME FUND   --   ALLEGHANY MUNICIPAL BOND FUND

         An investment in the ABN AMRO TAX-EXEMPT FIXED INCOME FUND is subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers. Fixed income securities generally decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Generally, shorter-term securities and higher quality securities are less volatile, but usually have lower yields. In contrast, longer-term securities and lower quality securities are more volatile, but typically have higher yields.

         An investment in the Fund also is subject to the risks of investing in municipal issuers. The ability of a municipal issuer to repay principal and make interest payments may be affected by economic or political changes. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the ability of an issuer to repay principal and make interest payments and thus may affect the value of the Fund's municipal securities. In addition, Constitutional or legislative limits on borrowing by municipal issuers may decrease the supply of municipal securities. Finally, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes or other specific revenue sources.

         An investment in the ALLEGHANY MUNICIPAL BOND FUND is subject to the risk that as interest rates rise, bond prices will fall and the longer the maturity of a bond, the more sensitive is the bond's price to changes in interest rates. In addition, an issuer of a security in the Fund's portfolio may not be able to make principal and interest payments on a bond issue. The price of a bond is affected by an issuer's credit quality, which in turn is dependent on an issuer's financial condition and general economic conditions. Municipal securities are backed by the entities that issue them and/or other revenue streams, and like other fixed income securities, municipal securities are affected by changes in interest rates and the credit rating or financial condition of the issuer.

         SIGNIFICANT RISK DIFFERENCES: The ABN AMRO Tax-Exempt Fixed Income Fund generally invests in securities with longer maturities than the Alleghany Municipal Bond Fund, thereby increasing its exposure to the risk that changes in interest rates will cause the security's price to fall.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

         Alleghany Funds. Class N Shares may be purchased directly from Alleghany by mail, phone, wire or internet. Class N Shares may also be purchased through broker-dealers, banks and trust departments. The minimum initial purchase requirement is $2,500 for regular accounts, $500 for individual retirement accounts, and $500 for custodial accounts for minors. Shares purchased through regular deductions from a checking account (i.e., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month.

         Alleghany Fund shares may be purchased on any business day at a price per share equal to the net asset value ("NAV") next determined after Alleghany receives a purchase order and payment. The NAV of each Alleghany Fund is calculated once each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

         ABN AMRO Funds. Common Shares may be purchased directly from the ABN AMRO Trust by mail, telephone or wire. Common Shares may also be purchased through a variety of channels, including wrap programs, retirement plans, discount brokerage programs, and through various brokerage firms and financial institutions that are authorized to sell Common Shares (intermediaries). Investor Shares may be purchased only through intermediaries. The minimum initial purchase requirement is $2,000; the minimum subsequent purchase requirement is $100. Shares purchased through regular deductions from a checking account (i.e., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month.

         ABN AMRO Fund shares may be purchased on any business day at a price per share equal to the NAV next determined after the ABN AMRO Trust receives a purchase order and payment. The NAV of each ABN AMRO Fund is calculated once each business day as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

EXCHANGE PRIVILEGES.

         Alleghany Funds. Shareholders may exchange shares of one Alleghany Fund for shares of another Alleghany Fund within the same class of shares. Exchanges may be made by mail, internet or telephone (if the shareholder has selected this option) on any business day. Shareholders may submit exchange requests directly to Alleghany or though their intermediaries. The exchange price is the next NAV determined after Alleghany receives the exchange request. Alleghany Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

         ABN AMRO Funds. Shareholders may exchange shares of one ABN AMRO Fund for shares of another ABN AMRO Fund within the same class of shares. Exchanges may be made by mail or telephone (if the shareholder has selected this option) on any business day. Common shareholders may submit exchange requests directly to the ABN AMRO Trust or through their intermediaries. Investor shareholders transact only through their intermediaries. The exchange price is the next NAV determined after the ABN AMRO Trust receives the exchange request. The ABN AMRO Trust may require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient) for any exchanges of more than $50,000. The ABN AMRO Trust may change or cancel the exchange privilege at any time upon 60 days' notice to shareholders.

REDEMPTION PROCEDURES.

         Alleghany Funds. Shareholders may redeem shares on any business day by mail, telephone or internet. The redemption price will be the next NAV determined after Alleghany receives the redemption request. Shareholders may submit redemption requests directly to Alleghany or through their intermediaries. Redemptions may also be made through a Systematic Withdrawal Plan in amounts of $50 or more from any Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a shareholder's account balance drops below $50 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, Alleghany Funds may require the shareholder to redeem his/her remaining shares. However, the shareholder will be given at least 30 days' written notice to give him/her time to add to his/her account and avoid an involuntary redemption.

         If the redemption request exceeds $50,000, the address of record has changed within the last 30 days, or the shareholder requests that proceeds be sent to an address or an account that is different from the address that Alleghany has on its records, Alleghany requires a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

         ABN AMRO Funds. Shareholders may redeem shares on any business day by mail, wire or telephone. The redemption price will be the next NAV determined after the ABN AMRO Fund receives the redemption request. Common shareholders may submit redemption requests directly to the ABN AMRO Trust or through their intermediaries. Investor shareholders may transact only through their intermediaries. Redemptions may also be made through a Systematic Withdrawal Plan in amounts of $50 or more from any Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a shareholder's account balance drops below $2,000 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, ABN AMRO Funds may require the shareholder to redeem his/her remaining shares. However, the shareholder will always be given at least 60 days' written notice to give him/her time to add to his/her account and avoid an involuntary redemption.

         If the redemption request exceeds $50,000 or if the shareholder requests that proceeds be sent to an address or an account that is different from the address that ABN AMRO Trust has on its records, then ABN AMRO Trust may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

REDEMPTIONS IN KIND.

         Alleghany Funds. Alleghany has elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Because larger redemptions may be detrimental to existing shareholders, Alleghany reserves the right to make higher payments in the form of certain marketable securities (a redemption in kind).

         ABN AMRO Funds. The ABN AMRO Trust has also elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. In-kind redemptions generally will only occur under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders).

         A redemption in kind will consist of securities equal in value to a shareholder's shares. In the event that a redemption in kind were made, shareholders would probably have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any gain from the sale.

DIVIDEND POLICIES.

         Alleghany Funds. The Alleghany Balanced Fund declares and distributes income dividends quarterly. The Alleghany Bond Fund declares and distributes income dividends monthly. The Alleghany Municipal Bond Fund declares income dividends daily and distributes income dividends monthly. The Alleghany Funds distribute capital gains, if any, once a year in December. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

         ABN AMRO Funds. The ABN AMRO Funds declare and distribute income dividends monthly and distribute capital gains, if any, at least annually. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

INFORMATION RELATING TO THE REORGANIZATION

         DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A. The Reorganization Agreement provides for the Reorganization with respect to the Funds to occur on or about August 18, 2001.

         The Reorganization Agreement provides that all of the assets and stated liabilities of each ABN AMRO Fund will be transferred to the corresponding Alleghany Fund at 8:00 a.m. Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets, Alleghany will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional Class N shares of each Alleghany Fund to its corresponding ABN AMRO Fund equal in value to the last net asset value of that ABN AMRO Fund calculated before the Effective Time of the Reorganization.

         Following the transfer of assets and liabilities in exchange for Alleghany Fund shares, each ABN AMRO Fund will distribute, in complete liquidation pro rata to its shareholders of record, all the shares of the corresponding Alleghany Funds so received to its shareholders. Shareholders of each ABN AMRO Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding Alleghany Fund with the same aggregate value as the shareholder had in the ABN AMRO Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the ABN AMRO Funds' shareholders on the share records of the Alleghany Funds' transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Alleghany Funds due to the shareholders of the corresponding ABN AMRO Funds. Each ABN AMRO Fund then will be terminated. The Alleghany Funds do not issue share certificates to shareholders. Shares of the Alleghany Funds to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the ABN AMRO Funds' shareholders.

         The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the ABN AMRO Funds' shareholders; (ii) the receipt by the ABN AMRO Funds and the Alleghany Funds of a tax opinion to the effect that the Reorganization will be tax-free to the ABN AMRO Funds, their shareholders and the Alleghany Funds; and (iii) receipt by the ABN AMRO Funds and the Alleghany Funds of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board of Trustees of the ABN AMRO Trust or Alleghany determines that the Reorganization is not in the best interest of the shareholders of the ABN AMRO Funds or the Alleghany Funds, respectively.

         COSTS OF REORGANIZATION. The ABN AMRO Funds' reorganization expenses will be paid by AAAM and/or its affiliates. Reorganization expenses that are incurred by the Alleghany Funds will be paid by Chicago Capital and/or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage costs of any necessary rebalancing of the Funds' investment portfolios.

         FEDERAL INCOME TAXES. Each combination of an ABN AMRO Fund and a corresponding Alleghany Fund in the Reorganization is intended to qualify for U.S. Federal income tax purposes as a separate tax-free reorganization under
Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the ABN AMRO Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Alleghany Fund shares received will be the same as the basis of the ABN AMRO Fund shares exchanged; and the holding period of the Alleghany Fund shares received will include the holding period of the ABN AMRO Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the ABN AMRO Trust and Alleghany will receive an opinion from counsel to the ABN AMRO Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

         The sale of securities by the ABN AMRO Funds before the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution before the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

         CAPITALIZATION. The following table sets forth as of April 30, 2001:
(i) the unaudited capitalization of each Alleghany Fund; (ii) the unaudited capitalization of each ABN AMRO Fund; and (iii) the unaudited pro forma combined capitalization of the Alleghany Funds assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase and redemption activity.

-----------------------------------------------------------------------------------------------------------------------------------
                     FUND                                    NET ASSETS            NET ASSET VALUE PER SHARE    SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Fixed Income Fund
     Common Shares                                         $199,825,330.37                      $ 9.93              20,123,361.850
     Investor Shares                                           $241,102.53                      $ 9.99                  24,134.970
                                                           ---------------                      ------              --------------
     Total                                                 $200,066,432.90                                          20,147,496.820
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Bond - N Class                                131,479,429.25                      $ 9.95              13,211,909.590
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Bond Fund
     Class N Shares                                        $331,545,862.15                      $ 9.95              33,315,888.125
===================================================================================================================================
ABN AMRO Balanced Fund
     Common Shares                                         $ 72,229,492.16                      $ 9.93               7,276,472.420
     Investor Shares                                         $2,197,336.07                      $ 9.94                 221,029.360
                                                           ---------------                      ------              --------------
     Total                                                 $ 74,426,828.23                                           7,497,501.780
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Balanced - N Class                           $291,023,010.83                      $12.17              23,906,070.540
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Balanced Fund
     Class N Shares                                        $365,449,839.06                      $12.17              30,019,858.589
===================================================================================================================================
ABN AMRO Tax-Exempt Fixed Income Fund
     Common Shares                                         $ 25,742,249.33                      $10.41               2,473,948.160
     Investor Shares                                           $255,035.90                      $10.38                  24,569.520
                                                           ---------------                      ------              --------------
     Total                                                 $ 25,997,285.23                                           2,498,517.680
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Municipal Bond Fund - N Class                $ 20,418,414.22                      $10.09               2,023,441.780
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Municipal Bond Fund
     Class N Shares                                        $ 46,415,699.45                      $10.09               4,599,743.374
===================================================================================================================================

                         REASONS FOR THE REORGANIZATION

         The performance of the Alleghany Funds generally has been better than that of the ABN AMRO Funds, and the net expenses of the Alleghany Funds are competitive with those of the corresponding ABN AMRO Funds. Management of ABN AMRO Funds believes that the shareholders of the ABN AMRO Funds would benefit from the larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization.

         At a meeting held on April 23, 2001, the Board of Trustees of the ABN AMRO Trust determined that the proposed Reorganization would be in the best interests of each ABN AMRO Fund and that the interests of the existing ABN AMRO Fund shareholders would not be diluted as a result of the Reorganization. Before approving the Reorganization, the Board examined factors that it considered relevant, including information regarding comparative expense ratios. The Board also compared other aspects of the Alleghany Funds and the ABN AMRO Funds, including relative performance information, the compatibility of the Funds' investment objectives, the continuing viability of each class and Fund, the potential for improved economies of scale, and the Funds' service features, including the fact that ABN AMRO Fund shareholders will be able to use exchange privileges as part of a larger and more diverse family of mutual funds. The Board examined the terms of the Reorganization Agreement, including the fact that AAAM and/or its affiliates would bear the Funds' costs associated with the Reorganization and that the Reorganization is expected to qualify as a tax-free transaction. Based on this information, the Board recommends that the shareholders of each ABN AMRO Fund approve the Reorganization.

                               SHAREHOLDER RIGHTS
ALLEGHANY FUNDS

         General. Alleghany is an open-end management investment company established as a Delaware business trust pursuant to a Trust Instrument dated September 8, 1993. Alleghany is also governed by its By-Laws and applicable Delaware law.

         Shares. Alleghany is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, Alleghany consists of over 25 separate investment series offering up to five classes of shares: Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. The five classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of the Alleghany Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

         Voting Rights. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of Alleghany have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

         Shareholder Meetings. Alleghany is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or on the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

         Election and Term of Trustees. The Alleghany Funds' affairs are supervised by the trustees under the laws governing business trusts in the State of Delaware. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Under Alleghany's By-Laws, trustees hold office until the end of the Alleghany Funds' fiscal year in which the trustee attains 72 years of age, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal or by a vote of shareholders owning at least two-thirds of the outstanding shares.

         Shareholder Liability. Pursuant to Delaware law and Alleghany's Trust Instrument, shareholders of the Alleghany Funds generally are not personally liable for the acts, omissions or obligations of the trustees or Alleghany.

         Trustee Liability. Pursuant to Delaware law and Alleghany's Trust Instrument, trustees are not personally liable to any person other than Alleghany and the shareholders for any act, omission or obligation of Alleghany or another trustee. Pursuant to Alleghany's Trust Instrument, trustees are not personally liable for any act or omission he or she takes while acting as a trustee or for any act or omission of any other person or party, except that trustees are not protected against liability to Alleghany or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a trustee. Alleghany generally indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for liabilities and expenses arising from the trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a trustee.

ABN AMRO FUNDS

         General. The ABN AMRO Trust is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The ABN AMRO Trust is also governed by its By-Laws and applicable Massachusetts law.

         Shares. The ABN AMRO Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the ABN AMRO Trust consists of eighteen separate investment series offering up to four classes of shares: Common Shares, Investor Shares, Institutional Shares and Institutional Service Shares. The four classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of each Fund have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

         Voting Rights. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of Alleghany have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

         Shareholder Meetings. The ABN AMRO Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or by shareholders holding at least 10% of the shares then outstanding.

         Election and Term of Trustees. The ABN AMRO Funds' affairs are supervised by the trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Trustees hold office for a term of eight years, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by a vote of the majority of trustees then in office or by a vote of shareholders holding a majority of the shares entitled to vote.

         Shareholder Liability. Pursuant to the ABN AMRO Trust's Declaration of Trust, shareholders of the ABN AMRO Funds are not personally liable for the acts, omissions or obligations of the trustees or the ABN AMRO Trust.

         Trustee Liability. The Trustees generally are not personally liable for any obligation of the ABN AMRO Trust. The ABN AMRO Trust will indemnify its trustees against all liabilities and expenses, except for those arising from the trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                           ---------------------------

         The foregoing is only a summary of certain rights of shareholders of Alleghany and the ABN AMRO Trust under their governing charter documents, By-Laws and state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

          MORE INFORMATION ABOUT ALLEGHANY FUNDS AND THE ABN AMRO FUNDS

         Information concerning the operation and management of the Alleghany Funds is included in the current prospectus relating to the Alleghany Funds, which is incorporated herein by reference and a copy of which accompanies this Proxy Statement/Prospectus. Additional information about the Alleghany Funds is included in the Statement of Additional Information for the Alleghany Funds dated March 1, 2001 as amended May 15, 2001, which is available upon request and without charge by calling 1-800-992-8151.

         Information about the ABN AMRO Funds is included in the current prospectuses relating to those Funds dated May 1, 2001, which are incorporated by reference herein. Additional information is included in the Statement of Additional Information of ABN AMRO Funds dated May 1, 2001, which is available upon request and without charge by calling 1-800-443-4725. The ABN AMRO Funds' current prospectuses and Statement of Additional Information have been filed with the SEC.

         The Alleghany Funds and ABN AMRO Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549.

         INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION. ABN AMRO North America Holding Company may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the Alleghany Funds and the ABN AMRO Funds pursuant to advisory agreements with the Funds. Future growth of the Alleghany Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

         FISCAL YEAR END AND FINANCIAL STATEMENTS. The fiscal year end of each ABN AMRO Fund is December 31. The fiscal year end of each Alleghany Fund is October 31.

         The financial statements of the Alleghany Funds are contained in Alleghany's annual report to shareholders for the fiscal year ended October 31, 2000 and have been audited by KPMG LLP, their independent auditor. These financial statements for the Alleghany Funds are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the participating Alleghany Funds, and not to any other Funds that are part of Alleghany and described therein.

         The financial statements of the ABN AMRO Funds contained in the ABN AMRO Funds' Annual Report to shareholders for the fiscal year ended December 31, 2000 have been audited by Ernst & Young LLP, their independent auditor. These financial statements are incorporated by reference into this Proxy Statement/Prospectus. The ABN AMRO Funds and Alleghany Funds each will furnish, without charge, a copy of their most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the ABN AMRO Funds at 4400 Computer Drive, Westborough, Massachusetts 01581 or by calling 1-800-443-4725 and to Alleghany at P.O. Box 5164, Westborough, Massachusetts 01581 or by calling 1-800-992-8151.

THE BOARD OF TRUSTEES OF THE ABN AMRO TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

                                 VOTING MATTERS

         GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the ABN AMRO Trust in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Alleghany and the ABN AMRO Trust may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by AAAM and/or its affiliates.

         VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the ABN AMRO Funds are entitled to one vote for each full share held and fractional votes for fractional shares. A majority of the shares of a Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to each ABN AMRO Fund requires the vote of a majority of the shares entitled to vote on the approval. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the ABN AMRO Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the ABN AMRO Funds will be voted upon separately by the shareholders of the respective Funds. The consummation of each Fund's Reorganization is not conditioned on the approval of the Reorganization by any other Fund.

         Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

         If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, or any officer present entitled to preside or act as Secretary of the Meeting, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by AAAM and/or its affiliates.

         RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the ABN AMRO Funds at the close of business on Friday, June 29, 2001 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

         ----------------------------------------------------------------------
                  ABN AMRO FUNDS                               FUND SHARES
         ----------------------------------------------------------------------
         Fixed Income Fund
              Common Shares...........................
              Investor Shares.........................
         ----------------------------------------------------------------------
         Balanced Fund
              Common Shares...........................
              Investor Shares.........................
         ----------------------------------------------------------------------
         Tax-Exempt Fixed Income Fund
              Common Shares...........................
              Investor Shares.........................
         ----------------------------------------------------------------------

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

         ABN AMRO FUNDS. As of the Record Date, the officers and Trustees of the ABN AMRO Trust as a group, beneficially owned less than 1% of the outstanding Common Shares and Investor Shares of the ABN AMRO Funds. As of the Record Date, to the best of the knowledge of the ABN AMRO Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of Common Shares or Investor Shares of the following ABN AMRO Funds:


------------------------------------------------------------------------------------------
      NAME AND ADDRESS       FUND/CLASS      PERCENTAGE OWNERSHIP     TYPE OF OWNERSHIP
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

*        Record and Beneficial Ownership.
**       Record Ownership Only.
+        Beneficial Ownership Only.

         ABN AMRO North America Holding Company is a domestic corporation. ABN AMRO North America Holding Company's direct and indirect parents are ABN AMRO Bank N.V. and ABN AMRO Holdings N.V. Upon confirmation of the Reorganization, certain affiliates of ABN AMRO North America Holding Company will own [__]% of the Alleghany Bond Fund, [__]% of the Alleghany Balanced Fund and [__]% of the Alleghany Municipal Bond Fund.

         ALLEGHANY FUNDS. As of the Record Date, the officers and Trustees of Alleghany as a group, beneficially owned less than 1% of the outstanding Class N Shares and Class I Shares of the Alleghany Funds, except for Mr. Stuart Bilton, who owned [__]% of the Alleghany Municipal Bond Fund. As of the Record Date, to the best of the knowledge of Alleghany, the following persons owned of record or beneficially 5% or more of the outstanding shares of Class N Shares or Class I Shares of the Alleghany Funds:

------------------------------------------------------------------------------------------
      NAME AND ADDRESS       FUND/CLASS      PERCENTAGE OWNERSHIP     TYPE OF OWNERSHIP
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

*        Record and Beneficial Ownership.
**       Record Ownership Only.
+        Beneficial Ownership Only.

         ABN AMRO North America Holding Company and/or its subsidiaries may be considered to control the ABN AMRO Funds and as a result may be able to affect the outcome of the Special Meeting of Shareholders. As of the date of this Proxy Statement/Prospectus, certain ABN AMRO affiliates owned a majority (and substantially all in most cases) of each ABN AMRO Fund's outstanding voting securities.

         EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the ABN AMRO Trust, Alleghany, AAAM, Chicago Capital and/or their affiliates or service providers at an estimated cost of approximately $50,000. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by AAAM and/or its affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

         The Board of Trustees of the ABN AMRO Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         ABN AMRO FUNDS. Shareholder inquiries may be addressed to the ABN AMRO Trust in writing at the address on the cover page of this Proxy
Statement/Prospectus or by calling 1-800-443-4725.

         ALLEGHANY FUNDS. Shareholder inquiries may be addressed to Alleghany in writing at P.O. Box 5164, Westborough, Massachusetts 01581 or by calling 1-800-992-8151.

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS, OR IN PERSON AT THE MEETING.


                                              By Order of the Board of Trustees,


                                              Randall C. Hampton
                                              President
                                              ABN AMRO Funds

            EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____day of _____, 2001, by and between Alleghany Funds, a Delaware business trust, with its principal place of business at 171 North Clark Street, Chicago, Illinois 60601 (the "Trust"), with respect to its ABN AMRO Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO International Equity Fund, ABN AMRO Europe Equity Growth Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund, ABN AMRO Institutional Prime Money Market Fund, and Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund (each an "Existing Acquiring Fund"), each a separate series of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and the ABN AMRO Funds, a Massachusetts business trust, with its principal place of business at 4400 Computer Drive, Westborough, Massachusetts 01581 ("ABN AMRO Funds"), with respect to its Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Value Fund, Growth Fund, Small Cap Fund, Real Estate Fund, International Equity Fund, Europe Equity Growth Fund, Asian Tigers Fund, Latin America Equity Fund, Institutional Prime Money Market Fund, Balanced Fund, Fixed Income Fund and Tax-Exempt Fixed Income Fund, each a separate series of ABN AMRO Funds (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

         This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Class N Shares, Class I Shares, Class S Shares, Class Y Shares or Class YS Shares of beneficial interest, no par value per share, of its corresponding Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the identified liabilities of each Selling Fund; and (iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

         WHEREAS, each Acquiring Fund and each Selling Fund is a separate series of the Trust and ABN AMRO Funds, respectively, and the Trust and ABN AMRO Funds are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its corresponding Acquiring Fund is permitted to invest;

         WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

         WHEREAS, the Trustees of the ABN AMRO Funds have determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund's shareholders and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUNDS' LIABILITIES AND LIQUIDATION OF THE SELLING FUNDS

         1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets and stated liabilities, as set forth in paragraph 1.2, to its corresponding Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its corresponding Selling Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the Closing Dates provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Selling Fund on its respective Closing Date.

         Each Selling Fund has provided its corresponding Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

         Each Selling Fund will, within a reasonable period of time before its respective Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time before its respective Closing Date, furnish its corresponding Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its Acquiring Funds, will dispose of securities on the Acquiring Fund's list before its respective Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of its respective Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

         1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before its respective Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its corresponding Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its corresponding Selling Fund reflected in its Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         1.4 Prior to each Closing Date, the Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of each respective Closing Date.

         1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on its respective Closing Date.

         1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each Selling Fund.

         1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund.

         1.9 TERMINATION. Each Selling Fund shall be terminated promptly following its respective Closing Date and the making of all distributions pursuant to paragraph 1.5.

         1.10 All books and records of each Selling Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after its respective Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following its respective Closing Date.

         1.11 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and ABN AMRO Funds, respectively, which are involved in the Reorganization as of the Closing Dates.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its corresponding Acquiring Fund hereunder shall be the value of such assets on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the ABN AMRO Funds' Declaration of Trust and each Selling Fund's then current prospectuses and statements of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring Fund and Selling Fund agrees to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and procedures of its corresponding Selling Fund. Where a pricing difference results from a difference in pricing methodology, the parties will eliminate such difference by using the Acquiring Funds' methodology in valuing the Selling Funds' assets.

         2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust's Trust Instrument and each Acquiring Fund's then current prospectuses and statements of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares, if any) in exchange for its corresponding Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund of each of its classes by (y) the net asset value per share of the corresponding classes of the Acquiring Fund determined in accordance with paragraph 2.2 [(a) x
(b), where (b)=(x)/(y)]. Holders of Common Shares, Investor Shares, Institutional Shares and Institutional Service Shares of the Selling Funds will receive Class N Shares, Class I Shares, Class S Shares, Class Y Shares or Class YS Shares of the corresponding Acquiring Funds, as set forth on Schedule A attached hereto.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by PFPC, Inc.

                                   ARTICLE III

                           CLOSINGS AND CLOSING DATES

         3.1 CLOSING DATES. The closing (each a "Closing" and collectively, the "Closings") shall occur in two steps. There will be a separate closing on or about August 18, 2001 for the ABN AMRO Funds' Fixed Income Fund, Balanced
Fund and Tax-Exempt Fixed Income Fund and a separate closing on or about
August 25, 2001 for the ABN AMRO Funds' Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Value Fund, Growth Fund, Small Cap Fund, Real Estate Fund, International Equity Fund, Europe Equity Growth Fund, Asian Tigers Fund, Latin America Equity Fund, Institutional Prime Money Market Fund or such other date(s) as the parties may agree to in writing (each a "Closing Date" and collectively, the "Closing Dates"). All acts taking place at the Closings shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closings shall be held as of 8:00 a.m. Eastern time (the "Effective Time") at the offices of PFPC, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. The Chase Manhattan Bank, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closings a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its corresponding Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. PFPC, Inc., as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closings a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closings. Each Acquiring Fund shall issue and deliver or cause PFPC, Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Dates to the Secretary of ABN AMRO Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closings, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to its corresponding Acquiring Fund as follows:

                  (a) The Selling Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                  (b) ABN AMRO Funds is registered as an open-end management investment company under the 1940 Act, and ABN AMRO Funds' registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statements of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any provision of ABN AMRO Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before its applicable Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of June 30, 2001 and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

                  (h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) All issued and outstanding shares of the Selling Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

                  (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrances, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of a Certificate of Merger or Consolidation pursuant to the laws of the State of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

                  (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                  (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on each Closing Date, any written information furnished by the ABN AMRO Funds with respect to the Selling Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

                  (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by ABN AMRO Funds, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of a Certificate of Merger or Consolidation pursuant to Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its corresponding Selling Fund as follows:

                  (a) The Acquiring Fund is a separate series of the Trust and the Trust is a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

                  (f) The financial statements of the Acquiring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of April 30, 2001, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

                  (g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                  (m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on each Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund intends to qualify as a RIC under the Code, and with respect to each Acquiring Fund that has conducted material investment operations before the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

                  (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of any articles, certificates or other documents that may be required under Delaware law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

                  (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

             COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5 each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

         5.2 APPROVAL OF SHAREHOLDERS. ABN AMRO Funds will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its corresponding Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by ABN AMRO Funds' Treasurer.

         5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares (the "Registration Statement"). ABN AMRO Funds will prepare and file a proxy statement on Schedule 14A under the 1933 Act ("Proxy Statement"). The Registration Statement shall include a proxy statement and a prospectus of each Existing Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement and the Proxy Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statement and Proxy Statement (the "Proxy Materials"), as applicable, for inclusion therein, in connection with the meeting(s) of the Selling Funds' Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

         5.8 INDEMNIFICATION OF TRUSTEES. The Trust will assume certain liabilities and obligations of the ABN AMRO Funds relating to any obligation of the ABN AMRO Funds to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the ABN AMRO Funds' Declaration of Trust, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the ABN AMRO Funds' Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

         5.9 The Trust shall take all action necessary so that at the Effective Time Mr. Arnold Brookstone and Mr. Robert Feitler, who have been selected and nominated by the Trust's Nominating Committee to serve as independent trustees (who are trustees who are not interested persons as defined by the 1940 Act), shall become trustees of the Trust's Board of Trustees and shall serve in that capacity in accordance with the Trust's declaration of trust and bylaws. The Trust also shall take all action necessary so that at the Effective Time Messrs. Brookstone and Feitler shall become members of each committee of the Board of Trustees of the Trust that is then comprised of all independent trustees of the Trust. The Trust shall also take all action necessary so that at the Effective Time Mr. James Wynsma shall become a trustee of the Trust's Board of Trustees and shall serve in the capacity of interested trustee (who are trustees who are interested persons as defined by the 1940 Act).

         5.10 The Trust shall take all action necessary so that the Acquiring Funds' total operating expenses after waivers and reimbursements do not exceed the amounts set forth in Schedule B hereto for the periods set forth in such Schedule following the Effective Time.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

         The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the applicable Closing Date, and, in addition, subject to the following conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its corresponding Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Vedder, Price, Kaufman & Kammholz, counsel to the Trust, dated as of such Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) Each Acquiring Fund is a legally designated, separate series of the Trust, and the Trust is a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Trust is registered as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the ABN AMRO Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Funds in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

                  (e) The Registration Statement has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

                  (g) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the date(s) of mailing of the Proxy Materials or the Closing Date, which are required to be described in the Proxy Materials or to be filed as an exhibit thereto that are not described or filed as required.

                  (h) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, to the knowledge of such counsel, the Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Proxy Materials.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Proxy Materials and related matters were discussed. Although such counsel is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Materials, on the basis of the foregoing (relying as to materiality exclusively upon the opinions of the Trust's officers and other representatives of each Acquiring Fund) and without such counsel having made any investigations of the statements made in the Proxy Materials, no facts have come to its attention that leads it to believe that the Proxy Materials as of their dates, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding an Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make such statements therein regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Selling Fund, contained in the Proxy Materials, and that such opinion is solely for the benefit of the ABN AMRO Funds and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Vedder, Price, Kaufman & Kammholz appropriate to render the opinions expressed therein.

         In this paragraph 6.2(h), references to the Proxy Materials include and relate to only the text of such Proxy Materials and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Materials.

         6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of ABN AMRO Funds, covering the actions of such Trustees and officers of ABN AMRO Funds for the period they served as such.

         6.5 As of each respective Closing Date, the Trust's fidelity bond for the Acquiring Funds shall meet all applicable requirements under the 1940 Act based on the level of the Acquiring Funds' assets immediately after the Effective Time.

                                   ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

         The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each corresponding Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

         7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Selling Fund shall have delivered to its corresponding Acquiring Funds on such Closing Date a certificate executed in the Selling Fund's name by ABN AMRO Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to its corresponding Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the ABN AMRO Funds.

         7.3 The Acquiring Fund shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, counsel to each Selling Fund, dated as of such Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

                  (a) Each Selling Fund is a legally designated, separate series of ABN AMRO Funds, and that ABN AMRO Funds is a voluntary association duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The ABN AMRO Funds is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the ABN AMRO Funds on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable, and no shareholder of a Selling Fund has any preemptive rights with respect to the Selling Fund's shares.

                  (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of ABN AMRO Funds' Declaration of Trust (assuming shareholder approval has been obtained) or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which a Selling Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (g) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Proxy Materials or the Closing Date, which are required to be described in the Proxy Materials or to be filed as an exhibit thereto that are not described or filed as required.

                  (h) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, to the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Proxy Materials.

         Such counsel shall also state that it has participated in conferences with officers and other representatives of each Selling Fund at which the contents of the Proxy Materials and related matters were discussed. Although such counsel is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Materials, on the basis of the foregoing (relying as to materiality exclusively upon the opinions of ABN AMRO Funds' officers and other representatives of each Selling Fund) and without such counsel having made any investigations of the statements made in the Proxy Materials, no facts have come to its attention that leads it to believe that the Proxy Materials as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make such statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Acquiring Fund contained in the Proxy Materials, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3(h), references to the Proxy Materials include and relate to only the text of such Proxy Materials and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                         ACQUIRING FUND AND SELLING FUND

         If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund in accordance with Massachusetts law and the provisions of ABN AMRO Funds' Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On each Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or before the applicable Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or before such Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received an opinion of Morgan, Lewis & Bockius LLP addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling
Fund:

                  (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

                  (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Share to be received by each Selling Fund Shareholder will include the period during which the Selling

Fund shares exchanged therefore were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

                  (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

         9.1 ABN AMRO Asset Management (USA) LLC and/or affiliates thereof will pay the expenses associated with Selling Fund's participation in the Reorganization. The investment adviser to the Acquiring Fund and/or affiliates thereof will pay the expenses associated with Acquiring Fund's participation in to the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement and Proxy Statement; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust, on behalf of each Acquiring Fund, and ABN AMRO Funds, on behalf of each Selling Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

         10.2     Except as specified in the next sentence set forth in this section 10.2, the representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing Date, and the obligations of each of the Acquiring Funds in sections 5.9 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Trust and the ABN AMRO Funds. In addition, either the Trust or the ABN AMRO Funds may at their option terminate this Agreement at or before either Closing Date due to:

                  (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before each Closing Date, if not cured within 30 days;

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

                  (c) a determination by the parties' Board of Trustees, as appropriate, determine that the consummation of the transactions contemplated herein are not in the best interest of the ABN AMRO Funds or the Trust, respectively, and give notice to the other party hereto.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, the ABN AMRO Funds, their respective Trustees or officers, to the other party or its Trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the ABN AMRO Funds as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Declaration of Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                 ALLEGHANY FUNDS

                                 By:
                                    -------------------------------------------
                                 Name:  Kenneth C. Anderson
                                 Title: President


                                 ABN AMRO FUNDS

                                 By:
                                    -------------------------------------------
                                 Name: Randall C. Hampton
                                 Title: President

ACKNOWLEDGED:

         By:
             -----------------------

         Name:
              ----------------------

         Title:                       of ABN AMRO Asset Management (USA) LLC
                --------------------

             SCHEDULE A TO THE AGREEMENT AND PLAN OF REORGANIZATION

                         SUMMARY OF THE REORGANIZATION
             (shareholders of each Selling Fund will receive shares
            of the class of the Acquiring Fund opposite their class)


------------------------------------------------------- -------------------------------------------
ABN AMRO FUND  (SELLING FUND)                           ALLEGHANY FUND  (ACQUIRING FUND)
------------------------------------------------------- -------------------------------------------
ABN AMRO Money Market Fund                              ABN Money Market Fund
-        Common Shares                                  -        Class I Shares
-        Investor Shares                                -        Class S Shares

ABN AMRO Government Money Market Fund                   ABN Government Money Market Fund
-        Common Shares                                  -        Class I Shares
-        Investor Shares                                -        Class S Shares

ABN AMRO Treasury Money Market Fund                     ABN Treasury Money Market Fund
-        Common Shares                                  -        Class I Shares
-        Investor Shares                                -        Class S Shares

ABN AMRO Tax-Exempt Money Market Fund                   ABN Tax-Exempt Money Market Fund
-        Common Shares                                  -        Class I Shares
-        Investor Shares                                -        Class S Shares

ABN AMRO Value Fund                                     ABN Value Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares

ABN AMRO Growth Fund                                    ABN Growth Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares

ABN AMRO Small Cap Fund                                 ABN Small Cap Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares

ABN AMRO Real Estate Fund                               ABN Real Estate Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares

ABN AMRO International Equity Fund                      ABN International Equity Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares

ABN AMRO Europe Equity Growth Fund                      ABN Europe Equity Growth Fund
-        Common Shares                                  -        Class N Shares

ABN AMRO Asian Tigers Fund                              ABN Asian Tigers Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares
------------------------------------------------------- -------------------------------------------


------------------------------------------------------- -------------------------------------------
ABN AMRO FUND  (SELLING FUND)                           ALLEGHANY FUND  (ACQUIRING FUND)
------------------------------------------------------- -------------------------------------------
ABN AMRO Latin America Equity Fund                      ABN Latin America Equity Fund
-        Common Shares                                  -        Class N Shares

ABN AMRO Institutional Prime Money Market Fund          ABN Institutional Prime Money Market Fund
-        Institutional Shares                           -        Class Y Shares
-        Institutional Service Shares                   -        Class YS Shares

ABN AMRO Balanced Fund                                  Alleghany/Chicago Trust Balanced Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares

ABN AMRO Fixed Income Fund                              Alleghany/Chicago Trust Bond Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares

ABN AMRO Tax-Exempt Fixed Income Fund                   Alleghany/Chicago Trust Municipal Bond Fund
-        Common Shares                                  -        Class N Shares
-        Investor Shares                                -        Class N Shares
------------------------------------------------------- -------------------------------------------

             SCHEDULE B TO THE AGREEMENT AND PLAN OF REORGANIZATION

                        TOTAL NET FUND OPERATING EXPENSES
                         (as a percentage of net assets)


-------------------------------------------------------------------------------------------------------------------
                    FUND                                         CLASS                        EXPENSE LIMIT
-------------------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund                                    Class N Shares(1)                   2.07%

ABN AMRO Europe Equity Growth Fund                            Class N Shares(1)                   1.80%

ABN AMRO Growth Fund                                          Class N Shares(1)                   1.03%

ABN AMRO International Equity Fund                            Class N Shares(1)                   1.34%

ABN AMRO Latin America Equity Fund                            Class N Shares(1)                   2.02%

ABN AMRO Real Estate Fund                                     Class N Shares(1)                   1.32%

ABN AMRO Small Cap Fund                                       Class N Shares(1)                   1.15%

ABN AMRO Value Fund                                           Class N Shares(1)                   1.06%

ABN AMRO Government Money Market Fund                         Class I Shares(1)                   0.29%

                                                              Class S Shares(1)                   0.63%

ABN AMRO Money Market Fund                                    Class I Shares(1)                   0.35%

                                                              Class S Shares(1)                   0.71%

ABN AMRO Tax-Exempt Money Market Fund                         Class I Shares(1)                   0.32%

                                                              Class S Shares(1)                   0.57%

ABN AMRO Treasury Money Market Fund                           Class I Shares(1)                   0.35%

                                                              Class S Shares(1)                   0.60%

ABN AMRO Institutional Prime Money Market Fund                Class Y Shares(2)                   0.18%

                                                              Class YS Shares(1)                  0.43%

Alleghany/Chicago Trust Balanced Fund                         Class N Shares(1)                  [1.07%]

Alleghany/Chicago Trust Bond Fund                             Class N Shares(1)                   0.74%

Alleghany/Chicago Trust Municipal Bond Fund                   Class N Shares(1)                   1.00%
-------------------------------------------------------------------------------------------------------------------


--------
(1) Expenses limited to the amount shown for eight full calendar quarters following the Reorganization.

(2) Expenses limited to the amount shown for four full calendar quarters following the Reorganization and 0.20% of its net assets for the following four full calendar quarters.

       EXHIBIT B - MANAGEMENT'S DISCUSSION OF ALLEGHANY FUND PERFORMANCE

ALLEGHANY/CHICAGO TRUST BOND FUND

PERFORMANCE FOR THE YEAR ENDED OCTOBER 31, 2000
SUMMARY INFORMATION


                         ALLEGHANY/CHICAGO TRUST
                                BOND FUND
                                 CLASS N
TOTAL RETURNS:
One Year ................         6.98%
Three Year
   Average Annual .......         5.18%
Five Year
   Average Annual .......         6.02%
Average Annual
   Since Inception ......         5.96%
Inception Date ..........       12/13/93

TOP TEN HOLDINGS
as of October 31, 2000
COMPANY AND % OF TOTAL NET ASSETS
Government National Mortgage Association
   7.000%, 09/15/28, Pool #458926 ............   3.14%
Federal National Mortgage Association
   7.500%, 02/01/30, Pool #529028 ............   2.74%
Federal Home Loan Mortgage Corporation
   8.000%, 02/01/30, Pool #C00922 ............   2.61%
U.S. Treasury Bond 6.250%, 08/15/2023 ........   2.47%
U.S. Treasury Bond 6.000%, 02/15/2026 ........   2.18%
Waste Management, Inc. Subordinated Notes
   4.000%, 02/01/2002 ........................   2.13%
Ford Motor Credit Co., Inc.,
   7.500%, 03/15/2005 ........................   1.95%
Federal Home Loan Mortgage Corporation
   7.500%, 11/01/29, Gold Pool #C32468 .......   1.84%
U.S. Treasury Bond 7.125%, 02/15/2023 ........   1.84%
Federal Home Loan Bank
   6.500%,11/15/06, Series PX02 ..............   1.74%

ALLEGHANY/CHICAGO TRUST BOND FUND

PORTFOLIO MANAGER COMMENTARY

                                           [PHOTO OMITTED - THOMAS J. MARTHALER]
                                                        Thomas J. Marthaler, CFA

Q    How did the Fund perform during the
     fiscal year ended October 31, 2000?

A The Fund's performance was very competitive, outperforming the average intermediate bond fund, while slightly underperforming its unmanaged benchmark. For the 12-month period, Alleghany/Chicago Trust Bond Fund's total return was 6.98%. In comparison, the Lehman Brothers Aggregate Bond Index, which includes no expenses, reflected a return of 7.30% for the same period, while the Fund's peer group, the Lipper Intermediate Investment Grade Index, returned 6.33%.

Q    How would you describe the investment
     environment?

A For most of the fiscal year, the U.S. economy grew at a blistering pace, putting upward pressure on interest rates. U.S. economic growth reached 7.3% during the fourth quarter of 1999 and 5.4% during the first quarter of 2000. Meanwhile, the Fed raised short-term interest rates from 5.25% to 6.50% in an effort to slow the economy. While this was occurring, the U.S. government, flush with a federal budget surplus, announced plans to retire Treasury debt, which exerted downward pressure on Treasury bond and note yields. By mid-summer, evidence of an economic slowdown took place, which reduced inflation expectations. Treasury bond prices stabilized as politicians promised to spend the surplus on new programs or a tax cut. However, disappointing corporate profits spooked the corporate bond market.

Q    Which bond sectors performed the
     best? Which performed the worst?

A U.S. Treasury bonds performed well for much of the period, as the federal government's buyback program buoyed prices. Mortgage-backed and asset-backed securities, which offer higher yields to compensate investors for refinancing risk, also performed well because there was relatively little refinancing activity during the year. However, investors shunned high-yield bonds because of fears over a slowing economy and its impact on corporate profits and the ability to repay debt. To a lesser extent, the same was true of investment-grade corporate bonds.

Q    What strategies did you employ as the
     fiscal year came to a close?

A Late in September, we exploited weakness in the U.S. Treasury sector to modestly add to our positions. We have kept our mortgage-backed securities position at about one-third of the portfolio. We're always on the lookout for value in intermediate corporate bonds, which continue to offer significant yield premiums over Treasury bonds. However, we have become more selective, especially in looking for long-term corporate bonds, recognizing their increased volatility in the near-term economic and political environment. As of October 31, 2000, the portfolio was comprised as follows: corporates, 44%, mortgages, 36%, U.S. governments, 11% and cash, 9%. The portfolio's average credit quality was AA3, its effective duration was 4.7 years and its 30-day SEC yield was 7.10%.

Q    What is your outlook?

A We believe that the Fed will be constrained from easing -- which it would normally commence at this point in the economic cycle -- by high energy prices and tight labor markets. The Fed's fear of inflation offsets its confidence in the sustainability of productivity gains, inferring a steady policy for the coming few quarters. In the meantime, corporate bonds and mortgage-backed securities offer very attractive yields.

                                                                OCTOBER 31, 2000

                      PORTFOLIO ALLOCATION BY MARKET SECTOR

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
U.S. GOVERNMENT AND AGENCY OBLIGATIONS            45%
CORPORATE NOTES AND BONDS                         41%
CASH AND OTHER NET ASSETS                          9%
YANKEE BONDS                                       3%
NON-AGENCY/CMO MORTGAGE SECURITIES                 2%

                             ALLEGHANY/CHICAGO TRUST
                               BOND FUND--CLASS N
                               GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         LEHMAN BROTHERS      LIPPER INTERMEDIATE    ALLEGHANY/CHICAGO
       AGGREGATE BOND INDEX  INVESTMENT GRADE INDEX   TRUST BOND FUND
12-93         10000                 10000                  10000
10-94          9535                  9537                   9677
10-95         11026                 10885                  11117
10-96         11671                 11465                  11758
10-97         12709                 12388                  12797
10-98         13895                 13378                  13778
10-99         13969                 13416                  13919
10-00         14989                 14265                  14891

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN CLASS N SHARES OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                            LEHMAN BROTHERS AGGREGATE
                               BOND INDEX RETURNS
                                10/31/99-10/31/00
---------------------------------------------------------
U.S. Government .............................       8.04%
Corporate ...................................       5.38%
High Yield ..................................      -1.61%
Mortgage-Backed .............................       7.57%
Asset-Backed ................................       7.10%
Emerging Markets ............................      17.65%

ALLEGHANY/CHICAGO TRUST BALANCED FUND

PERFORMANCE FOR THE YEAR ENDED OCTOBER 31, 2000
SUMMARY INFORMATION


                       ALLEGHANY/CHICAGO TRUST
                            BALANCED FUND
TOTAL RETURNS:
One Year ..............        14.82%
Three Year
   Average Annual .....        16.85%
Five Year
   Average Annual .....        17.57%
Average Annual
   Since Inception ....        17.40%
Inception Date ........       09/21/95

TOP TEN HOLDINGS
as of October 31, 2000
COMPANY AND % OF TOTAL NET ASSETS
Sysco Corp. ..................................   3.25%
EMC Corp. ....................................   2.91%
AES Corp. ....................................   2.36%
Federal Home Loan Mortgage Corp. .............   2.35%
American International Group, Inc. ...........   2.29%
Walgreen Co. .................................   2.27%
Harley-Davidson, Inc. ........................   2.27%
Cardinal Health, Inc. ........................   2.21%
Nokia Corp., SP ADR ..........................   2.21%
Intel Corp. ..................................   2.07%

ALLEGHANY/CHICAGO TRUST BALANCED FUND

PORTFOLIO MANAGERS COMMENTARY

                                         [PHOTO OMITTED - BERNARD F. MYSZKOWSKI]
                                           [PHOTO OMITTED - THOMAS J. MARTHALER]
                            Bernard F. Myszkowski, CFA  Thomas J. Marthaler, CFA

Q    How did the Fund perform during the
     fiscal year ended October 31, 2000?

A Alleghany/Chicago Trust Balanced Fund produced a total return of 14.82%, significantly outperforming its benchmark and peer group. The Fund's benchmark, a 60%/40% blend of the S&P (REGISTRATION MARK) 500 Index and the Lehman Brothers Aggregate Bond Index, returned 6.85% while the Fund's peer group, the Lipper Balanced Fund Index, returned 7.88%.

Q    How would you describe the investment
     environment?

A For most of the fiscal year, the U.S. economy grew at a blistering pace, putting upward pressure on interest rates. U.S. economic growth reached 7.3% during the fourth quarter of 1999 and 5.4% during the first quarter of 2000. Meanwhile, the Fed raised short-term interest rates from 5.25% to 6.50% in an effort to slow the economy. While this was occurring, the U.S. government, flush with a federal budget surplus, announced plans to retire Treasury debt, which exerted downward pressure on Treasury bond and note yields. By mid-summer, evidence of an economic slowdown took place, which reduced inflation expectations. Treasury bond prices stabilized as politicians promised to spend the surplus on new programs or a tax cut. However, disappointing corporate profits spooked the corporate bond market.

Q    Which bond sectors performed the
     best? Which performed the worst?

A U.S. Treasury bonds performed well for much of the period, as the federal government's buyback program buoyed prices. Mortgage-backed and asset-backed securities, which offer higher yields to compensate investors for refinancing risk, also performed well because there was relatively little refinancing activity during the year. However, investors shunned high-yield bonds because of fears over a slowing economy and its impact on corporate profits and the ability to repay debt. To a lesser extent, the same was true of investment-grade corporate bonds.

Q    What stock sectors performed the best?
     Which performed the worst?

A Among the best performers were energy, financial services and health care - energy because of rising oil prices, financial services due to easing interest rates and health care because of an improving pricing environment. Technology was strong during the first four months of the fiscal year, but sold off sharply as the year 2000 unfolded.

Q    What strategies did you employ as the
     fiscal year came to a close?

A Late in September, we exploited weakness in the U.S. Treasury sector to modestly add to our positions. We have kept our mortgage-backed securities position at about one-third of the fixed income portion of the portfolio. We're always on the lookout for value in intermediate corporate bonds, which continue to offer significant yield premiums over Treasury bonds. However, we have become more selective, especially in looking for long-term corporate bonds, recognizing their increased volatility in the near-term economic and political environment. During the quarter, we added shares of Home Depot, Inc. (1.0% of net assets), a stock that had been beaten up in previous months because of concerns about the retail sector. The company, which is the world's largest home improvement retailer, recently added high-end remodeling stores that should be very successful. As we approach year-end, we plan to continue to search for high-quality companies with strong revenue and earnings growth that make sense in all kinds of markets.


                                                                OCTOBER 31, 2000

                      PORTFOLIO ALLOCATION BY MARKET SECTOR

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMMON STOCKS                             62%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    20%
CORPORATE NOTES AND BONDS                 12%
CASH AND OTHER NET ASSETS                  4%
YANKEE BONDS                               1%
NON-AGENCY/CMO MORTGAGE SECURITIES         1%

                             ALLEGHANY/CHICAGO TRUST
                                  BALANCED FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            40% LEHMAN BROTHERS
           AGGREGATE BOND INDEX/   LIPPER BALANCED    ALLEGHANY/CHICAGO
             60% S&P 500 INDEX       FUND INDEX      TRUST BALANCED FUND
09-95             10000                10000               10000
10-96             11625                11420               11847
10-97             14237                13715               14229
10-98             17368                15511               16862
10-99             20016                17458               19772
10-00             21387                18834               22701

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (60% S&P 500 INDEX/40% LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER BALANCED FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

PERFORMANCE FOR THE YEAR ENDED OCTOBER 31, 2000
SUMMARY INFORMATION


                             ALLEGHANY/CHICAGO TRUST
                               MUNICIPAL BOND FUND
TOTAL RETURNS:
One Year ...............            7.30%
Three Year
   Average Annual ......            3.82%
Five Year
   Average Annual ......            4.03%
Average Annual
   Since Inception .....            3.96%
Inception Date .........          12/13/93

TOP TEN HOLDINGS
as of October 31, 2000
COMPANY AND % OF TOTAL NET ASSETS
District of Columbia, Smithsonian Institute
   Series A, 5.375%, 11/01/2015 ..............   3.42%
Cartersville Developed Authority,
   Water & Wastewater Facilities Revenue
   Series A, 7.375%, 05/01/2009 ..............   3.05%
Indianapolis Public Improvement Revenue,
   Series B, 6.000% 01/10/20 .................   2.83%
Chicago Public Building
   Commerce Building Revenue
   5.750%, 12/01/2018 ........................   2.78%
Texas Municipal Power Agency Revenue,
   5.500%, 09/01/10, Series E ................   2.78%
Omaha Public Power District Electric Revenue,
   5.400%, 02/01/2008, Series C ..............   2.76%
Grand Forks Refunding and Improvement,
   5.000%, 12/01/2004, Series A ..............   2.74%
Evanston, G.O., Prerefunded 12/01/02,
   6.100%, 12/01/09 ..........................   2.73%
Phoenix Civic Improvement Corp., Water
   System Revenue, Junior Lien
   6.000%, 07/01/02 ..........................   2.71%
Pennsylvania Intergovernmental Cooperative
   Authority, Special Tax Revenue, City of
   Philadelphia Funding Program,
   6.000%, 06/15/02 ..........................   2.69%

ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

PORTFOLIO MANAGER COMMENTARY

                                          [PHOTO OMITTED - DAWN DAGGY-MANGERSON]
                                                            Dawn Daggy-Mangerson

Q    How did the Fund perform during the
     fiscal year ended October 31, 2000?

A For the 12-month period, Alleghany/Chicago Trust Municipal Bond Fund provided a total return of 7.30%, outperforming the benchmark Lehman Brothers Municipal Five-Year General Obligation Bond Index, which returned 5.77%, while its peer group, the Lipper Intermediate Municipal Fund Index, returned 6.44%. For taxpayers in the top federal tax bracket, these results equate to a taxable equivalent of more than 10%. It is very difficult to find fixed-income securities offering such high returns unless credit quality is suspect. Yet municipal bond credit quality is extremely strong.

Q    How would you describe the investment
     environment?

A During the fiscal year, the Fed raised short-term interest rates four times. The impact of this Fed action was a slowing economy, easing inflation worries and causing long-term interest rates to moderate, thus providing a more positive environment for fixed-income securities of all types. According to the major municipal rating agencies, long-term credit stability of municipalities in general has improved significantly due to economic development and sound fiscal management. This has been achieved through the concerted efforts of municipal officials in broadening their tax base by attracting and retaining manufacturing, trade and service companies. Their efforts have produced better economic diversification and greater overall fiscal health. As a result of this improvement in government coffers, new municipal bond issuance has been spotty while retail demand is still relatively strong.

Q    What is your current strategy?

A We continue to look for opportunities in the municipal market to purchase high-quality, high-coupon, non-callable bonds. The Fund's average credit quality remains high at AA. It has not been beneficial to reduce credit quality because the marginal pickup in yield would not adequately compensate bondholders for the additional credit risk associated with lower rated securities. Focusing on high-coupon bonds allows the Fund to pay an attractive yield while providing a competitive total return. Purchasing non-callable bonds protects the portfolio against falling interest rates when the issuer would call bonds and refinance at lower rates.

Q    What is your outlook?

A The recent slowdown in the economy has improved the inflation picture, strengthening the case for municipal bonds, which currently offer an excellent tax-exempt return in the midst of strong retail demand. Over the next few months, we expect to see some seasonal selling prior to year-end, while demand surges in January as investors re-deploy interest payments as well as reinvest proceeds from maturing bonds. The shortage of supply during this time causes short-term yields to fall sharply. By staying fully invested, we hope to avoid purchasing bonds at low yields during this so-called "January effect".

                                                                OCTOBER 31, 2000

                      PORTFOLIO ALLOCATION BY MARKET SECTOR

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
AAA              49%
AA               30%
A                10%
BAA               7%
NOT RATED         4%

                             ALLEGHANY/CHICAGO TRUST
                               MUNICIPAL BOND FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       LEHMAN BROTHERS FIVE-YEAR  ALLEGHANY/CHICAGO TRUST   LIPPER INTERMEDIATE
       GENERAL OBLIGATIONS INDEX    MUNICIPAL BOND FUND    MUNICIPAL FUNDS INDEX
12-93            10000                    10000                   10000
10-94             9838                     9808                    9808
10-95            10855                    10719                   10880
10-96            11368                    11103                   11369
10-97            12107                    11673                   12155
10-98            12897                    12393                   12983
10-99            13040                    12173                   12823
10-00            13792                    13062                   13649

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (LEHMAN BROTHERS FIVE-YEAR GENERAL OBLIGATIONS BOND INDEX AND LIPPER INTERMEDIATE MUNICIPAL FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ALLEGHANY FUNDS
                             171 North Clark Street
                             Chicago, Illinois 60601
                                 1-800-992-8151

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated July 4, 2001 for the Special Meeting of Shareholders of ABN AMRO Funds to be held on Wednesday, August 15, 2001. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts, 05181, or by calling toll-free 1-800-992-8151. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

         Further information about the participating Alleghany Funds (the "Alleghany Funds") is contained in and incorporated by reference to Alleghany Funds' Statement of Additional Information dated March 1, 2001 as amended May 15, 2001. The audited financial statements and related independent auditor's report for the participating Alleghany Funds contained in the Annual Report(s) for the fiscal year ended October 31, 2000 are hereby incorporated herein by reference insofar as they relate to the Alleghany Funds. No other parts of the Annual Report are incorporated by reference herein. The unaudited pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the participating Alleghany Funds as if the reorganization had been consummated on October 31, 2000.

         Further information about the ABN AMRO Funds is contained in and incorporated by reference to the ABN AMRO Funds' Statement of Additional Information dated May 1, 2001. The audited financial statements and related independent accountant's report for the ABN AMRO Funds contained in the 2000 Annual Report to Shareholders for the fiscal year ended December 31, 2000, are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report (if any) are incorporated by reference herein.

         The date of this Statement of Additional Information is July 4, 2001.

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2000



                                                              ----------------------------------------------------------------
                                                                ALLEGHANY/
                                                                  CHICAGO         ABN AMRO                         PRO FORMA
                                                                TRUST BOND      FIXED INCOME      PRO FORMA        COMBINED
                                                                   FUND             FUND         ADJUSTMENTS       (NOTE 1)
                                                              ----------------------------------------------------------------
ASSETS:
Investments:
     Investments at cost                                      $ 142,236,192    $ 181,188,822    $           -    $ 323,425,014
     Repurchase agreements                                       11,617,000        3,759,011                -       15,376,011
     Net unrealized depreciation                                 (1,633,116)        (207,346)               -       (1,840,462)
                                                              ----------------------------------------------------------------
         Total Investments at Value                             152,220,076      184,740,487                -      336,960,563

Cash                                                                 94,589                -          (94,589)               -
Receivables:
     Dividends and interest                                       2,066,506        2,418,062                -        4,484,568
     Fund shares sold                                               372,882                -                -          372,882
     Investments sold                                                     -                -                -                -
Other assets                                                          1,261            3,917                -            5,178
                                                              ----------------------------------------------------------------
         Total Assets                                           154,755,314      187,162,466       (94,589.00)     341,823,191
                                                              ----------------------------------------------------------------

LIABILITIES:
Payables:
     Bank Overdraft                                                       -          425,121          (94,589)         330,532
     Dividend Distribution                                                -          960,887                -          960,887
     Investments purchased                                          142,835                -                -          142,835
     Fund shares redeemed                                           149,018                -                -          149,018
     Due to Adviser, net                                             42,728           79,000         (175,629)         (53,901)
     Distribution Fee                                                 1,434               51          454,639          456,124
     Shareholder Service Fee                                              -               51             (734)            (683)
     Trustees fees                                                    1,739               47              (27)           1,759
Accrued expenses and other payables                                  25,047           38,981         (262,725)        (198,697)
                                                              ----------------------------------------------------------------
         Total Liabilities                                          362,801        1,504,138          (79,065)       1,787,874
                                                              ----------------------------------------------------------------
NET ASSETS                                                    $ 154,392,513    $ 185,658,328    $     (15,524)   $ 340,035,317
                                                              ================================================================

NET ASSETS CONSISTS OF:
     Capital paid-in                                          $ 157,955,053    $ 194,356,822    $           -    $ 352,311,875
     Accumulated undistributed net investment income loss           547,324          (51,992)         (15,524)         479,808
     Accumulated net realized gain loss on investments sold      (2,476,748)      (8,439,156)               -      (10,915,904)
     Net unrealized depreciation on investments                  (1,633,116)        (207,346)               -       (1,840,462)
                                                              ----------------------------------------------------------------
         TOTAL NET ASSETS                                     $ 154,392,513    $ 185,658,328    $     (15,524)   $ 340,035,317
                                                              ================================================================

ALLEGHANY CLASS N:
     Net Assets                                               $ 104,960,213     $          -    $ 185,642,804    $ 290,603,017
     Shares of beneficial interest outstanding                   10,790,243                -       19,084,848       29,875,091
     Offering and redemption price per share
     (Net Assets/Shares Outstanding)                          $        9.73     $          -    $           -    $        9.73
                                                              ================================================================

ALLEGHANY CLASS I:
     Net Assets                                               $  49,432,300     $          -    $           -       49,432,300
     Shares of beneficial interest outstanding                    5,081,420                -                -        5,081,420
     Offering and redemption price per share
     (Net Assets/Shares Outstanding)                          $        9.73     $          -    $           -    $        9.73
                                                              ================================================================

ABN AMRO COMMON CLASS:                                        $           -    $ 185,416,099    $(185,416,099)   $           -
     Net Assets                                                           -       19,118,357      (19,118,357)               -
     Shares of beneficial interest outstanding
     Offering and redemption price per share
     (Net Assets/Shares Outstanding)                          $           -    $        9.70    $           -    $           -
                                                              ================================================================

ABN AMRO INVESTOR CLASS:
     Net Assets                                               $           -    $     242,229    $    (242,229)   $           -
     Shares of beneficial interest outstanding                            -           24,832          (24,832)               -
     Offering and redemption price per share
     (Net Assets/Shares Outstanding)                          $           -    $        9.75    $           -    $           -
                                                              ================================================================


                   See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                                OCTOBER 31, 2000


                                                         ----------------------------------------------------------------
                                                           ALLEGHANY/      ABN AMRO                            PRO FORMA
                                                         CHICAGO TRUST   FIXED INCOME      PRO FORMA           COMBINED
                                                           BOND FUND         FUND         ADJUSTMENTS          (NOTE 1)
                                                         ----------------------------------------------------------------
Investment Income:
     Interest Income                                     $ 10,505,021    $ 12,457,920    $          -        $ 22,962,941
                                                         ----------------------------------------------------------------
         Total Investment Income                           10,505,021      12,457,920               -          22,962,941
                                                         ----------------------------------------------------------------



Expenses:
     Investment advisory fees                                 773,197       1,093,733         (91,914) (a)      1,775,016
     Distribution expenses                                    319,737             734         454,639  (a)        775,110
     Transfer agent fees                                       33,188          30,505             258  (c)         63,951
     Administration fees                                       85,456         320,198        (233,453) (a)        172,201
     Registration fees                                         22,425          19,410          (8,585) (b)         33,250
     Custodian fees                                            19,448          13,129          (9,709) (b)         22,868
     Professional fees                                         20,102          21,819         (15,025) (b)         26,896
     Reports to shareholder expense                            12,030          16,406           4,779  (c)         33,215
     Trustees fees                                              5,160           4,426             (27) (b)          9,559
     Other expenses                                             8,956          14,715            (990) (b)         22,681
     Shareholder Service fees                                       -             734            (734) (b)              -
                                                         ----------------------------------------------------------------
         Total Expenses Before Waivers/Reimbursements       1,299,699       1,535,809          99,239           2,934,747
Less Waiver/Reimbursements
     Fund Level Waivers/Reimbursement                        (267,750)       (227,352)        (83,715) (d)       (578,817)
                                                         ----------------------------------------------------------------
              Total Waivers/reimbursements                   (267,750)       (227,352)        (83,715) (d)       (578,817)

     Net Expenses                                           1,031,949       1,308,457          15,524           2,355,930
                                                         ----------------------------------------------------------------

Net Investment Income                                       9,473,072      11,149,463         (15,524)         20,607,011
                                                         ----------------------------------------------------------------

Net Realized Loss on Investments                           (2,022,183)     (3,830,705)              -          (5,852,888)
Net Change in Unrealized Appreciation on Investments        2,276,122       3,340,191               -           5,616,313
                                                         ----------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments        253,939        (490,514)              -            (236,575)
                                                         ----------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations     $  9,727,011    $ 10,658,949    $    (15,524)       $ 20,370,436
                                                         ================================================================


(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.
(d) Reflects adjustment to the acquired fund's contractual expense limitation.





                   See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


                 PAR VALUE                            DESCRIPTION                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   ALLEGHANY/     ABN AMRO                                                         ALLEGHANY/     ABN AMRO
 CHICAGO TRUST  FIXED INCOME   PRO FORMA                                         CHICAGO TRUST  FIXED INCOME  PRO FORMA   PRO FORMA
   BOND FUND        FUND       COMBINED                                            BOND FUND        FUND      ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.12%

                                          FEDERAL HOME LOAN BANK - 1.52%
 $   2,500,000  $         -   $ 2,500,000 6.000%, 08/15/02                        $  2,481,600  $          -  $      -  $  2,481,600
     2,700,000            -     2,700,000 6.500%, 11/15/06, Series PX02              2,691,282             -         -     2,691,282
                                                                                  --------------------------------------------------
                                                                                     5,172,882             -         -     5,172,882
                                                                                  --------------------------------------------------


                                          FEDERAL HOME LOAN MORTGAGE CORPORATION
                                          - 8.74%
     2,500,000            -     2,500,000 5.750%, 07/15/03, Debentures               2,458,835             -         -     2,458,835
             -    3,000,000     3,000,000 5.000%, 01/15/04                                   -     2,873,190         -     2,873,190
     2,500,000            -     2,500,000 5.850%, 02/21/06, Series TD06              2,423,210             -         -     2,423,210
     4,378,806            -     4,378,806 6.000%, 11/15/10, CMO, Pool # 002115         407,776             -         -       407,776
       910,188            -       910,188 6.500%, 01/01/11, Gold Pool # E00413         891,985             -         -       891,985
             -    5,589,890     5,589,890 7.000%, 01/01/15                                   -     5,561,940         -     5,561,940
             -    2,750,000     2,750,000 6.750%, 09/15/29                                   -     2,727,236         -     2,727,236
     2,848,349            -     2,848,349 7.500% 11/01/29, Gold Pool # C32468        2,848,349             -         -     2,848,349
     3,980,715            -     3,980,715 8.000%, 02/01/30, Pool # C00922            4,036,693             -         -     4,036,693
             -    5,488,175     5,488,175 7.500%, 09/01/30                                   -     5,487,319         -     5,487,319
                                                                                  --------------------------------------------------
                                                                                    13,066,848    16,649,685         -    29,716,533
                                                                                  --------------------------------------------------

                                          FEDERAL NATIONAL MORTGAGE ASSOCIATION
                                          - 23.06%
     2,000,000            -     2,000,000 5.625%, 03/15/01                           1,992,366             -         -     1,992,366
             -    2,280,000     2,280,000 5.510%, 04/19/02, MTN                              -     2,249,804         -     2,249,804
             -    5,200,000     5,200,000 5.625%, 05/14/04                                   -     5,056,449         -     5,056,449
             -    4,700,000     4,700,000 5.750%, 06/15/05                                   -     4,554,831         -     4,554,831
             -    1,500,000     1,500,000 7.125%, 03/15/07                                   -     1,542,340         -     1,542,340
             -    1,635,000     1,635,000 6.180%, 02/19/09, MTN                              -     1,552,146         -     1,552,146
     1,381,211            -     1,381,211 7.000%, 01/01/13, Pool # 313966            1,374,305             -         -     1,374,305
     1,085,511            -     1,085,511 7.000%, 03/01/13, Pool # 251572            1,080,083             -         -     1,080,083
     2,367,572            -     2,367,572 6.000%, 06/01/13, Pool # 429584            2,281,008             -         -     2,281,008
     1,007,833            -     1,007,833 7.500%, 07/01/23, Pool # 226065            1,006,888             -         -     1,006,888
             -    1,627,001     1,627,001 7.500%, 05/01/27, Pool # 421454                    -     1,625,221         -     1,625,221
             -    4,861,974     4,861,974 6.500%, 05/01/28, Pool # 436779                    -     4,674,331         -     4,674,331
     1,702,027            -     1,702,027 6.500%, 09/01/28, Pool # 430877            1,637,138             -         -     1,637,138
     2,632,887            -     2,632,887 6.500%, 10/01/28, Pool # 442329            2,532,508             -         -     2,532,508
             -    2,290,735     2,290,735 7.000%, 01/01/29, Pool # 323542                    -     2,246,352         -     2,246,352
             -    3,563,179     3,563,179 7.000%, 03/01/29, Pool # 323657                    -     3,494,142         -     3,494,142
     2,588,687            -     2,588,687 6.000%, 06/01/29, Pool # 190302            2,429,321             -         -     2,429,321
     1,679,359            -     1,679,359 6.500%, 06/01/29, Pool # 501319            1,615,333             -         -     1,615,333
             -    7,295,614     7,295,614 6.500%, 06/01/29, Pool # 504545                    -     7,014,047         -     7,014,047
     1,695,061            -     1,695,061 6.500%, 07/01/29, Pool # 503280            1,630,437             -         -     1,630,437
             -    2,981,055     2,981,055 6.500%, 08/01/29, Pool # 252645                    -     2,866,004         -     2,866,004
     2,478,268            -     2,478,268 7.500%, 11/01/29, Pool # 252874            2,475,944             -         -     2,475,944
     4,227,102            -     4,227,102 7.500%, 02/01/30, Pool # 529028            4,223,139             -         -     4,223,139
             -    3,709,231     3,709,231 7.000%, 04/01/30, Pool # 535308                    -     3,637,364         -     3,637,364
             -    4,889,457     4,889,457 8.000%, 07/01/30, Pool # 541239                    -     4,951,338         -     4,951,338
             -    7,177,774     7,177,774 8.000%, 07/01/30, Pool # 547026                    -     7,268,616         -     7,268,616
             -    1,400,532     1,400,532 7.500%, 09/01/30, Pool # C41497                    -     1,399,000         -     1,399,000
                                                                                  --------------------------------------------------
                                                                                    24,278,470    54,131,985         -    78,410,455
                                                                                  --------------------------------------------------

                                          GOVERNMENT NATIONAL MORTGAGE
                                          ASSOCIATION - 7.87%
       847,112            -       847,112 7.000%, 10/15/23, Pool # 345894              835,993             -         -       835,993
             -    2,206,340     2,206,340 7.000%, 12/15/23, Pool # 366646                    -     2,176,691         -     2,176,691
     1,035,408            -     1,035,408 6.500%, 03/15/26, Pool # 422527            1,000,463             -         -     1,000,463
       963,826            -       963,826 7.000%, 06/15/27, Pool # 780584              951,779             -         -       951,779
     1,471,896            -     1,471,896 6.500%, 09/20/27, Pool # 002482            1,415,320             -         -     1,415,320
       943,465            -       943,465 7.500%, 07/15/28, Pool # 464709              947,593             -         -       947,593
     4,911,731            -     4,911,731 7.000%, 09/15/28, Pool # 458926            4,847,264             -         -     4,847,264
     2,068,027            -     2,068,027 6.000%, 01/15/29, Pool # 457858            1,950,408             -         -     1,950,408
     1,758,857            -     1,758,857 7.000%, 03/15/29, Pool # 505567            1,735,772             -         -     1,735,772
             -    2,851,218     2,851,218 7.000%, 05/15/29, Pool # 487221                    -     2,812,903         -     2,812,903
             -    6,855,631     6,855,631 7.000%, 01/20/30, Pool # 002866                    -     6,724,949         -     6,724,949
     1,343,469            -     1,343,469 8.000%, 08/20/30, Pool # 002958            1,359,002             -         -     1,359,002
                                                                                  --------------------------------------------------
                                                                                    15,043,594    11,714,543         -    26,758,137
                                                                                  --------------------------------------------------


                   See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


                 PAR VALUE                            DESCRIPTION                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   ALLEGHANY/     ABN AMRO                                                         ALLEGHANY/     ABN AMRO
 CHICAGO TRUST  FIXED INCOME   PRO FORMA                                         CHICAGO TRUST  FIXED INCOME  PRO FORMA   PRO FORMA
   BOND FUND        FUND       COMBINED                                            BOND FUND        FUND      ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                          U.S. TREASURY BONDS - 8.92%
 $           -  $12,650,000   $12,650,000 7.250%, 05/15/16                        $          -  $ 14,234,830  $      -  $ 14,234,830
     2,500,000            -     2,500,000 7.125%, 02/15/23                           2,844,482             -         -     2,844,482
     3,700,000            -     3,700,000 6.250%, 08/15/23                           3,817,856             -         -     3,817,856
     3,350,000            -     3,350,000 6.000%, 02/15/26                           3,358,499             -         -     3,358,499
     2,250,000            -     2,250,000 5.250%, 11/15/28                           2,046,161             -         -     2,046,161
     2,250,000            -     2,250,000 6.250%, 05/15/30                                   -     4,020,964         -     4,020,964
                                                                                  --------------------------------------------------
                                                                                    12,066,998    18,255,794         -    30,322,792
                                                                                  --------------------------------------------------

                                          U.S. TREASURY NOTES - 4.01%
             -      500,000       500,000 6.375%, 09/30/01                                   -       500,236         -       500,236
             -    1,500,000     1,500,000 5.875%, 11/15/04                                   -     1,500,548         -     1,500,548
             -    5,700,000     5,700,000 6.750%, 05/15/05                                   -     5,909,298         -     5,909,298
             -    5,750,000     5,750,000 5.750%, 08/15/10                                   -     5,744,612         -     5,744,612
                                                                                  --------------------------------------------------
                                                                                                  13,654,694         -    13,654,694
                                                                                  --------------------------------------------------

                                          TOTAL U.S. GOVERNMENT AND AGENCY
                                          OBLIGATIONS                               69,628,792   114,406,701         -   184,035,493
                                                                                  --------------------------------------------------

                CORPORATE NOTES AND BONDS - 31.80%

                                          BASIC MATERIALS - 0.37%
             -    1,325,000     1,325,000 Dow Chemical Co., Debentures
                                          7.375%, 11/01/29                                   -     1,269,269         -     1,269,269
                                                                                  --------------------------------------------------

                                          CABLE TELEVISION - 0.93%
                                          CSC Holdings, Inc., Senior Notes
     2,000,000            -     2,000,000 7.875%, 12/15/07                           1,939,280             -         -     1,939,280
     1,300,000            -     1,300,000 7.250%, 07/15/08                           1,208,334             -         -     1,208,334
                                                                                  --------------------------------------------------
                                                                                     3,147,614             -         -     3,147,614
                                                                                  --------------------------------------------------

                                          CAPITAL GOODS  - 0.33%
     1,485,000            -     1,485,000 Owens Illinois, Inc., Senior Notes
                                          7.850%, 05/15/04                           1,121,175             -         -     1,121,175
                                                                                  --------------------------------------------------

                                          CONSUMER CYCLICALS - 1.12%
             -    4,125,000     4,125,000 Ford Motor Co.
                                          7.450%, 07/16/31                                   -     3,802,590         -     3,802,590
                                                                                  --------------------------------------------------

                                          ENERGY - 1.43%
     1,500,000            -     1,500,000 CMS Energy Corp., Senior Notes,
                                          Series B
                                          6.750%, 01/15/04                           1,384,095             -         -     1,384,095
     1,655,000            -     1,655,000 CMS Energy Corp., Senior Notes
                                          7.625%, 11/15/04                           1,550,334             -         -     1,550,334
             -    2,000,000     2,000,000 Conoco Inc.
                                          5.900%, 04/15/04                                   -     1,928,456         -     1,928,456
                                                                                  --------------------------------------------------
                                                                                     2,934,429     1,928,456         -     4,862,885
                                                                                  --------------------------------------------------

                                          FINANCE - 9.32%
     2,500,000            -     2,500,000 Advanta Corp., MTN
                                          7.000%, 05/01/01                           2,399,515             -         -     2,399,515
     1,700,000            -     1,700,000 Chelsea GCA Realty Partnership, REIT
                                          7.250%, 10/21/07                           1,571,883             -         -     1,571,883
             -    3,800,000     3,800,000 Citigroup Inc.
                                          7.250%, 10/01/10                                   -     3,769,714         -     3,769,714
     1,000,000            -     1,000,000 Continental Corp. (The)
                                          7.250%, 03/01/03                             980,627             -         -       980,627
     1,250,000            -     1,250,000 Duke Capital Corp., Senior Notes
                                          7.250%, 10/01/04                           1,261,128             -         -     1,261,128
     1,350,000            -     1,350,000 DVI, Inc., Senior Notes
                                          9.875%, 02/01/04                           1,228,500             -         -     1,228,500
     3,000,000            -     3,000,000 Ford Motor Credit Co., Inc.
                                          7.500%, 03/15/05                           3,010,599             -         -     3,010,599
                                          Household Finance Corp.
     1,500,000            -     1,500,000 7.875%, 03/01/07                           1,518,287             -         -     1,518,287
             -    3,700,000     3,700,000 8.000%, 05/09/05                                   -     3,784,860         -     3,784,860
     1,145,000            -     1,145,000 HSBC America Capital Trust I
                                          7.808%, 12/15/26 (A)                         999,587             -         -       999,587
     2,800,000            -     2,800,000 HSBC America Capital Trust II
                                          8.380%, 05/15/27 (A)                       2,566,530             -         -     2,566,530
     1,500,000            -     1,500,000 Metropolitan Life Insurance Co.
                                          6.300%, 11/01/03 (A)                       1,469,541             -         -     1,469,541
     2,000,000            -     2,000,000 Pacific Mutual Life Insurance Co.
                                          7.900%, 12/30/23 (A)                       1,960,992             -         -     1,960,992
     1,500,000            -     1,500,000 Prudential Insurance Co. of America
                                          8.300%, 07/01/25 (A)                       1,506,630             -         -     1,506,630
             -    3,700,000     3,700,000 Wells Fargo Co.
                                          6.625%, 07/15/04                                   -     3,648,193         -     3,648,193
                                                                                  --------------------------------------------------
                                                                                    20,473,819    11,202,767         -    31,676,586
                                                                                  --------------------------------------------------


                   See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


                 PAR VALUE                            DESCRIPTION                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   ALLEGHANY/     ABN AMRO                                                         ALLEGHANY/     ABN AMRO
 CHICAGO TRUST  FIXED INCOME   PRO FORMA                                         CHICAGO TRUST  FIXED INCOME  PRO FORMA   PRO FORMA
   BOND FUND        FUND       COMBINED                                            BOND FUND        FUND      ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                          FOOD AND BEVERAGE - 0.63%
 $   2,250,000  $         -   $ 2,250,000 Nabisco, Inc.
                                          6.850%, 06/15/05                        $  2,147,443  $          -  $      -  $  2,147,443
                                                                                  --------------------------------------------------

                                          HEALTH CARE SERVICES - 3.17%
     1,200,000            -     1,200,000 Columbia/HCA Healthcare Corp.
                                          6.125%, 12/15/00                           1,196,282             -         -     1,196,282
     2,276,000            -     2,276,000 Columbia/HCA Healthcare Corp.,  MTN
                                          8.850%, 01/01/07                           2,303,956             -         -     2,303,956
     1,375,000            -     1,375,000 HEALTHSOUTH Corp.
                                          3.250%, 04/01/03                           1,165,313             -         -     1,165,313
     2,000,000            -     2,000,000 HEALTHSOUTH Corp., Senior Notes
                                          6.875%, 06/15/05                           1,775,150             -         -     1,775,150
     3,000,000            -     3,000,000 Omnicare, Inc.
                                          5.000%, 12/01/07                           2,253,750             -         -     2,253,750
     2,500,000                  2,500,000 Tenet Healthcare Corp., Subordinated
                                          Notes
                                          6.000%, 12/01/05                           2,087,500             -         -     2,087,500
                                                                                  --------------------------------------------------
                                                                                    10,781,951             -         -    10,781,951
                                                                                  --------------------------------------------------

                                          METALS AND MINING - 0.74%
     2,750,000            -     2,750,000 Lukens, Inc.
                                          7.625%, 08/01/04                           2,532,632             -         -     2,532,632
                                                                                  --------------------------------------------------

                                          OIL AND GAS EXTRACTION - 0.69%
     2,500,000            -     2,500,000 Conoco, Inc., Senior Notes
                                          6.950%, 04/15/29                           2,331,115             -         -     2,331,115
                                                                                  --------------------------------------------------

                                          PRINTING AND PUBLISHING - 0.67%
                                          News America Holdings, Inc.,
                                          Debentures
     2,000,000            -     2,000,000 7.750%, 01/20/24                           1,821,570             -         -     1,821,570
       500,000            -       500,000 7.750%, 02/01/24                             455,372             -         -       455,372
                                                                                  --------------------------------------------------
                                                                                     2,276,942             -         -     2,276,942
                                                                                  --------------------------------------------------

                                          RETAIL - 2.54%
             -    2,150,000     2,150,000 Federated Department Stores, Inc.,
                                          Senior Notes
                                          8.125%, 10/15/02                                   -     2,145,190         -     2,145,190
     2,375,000            -     2,375,000 Kmart Corp., Debentures
                                          7.950%, 02/01/23                           1,503,881             -         -     1,503,881
     2,000,000            -     2,000,000 Pep Boys - Manny, Moe & Jack,
                                          Subordinated Debentures
                                          3.031%, 09/20/11 (B)                       1,214,380             -         -     1,214,380
             -    3,790,000     3,790,000 Wal-Mart Stores, Inc., Senior Notes
                                          6.875%, 08/10/09                                   -     3,764,114         -     3,764,114
                                                                                  --------------------------------------------------
                                                                                     2,718,261     5,909,304         -     8,627,565
                                                                                  --------------------------------------------------

                                          TECHNOLOGY - 2.10%
             -    3,245,000     3,245,000 International Business Machines Corp.
                                          5.625%, 04/12/04                                   -     3,128,693         -     3,128,693
             -    2,450,000     2,450,000 Jones Intercable, Inc.
                                          9.625%, 03/15/02                                   -     2,513,408         -     2,513,408
             -    1,500,000     1,500,000 Viacom, Inc.
                                          7.875%, 07/30/30                                   -     1,511,772         -     1,511,772
                                                                                  --------------------------------------------------
                                                                                             -     7,153,873         -     7,153,873
                                                                                  --------------------------------------------------

                                          TELECOMMUNICATIONS - 2.78%
     3,000,000            -     3,000,000 AT&T Corp.
                                          6.000%, 03/15/09                           2,637,078             -         -     2,637,078
             -    2,055,000     2,055,000 360 Communications Co., Senior Notes
                                          7.125%, 03/01/03                                   -     2,046,794         -     2,046,794
             -    3,400,000     3,400,000 WorldCom, Inc.
                                          6.250%, 08/15/03                                   -     3,332,847         -     3,332,847
     1,500,000            -     1,500,000 WorldCom, Inc., Senior Notes
                                          6.400%, 08/15/05                           1,443,974             -         -     1,443,974
                                                                                  --------------------------------------------------
                                                                                     4,081,052     5,379,641         -     9,460,693
                                                                                  --------------------------------------------------


                   See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


                 PAR VALUE                            DESCRIPTION                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   ALLEGHANY/     ABN AMRO                                                         ALLEGHANY/     ABN AMRO
 CHICAGO TRUST  FIXED INCOME   PRO FORMA                                         CHICAGO TRUST  FIXED INCOME  PRO FORMA   PRO FORMA
   BOND FUND        FUND       COMBINED                                            BOND FUND        FUND      ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                          TRANSPORTATION - 0.45%
 $   1,557,511  $         -   $ 1,557,511 American Airlines, Inc., Series 1999-1
                                          6.855%, 10/15/10                        $  1,542,092  $          -  $      -  $  1,542,092
                                                                                  --------------------------------------------------

                                          UTILITIES - 3.56%
     1,750,000            -     1,750,000 Gulf States Utilities, First Mortgage,
                                          Series A
                                          8.250%, 04/01/04                           1,806,205             -         -     1,806,205
             -    2,570,000     2,570,000 Long Island Lighting Co., Debentures
                                          8.200%, 03/15/23                                   -     2,552,144         -     2,552,144
             -    3,795,000     3,795,000 National Rural Utilities Cooperative
                                          Finance Corp.
                                          5.300%, 09/25/03                                   -     3,653,966         -     3,653,966
             -    1,650,000     1,650,000 Niagara Mohawk Power Corp.
                                          7.750%, 10/01/08                                   -     1,659,387         -     1,659,387
     3,000,000            -     3,000,000 Niagara Mohawk Power Corp., Series H,
                                          Senior Notes, Step Coupon
                                          8.500%, 07/01/10                           2,433,750             -               2,433,750
                                                                                  --------------------------------------------------
                                                                                     4,239,955     7,865,497         -    12,105,452
                                                                                  --------------------------------------------------

                                          WASTE DISPOSAL - 0.97%
     3,500,000            -     3,500,000 Waste Management, Inc., Subordinated
                                          Notes
                                          4.000%, 02/01/02                           3,281,250             -         -     3,281,250
                                                                                  --------------------------------------------------
                                          TOTAL CORPORATE NOTES AND BONDS           63,609,730    44,511,397         -   108,121,127
                                                                                  --------------------------------------------------

                NON-AGENCY/CMO MORTGAGE SECURITIES - 3.28%

             -    2,056,195     2,056,195 Asset Securitization Corporation
                                          Series 1995-MD4, Class A1
                                          7.100%, 08/13/29                                   -     2,063,263         -     2,063,263
             -    4,090,000     4,090,000 Federal Home Loan Mortgage Corp.
                                          6.500%, 05/15/24                                   -     3,981,963         -     3,981,963
     1,000,000            -     1,000,000 First Union-Lehman Bros., CMO
                                          Series 1997-C2, Class A2
                                          6.600%, 05/18/07                             986,585             -         -       986,585
       875,000            -       875,000 Midland Realty Acceptance Corp., CMO,
                                          Series 1996-C1, Class A2
                                          7.475%, 08/25/28                             881,836             -         -       881,836
     1,250,000            -     1,250,000 Morgan (J.P.) Commercial Mortgage
                                          Finance Corp., CMO, Series 1999-C7,
                                          Class A2
                                          6.507%, 10/15/35                           1,204,688             -         -     1,204,688
             -    2,000,000     2,000,000 Salomon Brothers Mortgage Security CMO
                                          7.455%, 04/18/10                                   -     2,035,326         -     2,035,326
                                                                                  --------------------------------------------------
                                          TOTAL NON-AGENCY/CMO MORTGAGE
                                          SECURITIES                                 3,073,109     8,080,552         -    11,153,661
                                                                                  --------------------------------------------------

                YANKEE BONDS - 2.89%

             -    3,440,000     3,440,000 Korea Electric Power Notes, Yankee
                                          Debentures
                                          6.000%, 12/01/26                                   -     3,368,297         -     3,368,297
             -    2,425,000     2,425,000 Norsk Hydro
                                          6.700%, 01/15/18                                   -     2,170,986         -     2,170,986
     1,250,000            -     1,250,000 Petroliam Nasional Berhad
                                          7.625%, 10/15/26 (A)                       1,079,486             -         -     1,079,486
     1,988,667            -     1,988,667 Province of Mendoza, Collateral Oil
                                          Royalty Note
                                          10.000%, 07/25/02 (A)                      1,740,084             -         -     1,740,084
     1,500,000            -     1,500,000 Skandinaviska Enskilda, Subordinated
                                          Notes
                                          6.625%, 03/29/49 (A)                       1,471,875             -         -     1,471,875
                                                                                  --------------------------------------------------
                                          TOTAL YANKEE BONDS                         4,291,445     5,539,283         -     9,830,728
                                                                                  --------------------------------------------------

                ASSET-BACKED SECURITIES - 2.48%

             -      852,494       852,494 Advanta Equipment Receivables,
                                          Series 1998-1, Class B
                                          6.100%, 12/15/06                                   -       852,123         -       852,123
             -    2,104,921     2,104,921 Amresco Securitized Net Interest
                                          Trust, Series 1997-1, Class A
                                          7.545%, 09/26/27 (A)                               -     1,957,577         -     1,957,577
             -    2,000,000     2,000,000 First Sierra Receivables,
                                          Series 1997-1, Class A4
                                          6.350%, 03/10/05                                   -     1,988,930         -     1,988,930
             -    1,875,000     1,875,000 Ford Credit Auto Owner Trust,
                                          Series 2000-F, Class A3
                                          6.580%, 11/15/04                                   -     1,869,727         -     1,869,727
             -    1,750,000     1,750,000 WFS Financial Owner Trust,
                                          Series 2000-B, Class A3
                                          7.750%, 11/20/04                                   -     1,775,186         -     1,775,186
                                                                                  --------------------------------------------------
                                          TOTAL ASSET-BACKED SECURITIES                      -     8,443,543         -     8,443,543
                                                                                  --------------------------------------------------



                   See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


                 PAR VALUE                            DESCRIPTION                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
   ALLEGHANY/     ABN AMRO                                                         ALLEGHANY/     ABN AMRO
 CHICAGO TRUST  FIXED INCOME   PRO FORMA                                         CHICAGO TRUST  FIXED INCOME  PRO FORMA   PRO FORMA
   BOND FUND        FUND       COMBINED                                            BOND FUND        FUND      ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS - 4.52%

 $  11,617,000  $         -   $11,617,000 Bank One 6.570%, dated 10/31/00 to be
                                          repurchased on 11/01/00 at $11,619,120
                                          (Collateralized by U.S. Government
                                          Agency Obligation 6.407% due on
                                          12/27/00; Total Par $11,975,000)        $ 11,617,000  $          -  $      -  $ 11,617,000
             -    3,759,011     3,759,011 J.P. Morgan 6.550%, dated 10/31/00 to
                                          be repurchased on 11/01/00 at
                                          $3,759,695 (collateralized by U.S.
                                          Government Agency Obligation 5.500%
                                          due on 04/01/29; Total Par $4,387,685)             -     3,759,011               3,759,011
                                                                                  --------------------------------------------------
                                          TOTAL REPURCHASE AGREEMENTS               11,617,000     3,759,011         -    15,376,011
                                                                                  --------------------------------------------------

                                          TOTAL INVESTMENTS - 99.09%               152,220,076   184,740,487         -   336,960,563
                                              Cost ($153,853,192, $184,947,833    --------------------------------------------------
                                              and $338,801,025)
                                          NET OTHER ASSETS AND LIABILITIES
                                          - 0.91%                                    2,172,437       917,841   (15,524)    3,074,754
                                                                                  --------------------------------------------------
                                          NET ASSETS -100.00%                     $154,392,513  $185,658,328  $(15,524) $340,035,317
                                                                                  ==================================================

--------------------------------------------------------------------------------

(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2000, these securities amounted to $14,752,302 or 4.34% of net assets.
(B) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.

CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note
REIT      Real Estate Investment Trust




                   See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION

The Alleghany Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of October 31, 2000, the Trust offered thirteen managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of October 31, 2000 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 1999. These statements have been derived from books and records utilized in calculating the net asset value of each fund at October 31, 2000 and for the twelve-month period then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Fixed Income Fund in exchange for shares of the Alleghany/Chicago Trust Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Fixed Income Fund for pre-combination periods will not be restated.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the twelve-month period ended October 31, 2000 the Alleghany/Chicago Trust Bond Fund's investment advisory fee was computed based on the annual rate of 0.55% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $5.0 billion, and 0.045% of the combined average daily net assets in excess of $7.0 billion, and was allocated to each fund based on the relative net assets of the Trust.

Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Alleghany/Chicago Trust Bond Fund with respect to Class N Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.



2.       SECURITY VALUATION

The Alleghany/Chicago Trust Bond Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. All short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed. The ABN AMRO Fixed Income Fund's fixed income securities are valued at the most recently quoted bid price, and in situations when quotations are not readily available use board approved procedures to determine their fair value.

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)



3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Alleghany/Chicago Trust Bond Fund that would have been issued at October 31, 2000 in connection with the proposed reorganization. The pro forma number of shares outstanding of 34,957,928 consists of 19,086,265 shares assumed issued in the reorganization plus 15,871,663 shares of the Alleghany/Chicago Trust Bond Fund at October 31, 2000.


4.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Fixed Income Fund was included in the Alleghany/Chicago Trust Bond Fund for the period November 1, 1999 to October 31, 2000. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Alleghany/Chicago Trust Bond Fund based upon the combined net assets of the ABN AMRO Fixed Income Fund and Alleghany/Chicago Trust Bond Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2000.

5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses incurred by the Alleghany Funds will be paid by Chicago Trust and/affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2000, the combined capital loss carryforward amounted to $10,724,283 which will expire between October 31, 2007 and October 31, 2008.

The ABN AMRO Fixed Income Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
      PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2000


                                                           ---------------------------------------------------------------
                                                             ALLEGHANY/      ABN AMRO                          PRO FORMA
                                                           CHICAGO TRUST     BALANCED         PRO FORMA         COMBINED
                                                           BALANCED FUND       FUND          ADJUSTMENTS        (NOTE 1)
                                                           ---------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost                                      $ 221,092,578   $  75,218,354    $        --      $ 296,310,932
  Repurchase agreements                                       10,005,000         174,724             --         10,179,724
  Net unrealized appreciation                                 88,314,245       4,064,620             --         92,378,865
                                                           ---------------------------------------------------------------
      Total Investments at Value                             319,411,823      79,457,698             --        398,869,521
Cash                                                             125,886            --            (70,082)          55,804
Receivables:
  Dividends and interest                                       1,529,975         435,181             --          1,965,156
  Fund shares sold                                               707,982            --               --            707,982
  Investments sold                                                  --            55,728             --             55,728
Other assets                                                         599           1,736             --              2,335
                                                           ---------------------------------------------------------------
      Total Assets                                           321,776,265      79,950,343          (70,082)     401,656,526
                                                           ---------------------------------------------------------------

LIABILITIES:
Payables:
  Bank Overdraft                                                    --            70,082          (70,082)            --
  Dividend Distribution                                             --           155,055             --            155,055
  Investments purchased                                          118,348          40,560             --            158,908
  Fund shares redeemed                                           185,572            --               --            185,572
  Due to Adviser, net                                            185,566          46,829             --            232,395
  Distribution Fee                                                 4,292             533          202,837          207,662
  Shareholder Service Fee                                           --               533           (7,294)          (6,761)
  Trustees fees                                                    3,511              20           (2,454)           1,077
Accrued expenses and other payables                               52,774          26,823         (140,761)         (61,164)
                                                           ---------------------------------------------------------------
      Total Liabilities                                          550,063         340,435          (17,754)         872,744
                                                           ---------------------------------------------------------------
NET ASSETS                                                 $ 321,226,202   $  79,609,908    $     (52,328)   $ 400,783,782
                                                           ===============================================================

NET ASSETS CONSISTS OF:
  Capital paid-in                                          $ 209,441,858   $  70,856,731             --      $ 280,298,589
  Accumulated undistributed net investment income (loss)         822,040          (6,361)         (52,328)         763,351
  Accumulated net realized gain on investments sold           22,648,059       4,694,917             --         27,342,976
  Net unrealized appreciation on investments                  88,314,245       4,064,621             --         92,378,866
                                                           ---------------------------------------------------------------
      TOTAL NET ASSETS                                     $ 321,226,202   $  79,609,908    $     (52,328)   $ 400,783,782
                                                           ===============================================================

ALLEGHANY CLASS N:
  Net Assets                                               $ 321,226,202   $        --      $  79,557,580    $ 400,783,782
  Shares of beneficial interest outstanding                   22,568,941            --          5,593,290       28,162,231
  Offering and redemption price per share
  (Net Assets/Shares Outstanding)                          $       14.23   $        --      $        --      $       14.23
                                                           ===============================================================

ABN AMRO COMMON CLASS:
  Net Assets                                               $        --     $  77,043,082    $ (77,043,082)   $        --
  Shares of beneficial interest outstanding                         --         6,838,212       (6,838,212)            --
  Offering and redemption price per share
  (Net Assets/Shares Outstanding)                          $        --     $       11.27    $        --      $        --
                                                           ===============================================================

ABN AMRO INVESTOR CLASS:
  Net Assets                                               $        --     $   2,566,826    $  (2,566,826)   $        --
  Shares of beneficial interest outstanding                         --           227,199         (227,199)            --
  Offering and redemption price per share
  (Net Assets/Shares Outstanding)                          $        --     $       11.30    $        --      $        --
                                                           ===============================================================


                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                                OCTOBER 31, 2000



                                                           ---------------------------------------------------------------
                                                             ALLEGHANY/      ABN AMRO                          PRO FORMA
                                                           CHICAGO TRUST     BALANCED         PRO FORMA         COMBINED
                                                           BALANCED FUND       FUND          ADJUSTMENTS        (NOTE 1)
                                                           ---------------------------------------------------------------

Investment Income:
    Dividend Income                                         $ 1,140,606   $   644,941    $      --            $ 1,785,547
    Interest Income                                           8,690,611     2,055,586           --             10,746,197
                                                            -------------------------------------------------------------
       Total Investment Income                                9,831,217     2,700,527           --             12,531,744
                                                            -------------------------------------------------------------


Expenses:
    Investment advisory fees                                  2,139,983       588,368           --   (a)        2,728,351
    Distribution expenses                                       764,280         7,294        202,837 (a)          974,411
    Transfer agent fees                                          29,798        24,439          8,442 (c)           62,679
    Administration fees                                         178,014       176,788       (146,463)(a)          208,339
    Registration fees                                            16,689        15,033         (3,193)(b)           28,529
    Custodian fees                                               21,169        14,877         (5,900)(b)           30,146
    Amortization of organization costs                            1,232          --           (1,232)(b)             --
    Professional fees                                            22,111        16,636        (12,097)(b)           26,650
    Reports to shareholder expense                               25,371         7,199          5,032 (c)           37,602
    Trustees fees                                                10,878         2,054         (2,454)(b)           10,478
    Other expenses                                                  499         4,305         14,650 (c)           19,454
    Shareholder Service fees                                       --           7,294         (7,294)(b)             --
                                                            -------------------------------------------------------------
    Net Expenses                                              3,210,024       864,287         52,328            4,126,639
                                                            -------------------------------------------------------------
Net Investment Income                                         6,621,193     1,836,240        (52,328)           8,405,105
                                                            -------------------------------------------------------------

Net Realized Gain on Investments                             22,637,439     6,843,133           --             29,480,572
Net Change in Unrealized Appreciation (Depreciation)
 on Investments                                              12,662,153    (6,740,032)          --              5,922,121
                                                            -------------------------------------------------------------
Net Realized and Unrealized Gain on Investments              35,299,592       103,101           --             35,402,693
                                                            -------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations        $41,920,785   $ 1,939,341    $   (52,328)         $43,807,798
                                                            =============================================================


(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.



                  See Notes to Pro Forma Financial Statements

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000

          SHARES/PAR VALUE                         DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/      ABN AMRO                                                         ALLEGHANY/      ABN AMRO
CHICAGO TRUST    BALANCED   PRO FORMA                                           CHICAGO TRUST     BALANCED    PRO FORMA   PRO FORMA
BALANCED FUND      FUND     COMBINED                                            BALANCED FUND       FUND      ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS - 62.02%

                                        ADVERTISING - 1.34%
      -            8,900      8,900     Interpublic Group of Companies, Inc.    $          -     $  382,144   $     -     $  382,144
 50,000                -     50,000     Omnicom Group, Inc.                        4,612,500              -         -      4,612,500
      -            5,200      5,200     TMP Worldwide, Inc.                                -        361,969         -        361,969
                                                                                ----------------------------------------------------
                                                                                   4,612,500        744,113         -      5,356,613
                                                                                ----------------------------------------------------

                                        AEROSPACE / DEFENSE - 0.09%
      -           13,700     13,700     Ford Motor Co.                                     -        357,912         -        357,912
                                                                                ----------------------------------------------------

                                        BASIC MATERIALS  - 0.12%
      -           16,200     16,200     Alcoa, Inc.                                        -        464,737         -        464,737
                                                                                ----------------------------------------------------

                                        CAPITAL GOODS - 0.74%
 75,000                -     75,000     Pitney Bowes, Inc.                         2,226,562              -         -      2,226,562
      -           12,900     12,900     Tyco International Ltd.                            -        731,269         -        731,269
                                                                                ----------------------------------------------------
                                                                                   2,226,562        731,269         -      2,957,831
                                                                                ----------------------------------------------------

                                        CHEMICALS - 0.76%
      -           10,200     10,200     E. I. du Pont de Nemours & Co.                     -        462,825         -        462,825
      -            9,400      9,400     Halliburton Co.                                    -        348,387         -        348,387
 60,000                -     60,000     Praxair, Inc.                              2,235,000              -         -      2,235,000
                                                                                ----------------------------------------------------
                                                                                   2,235,000        811,212         -      3,046,212
                                                                                ----------------------------------------------------

                                        COMMERCIAL SERVICES - 1.22%
125,000                -    125,000     Ecolab, Inc.                               4,898,437              -         -      4,898,437
                                                                                ----------------------------------------------------

                                        COMMUNICATION SERVICES - 0.61%
      -           23,900     23,900     AT&T Corp.                                         -        554,181         -        554,181
      -           15,500     15,500     Sprint Corp.                                       -        395,250         -        395,250
      -           16,600     16,600     Verizon Communications                             -        959,688         -        959,688
      -           21,900     21,900     WorldCom, Inc.                                     -        520,125         -        520,125
                                                                                ----------------------------------------------------
                                                                                           -      2,429,244         -      2,429,244
                                                                                ----------------------------------------------------

                                        CONSUMER CYCLICALS - 1.37%
105,000                     105,000     Cintas Corp.                               4,866,094              -         -      4,866,094
      -           11,500     11,500     Sabre Group Holdings, Inc.                         -        384,531         -        384,531
      -          103,800    103,800     Service Corp. International                        -        240,038         -        240,038
                                                                                ----------------------------------------------------
                                                                                   4,866,094        624,569         -      5,490,663
                                                                                ----------------------------------------------------

                                        CONSUMER DURABLES - 3.84%
      -            4,500      4,500     Corning Inc.                                       -        344,250         -        344,250
151,000                -    151,000     Harley-Davidson, Inc.                      7,276,312              -         -      7,276,312
 65,000                -     65,000     Illinois Tool Works, Inc.                  3,611,562              -         -      3,611,562
 70,000                -     70,000     Johnson Controls, Inc.                     4,173,750              -         -      4,173,750
                                                                                ----------------------------------------------------
                                                                                  15,061,624        344,250         -     15,405,874
                                                                                ----------------------------------------------------

                                        CONSUMER STAPLES - 0.46%
      -            7,200      7,200     Kimberly-Clark Corp.                               -        475,200         -        475,200
      -           13,300     13,300     Philip Morris Companies, Inc.                      -        487,113         -        487,113
      -           11,800     11,800     Time Warner, Inc.                                  -        895,738         -        895,738
                                                                                ----------------------------------------------------
                                                                                           -      1,858,051         -      1,858,051
                                                                                ----------------------------------------------------

                                        ELECTRICAL - 2.68%
      -            5,400      5,400     Analog Devices, Inc.                               -        351,000         -        351,000
      -            5,900      5,900     Emerson Electric Co.                               -        433,281         -        433,281
      -           10,200     10,200     EOG Resources, Inc.                                -        401,625         -        401,625
114,000           40,900    154,900     General Electric Co.                       6,248,625      2,241,831         -      8,490,456
      -           13,200     13,200     Gentex Corp.*                                      -        326,700         -        326,700
      -           11,700     11,700     Teradyne, Inc.                                     -        365,625         -        365,625
      -            8,800      8,800     Williams Companies, Inc.                           -        367,950         -        367,950
                                                                                ----------------------------------------------------
                                                                                   6,248,625      4,488,012         -     10,736,637
                                                                                ----------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


          SHARES/PAR VALUE                         DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/     ABN AMRO                                                          ALLEGHANY/      ABN AMRO
CHICAGO TRUST   BALANCED   PRO FORMA                                            CHICAGO TRUST     BALANCED   PRO FORMA    PRO FORMA
BALANCED FUND     FUND     COMBINED                                             BALANCED FUND       FUND     ADJUSTMENT   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                      FINANCE - 11.49%
    80,000           -      80,000    AFLAC, Inc.                                $ 5,845,000    $         -  $     -     $ 5,845,000
         -      10,100      10,100    American Express Co.                                 -        606,000        -         606,000
         -       2,700       2,700    American General Corp.                               -        217,350        -         217,350
    75,000      12,200      87,200    American International Group, Inc.           7,350,000      1,195,600        -       8,545,600
   100,000           -     100,000    Associates First Capital Corp., Class A      3,712,500              -        -       3,712,500
         -      12,000      12,000    Chase Manhattan Corp.                                -        546,000        -         546,000
         -      23,200      23,200    Citigroup, Inc.                                      -      1,220,900        -       1,220,900
   126,000           -     126,000    Federal Home Loan Mortgage Corp.             7,560,000              -        -       7,560,000
         -       8,100       8,100    Federal National Mortgage Association                -        623,700        -         623,700
         -      12,400      12,400    FleetBoston Financial Corp.                          -        471,200        -         471,200
         -       7,800       7,800    Household International, Inc.                        -        392,437        -         392,437
         -       8,600       8,600    Lincoln National Corp.                               -        416,025        -         416,025
    41,000           -      41,000    Marsh & McLennan Cos., Inc.                  5,360,750              -        -       5,360,750
    95,000           -      95,000    MBNA Corp.                                   3,568,437              -        -       3,568,437
         -       8,200       8,200    Merrill Lynch & Co., Inc.                            -        574,000        -         574,000
   150,000      14,600     164,600    Schwab (Charles) Corp.                       5,268,750        512,825        -       5,781,575
         -      13,400      13,400    Wells Fargo & Co.                                    -        620,587        -         620,587
                                                                                  --------------------------------------------------
                                                                                  38,665,437      7,396,624        -      46,062,061
                                                                                  --------------------------------------------------

                                      FOOD AND BEVERAGE - 2.98%
         -      10,800      10,800    Anheuser-Busch Companies, Inc.                       -        494,100        -         494,100
         -      13,000      13,000    McDonald's Corp.                                     -        403,000        -         403,000
         -      12,600      12,600    Ralston Purina Co.                                   -        305,550        -         305,550
   200,000           -     200,000    Sysco Corp.                                 10,437,500              -        -      10,437,500
         -      19,700      19,700    SUPERVALU, Inc.                                      -        302,888        -         302,888
                                                                                  --------------------------------------------------
                                                                                  10,437,500      1,505,538        -      11,943,038
                                                                                  --------------------------------------------------

                                      HEALTH CARE SERVICES - 4.98%
         -      10,700      10,700    Abbott Laboratories                                  -        565,094        -         565,094
         -       4,700       4,700    Biogen, Inc.                                         -        282,881        -         282,881
         -      12,800      12,800    Bristol-Myers Squibb Co.                             -        780,000        -         780,000
    75,000           -      75,000    Cardinal Health, Inc.                        7,106,250              -        -       7,106,250
         -       5,900       5,900    Guidant Corp.                                        -        312,331        -         312,331
         -       8,300       8,300    Johnson & Johnson                                    -        764,638        -         764,638
         -       8,500       8,500    Lilly (Eli) & Co.                                    -        759,688        -         759,688
    36,000           -      36,000    Merck & Co., Inc.                            3,237,750              -        -       3,237,750
   100,000      27,700     127,700    Pfizer Inc.                                  4,318,750      1,196,294        -       5,515,044
         -      12,400      12,400    Schering-Plough Corp.                                -        640,925        -         640,925
                                                                                  --------------------------------------------------
                                                                                  14,662,750      5,301,851        -      19,964,601
                                                                                  --------------------------------------------------

                                      LEISURE - 0.15%
         -      16,300      16,300    Walt Disney Co.                                      -        583,744        -         583,744
                                                                                  --------------------------------------------------

                                      MEDICAL PRODUCTS AND SUPPLIES - 1.23%
   200,000           -     200,000    Sybron International Corp.*                  4,950,000              -        -       4,950,000
                                                                                  --------------------------------------------------

                                      OIL AND GAS EXTRACTION - 2.50%
         -       6,800       6,800    Apache Corp.                                         -        376,125        -         376,125
         -       5,300       5,300    Coastal Corp.                                        -        399,819        -         399,819
         -       6,200       6,200    Enron Corp.                                          -        508,788        -         508,788
         -      16,700      16,700    Exxon Mobil Corp.                                    -      1,489,431        -       1,489,431
         -      13,500      13,500    Petro-Canada                                         -        283,500        -         283,500
    75,000           -      75,000    Schlumberger, Ltd.                           5,709,375              -        -       5,709,375
    14,520           -      14,520    Transocean Sedco Forex, Inc.                   769,560              -        -         769,560
         -       8,100       8,100    Texaco, Inc.                                         -        478,406        -         478,406
                                                                                  --------------------------------------------------
                                                                                   6,478,935      3,536,069        -      10,015,004
                                                                                  --------------------------------------------------

                                      RETAIL - 4.83%
         -       7,300       7,300    CVS Corp.                                            -        386,444        -         386,444
    72,000           -      72,000    Home Depot, Inc.                             3,096,000              -        -       3,096,000
   100,000           -     100,000    Kohl's Corp.*                                5,418,750              -        -       5,418,750
         -       7,300       7,300    Lowe's Companies, Inc.                               -        333,519        -         333,519
         -       8,000       8,000    Safeway, Inc.                                        -        437,500        -         437,500
         -      15,000      15,000    Target Corp.                                         -        414,375        -         414,375
         -      14,100      14,100    The Home Depot, Inc.                                 -        606,300        -         606,300
   160,000           -     160,000    Walgreen Co.                                 7,300,000              -        -       7,300,000
         -      19,900      19,900    Wal-Mart Stores, Inc.                                -        902,963        -         902,963
         -       6,300       6,300    Xilinx, Inc.                                         -        456,356        -         456,356
                                                                                  --------------------------------------------------
                                                                                  15,814,750      3,537,457        -      19,352,207
                                                                                  --------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


          SHARES/PAR VALUE                         DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/     ABN AMRO                                                          ALLEGHANY/      ABN AMRO
CHICAGO TRUST   BALANCED   PRO FORMA                                            CHICAGO TRUST     BALANCED   PRO FORMA    PRO FORMA
BALANCED FUND     FUND     COMBINED                                             BALANCED FUND       FUND     ADJUSTMENT   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                       TECHNOLOGY - 14.86%
           -      18,700      18,700   ADC Telecommunications, Inc.             $           -   $   399,713   $      -  $    399,713
           -      32,400      32,400   Cisco Systems, Inc.                                  -     1,745,550          -     1,745,550
      50,000           -      50,000   Computer Sciences Corp.*                     3,150,000             -          -     3,150,000
     197,887           -     197,887   Dell Computer Corp.*                         5,831,483             -          -     5,831,483
     138,000           -     138,000   Electronic Data Systems Corp.                6,477,375             -          -     6,477,375
     105,000      11,400     116,400   EMC Corp.*                                   9,351,611     1,015,312          -    10,366,923
           -      14,000      14,000   Hewlett-Packard Co.                                  -       650,125          -       650,125
     148,000      28,000     176,000   Intel Corp.                                  6,650,750     1,260,000          -     7,910,750
           -       8,600       8,600   International Business Machines Corp                 -       847,100          -       847,100
      79,000      20,700      99,700   Microsoft Corp.*                             5,443,594     1,425,712          -     6,869,306
           -      29,200      29,200   Oracle Corp.                                         -       963,600          -       963,600
           -      10,600      10,600   Palm, Inc.                                           -       567,762          -       567,762
           -       5,900       5,900   Seagate Technology, Inc.                             -       412,262          -       412,262
     140,000           -     140,000   Solectron Corp.*                             6,160,000             -          -     6,160,000
      49,000       8,600      57,600   Sun Microsystems, Inc.*                      5,431,344       953,525          -     6,384,869
           -       5,900       5,900   United Technologies Corp.                            -       411,894          -       411,894
           -       5,800       5,800   Vitesse Semiconductor Corp.                          -       405,637          -       405,637
                                                                                 ---------------------------------------------------
                                                                                   48,496,157    11,058,192          -    59,554,349
                                                                                 ---------------------------------------------------

                                       TELECOMMUNICATIONS EQUIPMENT - 3.79%
           -       1,308       1,308   Avaya, Inc.                                          -        17,576          -        17,576
     120,000           -     120,000   Cisco Systems, Inc.*                         6,465,000             -          -     6,465,000
           -      15,700      15,700   Lucent Technologies, Inc.                            -       366,006          -       366,006
     166,000           -     166,000   Nokia Corp., SP ADR                          7,096,500             -          -     7,096,500
           -      16,500      16,500   Nortel Networks Corp.                                -       750,750          -       750,750
           -       7,700       7,700   QUALCOMM, Inc.                                       -       501,342          -       501,342
                                                                                 ---------------------------------------------------
                                                                                   13,561,500     1,635,674          -    15,197,174
                                                                                 ---------------------------------------------------

                                       UTILITIES - 1.98%
     134,000           -     134,000   AES Corp.*                                   7,571,000             -          -     7,571,000
           -      13,100      13,100   Southern Co.                                         -       384,813          -       384,813
                                                                                 ---------------------------------------------------
                                                                                    7,571,000       384,813          -     7,955,813
                                                                                 ---------------------------------------------------
                                       TOTAL COMMON STOCKS                        200,786,871    47,793,331          -   248,580,202
                                                                                 ---------------------------------------------------


                  U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.90%

                                       FEDERAL HOME LOAN BANK - 1.34%
 $ 3,115,000  $        -  $3,115,000   6.000%, 08/15/02                             3,092,074             -          -     3,092,074
   2,300,000           -   2,300,000   6.500%, 11/15/06, Series PX02                2,292,573             -          -     2,292,573
                                                                                 ---------------------------------------------------
                                                                                    5,384,647             -          -     5,384,647
                                                                                 ---------------------------------------------------

                                       FEDERAL HOME LOAN MORTGAGE
                                       CORPORATION - 2.97%
   2,250,000           -   2,250,000   5.750%, 07/15/03, Debentures                 2,212,951             -          -     2,212,951
   1,000,000           -   1,000,000   5.850%, 02/21/06, Series TD06                  969,284             -          -       969,284
     483,344           -     483,344   7.500%, 04/01/08, Gold Pool # E46250           487,271             -          -       487,271
           -     400,000     400,000   5.125%, 10/15/08                                     -       361,573          -       361,573
     507,992           -     507,992   6.500%, 06/01/09, Gold Pool # E59122           497,833             -          -       497,833
   3,074,763           -   3,074,763   6.000%, 10/15/11, CMO, Interest Only
                                       Series 2101 Class TY                           423,257             -          -       423,257
           -   1,257,725   1,257,725   7.000%, 01/01/15, Gold Pool                          -     1,251,437          -     1,251,437
           -     935,000     935,000   6.500%, 05/15/24                                     -       910,302          -       910,302
   1,213,145           -   1,213,145   6.500%, 06/01/29, Gold Pool # C00785         1,167,652             -          -     1,167,652
           -     420,000     420,000   6.750%, 09/15/29                                     -       416,523          -       416,523
   2,183,734           -   2,183,734   7.500%, 11/01/29, Gold Pool # C32488         2,183,734             -          -     2,183,734
           -     997,850     997,850   7.500%, 09/01/30                                     -       997,694          -       997,694
                                                                                 ---------------------------------------------------
                                                                                    7,941,982     3,937,529          -    11,879,511
                                                                                 ---------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


          SHARES/PAR VALUE                   DESCRIPTION                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/     ABN AMRO                                                  ALLEGHANY/    ABN AMRO
CHICAGO TRUST   BALANCED   PRO FORMA                                    CHICAGO TRUST   BALANCED     PRO FORMA     PRO FORMA
BALANCED FUND     FUND     COMBINED                                     BALANCED FUND     FUND       ADJUSTMENT    COMBINED
-----------------------------------------------------------------------------------------------------------------------------
                                       FEDERAL NATIONAL MORTGAGE
                                       ASSOCIATION - 7.35%
$ 1,250,000   $        -  $ 1,250,000  5.625%, 03/15/01                   $ 1,245,229  $          -    $    -    $ 1,245,229
          -      580,000      580,000  5.510%, 04/19/02, MTN                        -       572,318         -        572,318
          -      850,000      850,000  5.625%, 05/14/04                             -       826,535         -        826,535
          -      700,000      700,000  5.750%, 06/15/05                             -       678,379         -        678,379
          -      325,000      325,000  7.125%, 03/15/07                             -       334,174         -        334,174
          -      270,000      270,000  6.180%, 02/19/09, MTN                        -       256,318         -        256,318
    828,727            -      828,727  7.000%, 01/01/13, Pool # 313966        824,583             -         -        824,583
    638,536            -      638,536  7.000%, 03/01/13, Pool # 251572        635,343             -         -        635,343
  1,316,098            -    1,316,098  6.000%, 08/01/13, Pool # 323250      1,267,978             -         -      1,267,978
    523,969            -      523,969  7.500%, 02/01/23, Pool # 050706        523,478             -         -        523,478
    143,025            -      143,025  9.000%, 05/01/25, Pool # 250239        147,495             -         -        147,495
          -      212,003      212,003  7.500%, 05/01/27, Pool # 421454              -       211,771         -        211,771
  1,185,734            -    1,185,734  6.500%, 12/01/27, Pool # 402846      1,140,527             -         -      1,140,527
    541,894            -      541,894  6.500%, 02/01/28, Pool # 398205        521,234             -         -        521,234
          -      610,645      610,645  6.500%, 05/01/28, Pool # 436779              -       587,078         -        587,078
  2,008,016            -    2,008,016  7.000%, 08/01/28, Pool # 437140      1,969,738             -         -      1,969,738
  1,063,767            -    1,063,767  6.500%, 09/01/28, Pool # 430877      1,023,211             -         -      1,023,211
          -      675,955      675,955  7.000%, 01/01/29, Pool # 323542              -       662,858         -        662,858
  1,394,958            -    1,394,958  6.500%, 03/01/29, Pool # 489367      1,341,775             -         -      1,341,775
          -      598,983      598,983  7.000%, 03/01/29, Pool # 323657              -       587,377         -        587,377
  2,241,988            -    2,241,988  6.000%, 06/01/29, Pool # 190302      2,103,965             -         -      2,103,965
  1,058,233            -    1,058,233  6.500%, 06/01/29, Pool # 501319      1,017,888             -         -      1,017,888
  1,053,686            -    1,053,686  6.500%, 07/01/29, Pool # 503280      1,013,515             -         -      1,013,515
          -      591,479      591,479  6.500%, 08/01/29, Pool # 252645               -      568,652         -        568,652
          -      474,075      474,075  7.000%, 09/01/29, Pool # 252716               -      464,889         -        464,889
          -    1,708,198    1,708,198  7.000%, 04/01/30, Pool # 535308               -    1,675,102         -      1,675,102
  2,237,759            -    2,237,759  7.500%, 04/01/30, Pool # 536618       2,235,661            -         -      2,235,661
  2,239,683            -    2,239,683  7.500%, 05/01/30, Pool # 536420       2,237,584            -         -      2,237,584
          -    1,075,551    1,075,551  8.000%, 06/01/30, Pool # 535351               -    1,089,163         -      1,089,163
          -      813,554      813,554  8.000%, 07/01/30, Pool # 541239               -      823,850         -        823,850
          -      646,000      646,000  8.000%, 07/01/30, Pool # 547026               -      654,176         -        654,176
          -      221,943      221,943  7.500%, 09/01/30, Pool # C41497               -      221,700         -        221,700
                                                                          --------------------------------------------------
                                                                            19,249,204   10,214,340         -     29,463,544
                                                                          --------------------------------------------------

                                       GOVERNMENT NATIONAL MORTGAGE
                                       ASSOCIATION - 3.68%
  1,463,786            -    1,463,786  7.000%, 12/15/11, Pool # 781011       1,466,073            -         -      1,466,073
    443,768            -      443,768  8.000%, 06/15/17, Pool # 191897         451,257            -         -        451,257
    946,421            -      946,421  7.000%, 09/15/23, Pool # 361807         934,000            -         -        934,000
    484,064            -      484,064  7.000%, 10/15/23, Pool # 345894         477,711            -         -        477,711
    651,851            -      651,851  7.000%, 10/15/23, Pool # 370850         643,295            -         -        643,295
          -      361,866      361,866  7.000%, 12/15/23, Pool # 366646               -      357,004         -        357,004
  2,561,337            -    2,561,337  7.500%, 07/15/25, Pool # 409561       2,572,543            -         -      2,572,543
  1,035,408            -    1,035,408  6.500%, 03/15/26, Pool # 422527       1,000,463            -         -      1,000,463
    240,999            -      240,999  7.500%, 06/15/27, Pool # 446811         242,053            -         -        242,053
  1,129,696            -    1,129,696  7.500%, 06/15/27, Pool # 447652       1,134,639            -         -      1,134,639
    719,320            -      719,320  6.500%, 08/15/27, Pool # 780615         695,492            -         -        695,492
    362,871            -      362,871  7.500%, 07/15/28, Pool # 464709         364,459            -         -        364,459
  1,797,062            -    1,797,062  6.000%, 01/15/29, Pool # 457858       1,694,854            -         -      1,694,854
  1,758,857            -    1,758,857  7.000%, 03/15/29, Pool # 505567       1,735,772            -         -      1,735,772
          -      979,376      979,376  7.000%, 01/20/30, Pool # 002866               -      960,707         -        960,707
                                                                          --------------------------------------------------
                                                                            13,412,611    1,317,711         -     14,730,322
                                                                          --------------------------------------------------

                                        U.S. TREASURY BONDS - 3.05%
          -    1,850,000    1,850,000   7.250%, 05/15/16                             -    2,081,774         -      2,081,774
  1,500,000            -    1,500,000   7.125%, 02/15/23                     1,706,689            -         -      1,706,689
  2,750,000            -    2,750,000   6.250%, 08/15/23                     2,837,596            -         -      2,837,596
  2,750,000            -    2,750,000   6.000%, 02/15/26                     2,756,977            -         -      2,756,977
  1,825,000            -    1,825,000   5.250%, 11/15/28                     1,659,664            -         -      1,659,664
          -    1,110,000    1,110,000   6.250%, 05/15/30                             -    1,182,323         -      1,182,323
                                                                          --------------------------------------------------
                                                                             8,960,926    3,264,097         -     12,225,023
                                                                          --------------------------------------------------

                                        U.S. TREASURY NOTES - 2.51%
  2,100,000            -    2,100,000   6.375%, 08/15/02                     2,113,623            -         -      2,113,623
  2,400,000            -    2,400,000   5.875%, 02/15/04                     2,400,178            -         -      2,400,178
          -      725,000      725,000   5.875%, 11/15/04                             -      725,265         -        725,265
          -      900,000      900,000   6.750%, 05/15/05                             -      933,047         -        933,047
  3,500,000            -    3,500,000   6.500%, 08/15/05                     3,598,084            -         -      3,598,084
          -      300,000      300,000   5.750%, 08/15/10                             -      299,719         -        299,719
                                                                          --------------------------------------------------
                                                                             8,111,885    1,958,031         -     10,069,916
                                                                          --------------------------------------------------

                                                                          --------------------------------------------------
                                        TOTAL U.S. GOVERNMENT AND
                                        AGENCY OBLIGATIONS                  63,061,255   20,691,708         -     83,752,963
                                                                          --------------------------------------------------


                  See Notes to Pro Forma Financial Statements

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


          SHARES/PAR VALUE                     DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/     ABN AMRO                                                 ALLEGHANY/       ABN AMRO
CHICAGO TRUST   BALANCED   PRO FORMA                                    CHICAGO TRUST     BALANCED      PRO FORMA         PRO FORMA
BALANCED FUND     FUND     COMBINED                                     BALANCED FUND       FUND        ADJUSTMENT        COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                  CORPORATE NOTES AND BONDS - 11.99%

                                       BASIS MATERIALS - 0.08%
$        -   $ 330,000     $ 330,000   Dow Chemical Co., Debentures
                                       7.375%, 11/01/29                  $         -     $ 316,120       $   -          $    316,120
                                                                         -----------------------------------------------------------

                                       CABLE TELEVISION - 0.61%
                                       CSC Holdings, Inc.,
                                       Senior Notes
 1,500,000           -     1,500,000   7.875%, 12/15/07                    1,454,460             -           -             1,454,460
 1,070,000           -     1,070,000   7.250%, 07/15/08                      994,552             -           -               994,552
                                                                         -----------------------------------------------------------
                                                                           2,449,012             -           -             2,449,012
                                                                         -----------------------------------------------------------

                                       CAPITAL GOODS - 0.23%
 1,210,000           -     1,210,000   Owens Illinois, Inc.,
                                       Senior Notes
                                       7.850%, 05/15/04                      913,550                                         913,550
                                                                         -----------------------------------------------------------

                                       CONSUMER CYCLICALS - 0.16%
         -     710,000       710,000   Ford Motor Co.
                                       7.450%, 07/16/31                            -       654,506           -               654,506
                                                                         -----------------------------------------------------------

                                       ENERGY - 0.26%
 1,100,000           -     1,100,000   CMS Energy Corp., Senior Notes
                                       7.625%, 11/15/04                    1,030,434                                       1,030,434
                                                                         -----------------------------------------------------------

                                       FINANCE - 4.00%
 1,500,000           -     1,500,000   Advanta Corp., MTN
                                       7.000%, 05/01/01                    1,439,709             -           -             1,439,709
 1,250,000           -     1,250,000   Chelsea GCA Realty Partnership,
                                       REIT
                                       7.250%, 10/21/07                    1,155,796             -           -             1,155,796
         -     675,000       675,000   Citigroup Inc.
                                       7.250%, 10/01/10                            -       669,620           -               669,620
 1,625,000           -     1,625,000   Duke Capital Corp., Senior Notes
                                       7.250%, 10/01/04                    1,639,466             -           -             1,639,466
 1,000,000           -     1,000,000   DVI, Inc., Senior Notes
                                       9.875%, 02/01/04                      910,000             -           -               910,000
 2,000,000           -     2,000,000   Ford Motor Credit Co., Inc.
                                       7.500%, 03/15/05                    2,007,066             -           -             2,007,066
                                       Household Finance Corp.
 1,000,000           -     1,000,000   7.875%, 03/01/07                    1,012,191             -           -             1,012,191
         -     450,000       450,000   8.000%, 05/09/05                            -       460,321           -               460,321
 2,000,000           -     2,000,000   HSBC America Capital Trust II
                                       8.380%, 05/15/27 (A)                1,833,236             -           -             1,833,236
 2,000,000           -     2,000,000   Metropolitan Life Insurance Co.
                                       6.300%, 11/01/03 (A)                1,959,388             -           -             1,959,388
 1,800,000           -     1,800,000   Pacific Mutual Life Insurance Co.
                                       7.900%, 12/30/23 (A)                1,764,893             -           -             1,764,893
   550,000           -       550,000   Prudential Insurance Co.
                                       of America
                                       8.300%, 07/01/25 (A)                  552,431             -           -               552,431
         -     650,000       650,000   Wells Fargo Co.
                                       6.625%, 07/15/04                            -       640,899           -               640,899
                                                                         -----------------------------------------------------------
                                                                          14,274,176     1,770,840           -            16,045,016
                                                                         -----------------------------------------------------------

                                       FOOD AND BEVERAGE - 0.51%
                                       Nabisco, Inc.
 1,000,000           -     1,000,000   6.700%, 06/15/02                      979,672             -           -               979,672
 1,125,000           -     1,125,000   6.850%, 06/15/05                    1,073,721             -           -             1,073,721
                                                                         -----------------------------------------------------------
                                                                           2,053,393             -           -             2,053,393
                                                                         -----------------------------------------------------------

                                       HEALTH CARE SERVICES - 1.10%
 1,500,000           -     1,500,000   HEALTHSOUTH Corp.,
                                       Senior Notes
                                       6.875%, 06/15/05                    1,331,362             -           -             1,331,362
 3,000,000           -     3,000,000   Omnicare, Inc.
                                       5.000%, 12/01/07                    2,253,750             -           -             2,253,750
 1,000,000           -     1,000,000   Tenet Healthcare Corp.,
                                       Subordinated Notes
                                       6.000%, 12/01/05                      835,000             -           -               835,000
                                                                         -----------------------------------------------------------
                                                                           4,420,112             -           -             4,420,112
                                                                         -----------------------------------------------------------

                                       METALS AND MINING - 0.41%
 1,800,000           -     1,800,000   Lukens, Inc.
                                       7.625%, 08/01/04                    1,657,723             -           -             1,657,723
                                                                         -----------------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


          SHARES/PAR VALUE                         DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/     ABN AMRO                                                     ALLEGHANY/       ABN AMRO
CHICAGO TRUST   BALANCED   PRO FORMA                                       CHICAGO TRUST      BALANCED    PRO FORMA      PRO FORMA
BALANCED FUND     FUND     COMBINED                                        BALANCED FUND        FUND      ADJUSTMENT     COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                         OIL AND GAS EXTRACTION - 0.46%
$         -   $ 350,000    $   350,000   Conoco, Inc.
                                         5.900%, 04/15/04                    $         -    $   337,480       $ -      $    337,480
  1,625,000           -      1,625,000   Conoco, Inc., Senior Notes
                                         6.950%, 04/15/29                      1,515,225              -         -         1,515,225
                                                                             ------------------------------------------------------
                                                                               1,515,225        337,480         -         1,852,705
                                                                             ------------------------------------------------------

                                         PRINTING AND PUBLISHING - 0.46%
  2,000,000           -      2,000,000   News America Holdings, Inc.,
                                         Debentures
                                         7.750%, 02/01/24                      1,821,488              -         -         1,821,488
                                                                             ------------------------------------------------------

                                         RETAIL - 0.82%
          -     350,000        350,000   Federated Department Stores,
                                         Inc., Senior Notes
                                         8.125%, 10/15/02                              -        349,217         -           349,217
  2,000,000           -      2,000,000   Kmart Corp., Debentures
                                         7.950%, 02/01/23                      1,266,426              -         -         1,266,426
  1,450,000           -      1,450,000   Pep Boys - Manny, Moe & Jack,
                                         Subordinated Debentures
                                         3.031%, 09/20/11 (B)                    880,425              -         -           880,425
          -     775,000        775,000   Wal-Mart Stores, Inc.,
                                         Senior Notes
                                         6.875%, 08/10/09                              -        769,707         -           769,707
                                                                             ------------------------------------------------------
                                                                               2,146,851      1,118,924         -         3,265,775
                                                                             ------------------------------------------------------

                                         TECHNOLOGY - 0.39%
          -     815,000        815,000   International Business
                                         Machines Corp.
                                         5.625%, 04/12/04                              -        785,789         -           785,789
          -     475,000        475,000   Jones Intercable, Inc.
                                         9.625%, 03/15/02                              -        487,293         -           487,293
          -     275,000        275,000   Viacom Inc.
                                         7.875%, 07/30/30                              -        277,158         -           277,158
                                                                             ------------------------------------------------------
                                                                                       -      1,550,240         -         1,550,240
                                                                             ------------------------------------------------------

                                         TELECOMMUNICATIONS - 0.91%
  2,000,000           -      2,000,000   AT&T Corp.
                                         6.000%, 03/15/09                      1,758,052              -         -         1,758,052
          -     750,000        750,000   360 Communications Company
                                         7.125%, 03/01/03                              -        747,005         -           747,005
          -     185,000        185,000   WorldCom, Inc.
                                         6.250%, 08/15/03                              -        181,346         -           181,346
  1,000,000           -      1,000,000   WorldCom, Inc., Senior Notes
                                         6.400%, 08/15/05                        962,649              -         -           962,649
                                                                             ------------------------------------------------------
                                                                               2,720,701        928,351         -         3,649,052
                                                                             ------------------------------------------------------

                                         TRANSPORTATION - 0.42%
  1,304,415           -      1,304,415   American Airlines, Inc.,
                                         Series 1999-1
                                         6.855%, 10/15/10                      1,291,502              -         -         1,291,502
    367,068           -        367,068   Delta Air Lines Equipment
                                         Trust, Series 1992-A
                                         8.540%, 01/02/07                        376,766              -         -           376,766
                                                                             ------------------------------------------------------
                                                                               1,668,268              -         -         1,668,268
                                                                             ------------------------------------------------------

                                         UTILITIES - 0.94%
  1,000,000           -      1,000,000   Gulf States Utilities,
                                         First Mortgage, Series A
                                         8.250%, 04/01/04                      1,032,117              -         -         1,032,117
          -     400,000        400,000   Long Island Lighting Co.,
                                         Debentures
                                         8.200%, 03/15/23                              -        397,221         -           397,221
          -     440,000        440,000   National Rural Utilities
                                         Cooperative Finance Corp.
                                         5.300%, 09/25/03                              -        423,648         -           423,648
          -     290,000        290,000   Niagara Mohawk Power Corp.
                                         7.750%, 10/01/08                              -        291,650         -           291,650
  2,000,000           -      2,000,000   Niagara Mohawk Power Corp.
                                         Series H, Senior Notes,
                                         Step Coupon
                                         8.500%, 07/01/10                      1,622,500              -         -         1,622,500
                                                                             ------------------------------------------------------
                                                                               2,654,617      1,112,519         -         3,767,136
                                                                             ------------------------------------------------------


                                         WASTE DISPOSAL - 0.23%
  1,000,000           -      1,000,000   Waste Management, Inc.,
                                         Subordinated Notes
                                         4.000%, 02/01/02                        937,500              -         -           937,500
                                                                             ------------------------------------------------------
                                         TOTAL CORPORATE NOTES AND BONDS      40,283,050      7,788,980         -        48,052,030
                                                                             ------------------------------------------------------




                  See Notes to Pro Forma Financial Statements

                     ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000

          SHARES/PAR VALUE                         DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/     ABN AMRO                                                     ALLEGHANY/       ABN AMRO
CHICAGO TRUST   BALANCED   PRO FORMA                                       CHICAGO TRUST      BALANCED    PRO FORMA     PRO FORMA
BALANCED FUND     FUND     COMBINED                                        BALANCED FUND        FUND      ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                  YANKEE BONDS - 0.94%

$         -    $ 515,000   $   515,000  Korea Electric Power Notes,
                                        Yankee Debentures
                                        6.000%, 12/01/26                    $          -    $   504,265  $       -   $    504,265
          -      375,000       375,000  Norsk Hydro
                                        6.700%, 01/15/18                               -        335,720          -        335,720
  1,000,000            -     1,000,000  Petroliam Nasional Berhad
                                        7.625%, 10/15/26 (A)                     863,589              -          -        863,589
    848,167            -       848,167  Province of Mendoza,
                                        Collateral Oil Royalty Note
                                        10.000%, 07/25/02 (A)                    848,167              -          -        848,167
  1,250,000            -     1,250,000  Skandinaviska Enskilda,
                                        Subordinated Notes
                                        6.625%, 03/29/49 (A)                   1,226,563              -          -      1,226,563
                                                                             ----------------------------------------------------
                                        TOTAL YANKEE BONDS                     2,938,319        839,985          -      3,778,304
                                                                             ----------------------------------------------------

                  NON-AGENCY/CMO MORTGAGE SECURITIES - 0.76%

          -       342,699      342,699  Asset Securitization Corporation
                                        Series 1995-MD4, Class A1
                                        7.100%, 08/13/29                               -        343,877          -        343,877
    600,000             -      600,000  Midland Realty Acceptance Corp.,
                                        CMO, Series 1996-C1, Class A2
                                        7.475%, 08/25/28                         604,688              -          -        604,688
  1,000,000             -    1,000,000  Morgan (J.P.) Commercial Mortgage
                                        Finance Corp., CMO, Series 1999-C7,
                                        Class A2
                                        6.507%, 10/15/35                         963,750              -          -        963,750
    805,328             -      805,328  Nomura Asset Securities Corp.,
                                        Series 1998-D6, Class A1A
                                        6.280%, 03/17/28                         788,890              -          -        788,890
          -       350,000      350,000  Salomon Brothers Mortgage Security
                                        CMO
                                        7.455%, 04/18/10                               -        356,182          -        356,182
                                                                             ----------------------------------------------------
                                        TOTAL NON-AGENCY/CMO
                                        MORTGAGE SECURITIES                    2,357,328        700,059          -      3,057,387
                                                                             ----------------------------------------------------

                  ASSET-BACKED SECURITIES - 0.37%

          -       106,684      106,684  Advanta Equipment Receivables,
                                        Series 1998-1, Class B
                                        6.100%, 12/15/06                               -        106,637          -        106,637
          -       350,820      350,820  Amresco Securitized Net Interest
                                        Trust, Series 1997-1, Class A
                                        7.545%, 09/26/27 (A)                           -        326,263          -        326,263
          -        73,580       73,580  Equivantage Home Equity Loan Trust,
                                        Series 1997-4, Class A2
                                        6.640%, 07/25/19                               -         73,071          -         73,071
          -       335,000      335,000  Ford Credit Auto Owner Trust,
                                        Series 2000-F, Class A3
                                        6.580%, 11/15/04                               -        334,058          -        334,058
          -       630,000      630,000  IMC Home Equity Loan Trust,
                                        Series 1997-3, Class A5
                                        7.140%, 09/20/23                               -        628,882          -        628,882
                                                                             ----------------------------------------------------
                                        TOTAL ASSET-BACKED SECURITIES                  -      1,468,911          -      1,468,911
                                                                             ----------------------------------------------------

                  REPURCHASE AGREEMENTS - 2.54%

$10,005,000      $    -    $10,005,000  Bank One 6.570%, dated 10/31/00
                                        to be repurchased on 11/01/00
                                        at $10,006,826 (collateralized
                                        by U.S. Government Agency
                                        Obligation 6.407% due on
                                        12/27/00; Total Par $10,315,000)      10,005,000              -          -     10,005,000
          -       174,724      174,724  J.P. Morgan 6.550%, dated 10/31/00
                                        to be repurchased on 11/01/00 at
                                        $174,756 (collateralized by U.S.
                                        Government Agency Obligation
                                        5.500% due on 04/01/29; Total
                                        Par $203,946)                                  -        174,724          -        174,724
                                                                             ----------------------------------------------------
                                        TOTAL REPURCHASE AGREEMENT            10,005,000        174,724          -     10,179,724
                                                                             ----------------------------------------------------
                                        TOTAL INVESTMENTS--99.52%            319,411,823     79,457,698          -    398,869,521
                                                                             ----------------------------------------------------
                                          Cost ($231,097,578, $75,393,078
                                          and $306,490,656)
                                        NET OTHER ASSETS AND
                                        LIABILITIES--0.48%                     1,814,379        152,210    (52,328)     1,914,261
                                                                            -----------------------------------------------------
                                        NET ASSETS--100.00%                 $321,226,202    $79,609,908  $ (52,328)  $400,783,782
                                                                            =====================================================

-----------------------------------
*     Non-income producing security.
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2000, these securities amounted to $9,374,530 or 2.34% of net assets.
(B) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
CMO               Collateralized Mortgage Obligation
MTN               Medium Term Note
REIT              Real Estate Investment Trust
SP ADR            Sponsored American Depositary Receipt

                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION

The Alleghany Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of October 31, 2000, the Trust offered thirteen managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of October 31, 2000 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 1999. These statements have been derived from books and records utilized in calculating the net asset value of each fund at October 31, 2000 and for the twelve-month period then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Balanced Fund in exchange for shares of the Alleghany/Chicago Trust Balanced Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Balanced Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the twelve-month period ended October 31, 2000 the Alleghany/Chicago Trust Balanced Fund's investment advisory fee was computed based on the annual rate of 0.70% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $5.0 billion, and 0.045% of the combined average daily net assets in excess of $7.0 billion, and was allocated to each fund based on the relative net assets of the Trust.

Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Alleghany/Chicago Trust Balanced Fund with respect to Class N Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

2.       SECURITY VALUATION

The Alleghany/Chicago Trust Balanced Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed. The Alleghany/Chicago Trust Balanced Fund's equity securities and index options, traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System, are valued at the last reported sales price at the close of the respective exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last reported bid and asked prices. The ABN AMRO Balanced Fund values its securities in the same manner as the Alleghany/Chicago Trust Balanced Fund with the following exceptions: fixed income securities are valued using bid prices obtained from a pricing service and in situations when quotations are not readily available use board approved procedures to determine their fair value. For equity securities for which there have

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


been no sales on the valuation date the ABN AMRO Balanced Fund uses the last quoted bid price as opposed to the Alleghany/Chicago Trust Balanced Fund which uses a mean price derived from the last quoted bid and ask price on their principal exchange.


The ABN AMRO Balanced Fund's fixed income securities use the most recently quoted bid price, and in situations when quotations are not readily available use similar procedures as the Alleghany/Chicago Trust Balanced Fund.

3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Alleghany/Chicago Trust Balanced Fund that would have been issued at October 31, 2000 in connection with the proposed reorganization. The pro forma number of shares outstanding of 28,162,231 consists of 5,593,290 shares assumed issued in the reorganization plus 22,568,941 shares of the Alleghany/Chicago Trust Balanced Fund at October 31, 2000.

4.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Balanced Fund was included in the Alleghany/Chicago Trust Balanced Fund for the period November 1, 1999 to October 31, 2000. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Alleghany/Chicago Trust Balanced Fund based upon the combined net assets of the ABN AMRO Balanced Fund and Alleghany/Chicago Trust Balanced Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2000.

5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses incurred by the Alleghany Funds will be paid by Chicago Trust and/affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2000, there in no capital loss carry forward.

The ABN AMRO Balanced Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2000


                                                         ----------------------------------------------------------------
                                                            ALLEGHANY/
                                                             CHICAGO         ABN AMRO
                                                              TRUST         TAX-EXEMPT                         PRO FORMA
                                                            MUNICIPAL      FIXED INCOME      PRO FORMA         COMBINED
                                                            BOND FUND          FUND         ADJUSTMENTS        (NOTE 1)
                                                         ----------------------------------------------------------------
ASSETS:
Investments:
     Investments at cost                                 $ 18,925,123    $ 27,231,157      $         --      $ 46,156,280
     Repurchase agreements                                         --              --                --                --
     Net unrealized appreciation                              209,565       1,036,137                --         1,245,702
                                                         ----------------------------------------------------------------
         Total Investments at Value                        19,134,688      28,267,294                --        47,401,982

Cash                                                              325              --              (325)               --
Receivables:
     Dividends and interest                                   301,938         501,037                --           802,975
     Fund shares sold                                          14,953              --                --            14,953
     Investments sold                                         315,942              --                --           315,942
     Due from Adviser, net                                      6,946              --                --             6,946
Other assets                                                       35             579                --               614
                                                         ----------------------------------------------------------------
         Total Assets                                      19,774,827      28,768,910              (325)       48,543,412
                                                         ----------------------------------------------------------------

LIABILITIES:
Payables:
     Bank Overdraft                                                --             341              (325)               16
     Dividend Distribution                                     79,454          98,205                --           177,659
     Investments purchased                                    774,416       1,535,577                --         2,309,993
     Fund shares redeemed                                          --              --                --                --
     Due to Adviser, net                                           --          11,341          (235,104)         (223,763)
     Distribution Fee                                             103              52            96,153            96,308
     Shareholder Service Fee                                       --              52              (777)             (725)
     Trustees fees                                                207               7               (55)              159
Accrued expenses and other payables                            17,982          20,187          (111,626)          (73,457)
                                                         ----------------------------------------------------------------
         Total Liabilities                                    872,162       1,665,762          (251,734)        2,286,190
                                                         ----------------------------------------------------------------
NET ASSETS                                               $ 18,902,665    $ 27,103,148      $    251,409      $ 46,257,222
                                                         ================================================================

NET ASSETS CONSISTS OF:
     Capital paid-in                                     $ 19,152,894    $ 27,621,095      $         --      $ 46,773,989
     Accumulated undistributed net investment loss                 --             (43)          251,409           251,366
     Accumulated net realized loss on investments sold       (459,794)     (1,554,041)               --        (2,013,835)
     Net unrealized appreciation on investments               209,565       1,036,137                --         1,245,702
                                                         ----------------------------------------------------------------
         TOTAL NET ASSETS                                $ 18,902,665    $ 27,103,148      $    251,409      $ 46,257,222
                                                         ================================================================

ALLEGHANY CLASS N:
     Net Assets                                          $ 18,902,665    $         --      $ 27,354,557      $ 46,257,222
     Shares of beneficial interest outstanding              1,905,044              --         2,757,982         4,663,026
     Offering and redemption price per share
     (Net Assets/Shares Outstanding)                     $       9.92    $         --      $         --      $       9.92
                                                         ================================================================

ABN AMRO COMMON CLASS:                                   $         --    $ 26,856,560      $(26,856,560)     $         --
     Net Assets                                                    --       2,632,850        (2,632,850)               --
     Shares of beneficial interest outstanding
     Offering and redemption price per share             $         --    $      10.20      $         --      $         --
                                                         ================================================================
     (Net Assets/Shares Outstanding)

ABN AMRO INVESTOR CLASS:
     Net Assets                                          $         --    $    246,588      $   (246,588)     $         --
     Shares of beneficial interest outstanding                     --          24,229           (24,229)               --
     Offering and redemption price per share
     (Net Assets/Shares Outstanding)                     $         --    $      10.18      $         --      $         --
                                                         ================================================================



                   See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                                OCTOBER 31, 2000

                                                        --------------------------------------------------------------
                                                          ALLEGHANY/      ABN AMRO
                                                        CHICAGO TRUST    TAX-EXEMPT                         PRO FORMA
                                                        MUNICIPAL BOND  FIXED INCOME    PRO FORMA           COMBINED
                                                             FUND           FUND       ADJUSTMENTS          (NOTE 1)
                                                        --------------------------------------------------------------
Investment Income:
      Interest Income                                    $   838,992    $ 1,558,954    $         -         $ 2,397,946
                                                        --------------------------------------------------------------
          Total Investment Income                            838,992      1,558,954              -           2,397,946
                                                        --------------------------------------------------------------


Expenses:
      Investment advisory fees                               100,946        172,066              -  (a)        273,012
      Distribution expenses                                   16,825            777         96,153  (a)        113,755
      Transfer agent fees                                     18,936         21,527        (20,027) (b)         20,436
      Administration fees                                     15,895         86,320        (71,904) (a)         30,311
      Registration fees                                       12,937         15,126         (8,779) (b)         19,284
      Custodian fees                                          11,011          2,306         (1,499) (b)         11,818
      Professional fees                                       16,614         13,720        (12,250) (b)         18,084
      Reports to shareholder expense                           1,603          2,370            995  (c)          4,968
      Trustees fees                                              612            714            (55) (b)          1,271
      Other expenses                                             688            530          1,838  (c)          3,056
      Shareholder Service fees                                     -            777           (777) (b)              -
                                                        --------------------------------------------------------------
          Total Expenses Before Waivers/Reimbursements       196,067        316,233        (16,305)            495,995
Less Waiver/Reimbursements
      Fund Level Waivers/Reimbursement                      (179,242)       (36,147)      (235,104) (d)       (450,493)
                                                        --------------------------------------------------------------
               Total Waivers/reimbursements                 (179,242)       (36,147)      (235,104) (d)       (450,493)

                                                        --------------------------------------------------------------
      Net Expenses                                            16,825        280,086       (251,409)             45,502
                                                        --------------------------------------------------------------

Net Investment Income                                        822,167      1,278,868        251,409           2,352,444
                                                        --------------------------------------------------------------

Net Realized Gain (Loss) on Investments                     (449,564)         4,440              -            (445,124)
Net Change in Unrealized Appreciation on Investments         807,634        864,223              -           1,671,857
                                                        --------------------------------------------------------------

Net Realized and Unrealized Gain on Investments              358,070        868,663              -           1,226,733
                                                        --------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations     $ 1,180,237    $ 2,147,531    $   251,409         $ 3,579,177
                                                        ==============================================================

(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.
(d) Reflects adjustment to the acquired fund's contractual expense limitation.





                   See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000


             PAR VALUE                            DESCRIPTION                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/                                                                       ALLEGHANY/
  CHICAGO                                                                          CHICAGO
   TRUST      ABN AMRO                                                              TRUST       ABN AMRO
 MUNICIPAL   TAX-EXEMPT   PRO FORMA                                               MUNICIPAL    TAX-EXEMPT    PRO FORMA   PRO FORMA
 BOND FUND  INCOME FUND   COMBINED                                                BOND FUND    INCOME FUND   ADJUSTMENT  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL SECURITIES - 98.14%

                                    ALABAMA - 2.35%
$        -  $ 1,000,000  $1,000,000 Birmingham Alabama Industrial Water Board,
                                    Industrial Water Supply, RB, ETM
                                    6.000%, 07/01/07                             $         -   $ 1,076,250   $      -   $ 1,076,250
                                                                                 --------------------------------------------------


                                    ARIZONA - 2.59%
   500,000            -     500,000 Phoenix Civic Improvement Corp.,
                                    Water System Revenue, Junior Lien
                                    6.000%, 07/01/02                                 512,805             -          -       512,805
   450,000            -     450,000 Salt River Project, Agricultural Improvement
                                    and Power District Electric System Revenue
                                    Refunding, Series A
                                    5.500%, 01/01/05                                 466,699             -          -       466,699
   200,000            -     200,000 Tucson, Arizona Water Revenue
         -                          5.400%, 07/01/05                                 206,970             -          -       206,970
                                                                                 --------------------------------------------------
                                                                                   1,186,474             -          -     1,186,474
                                                                                 --------------------------------------------------

   350,000            -     350,000 CALIFORNIA - 0.81%
                                    San Francisco City and County Airports
                                    Revenue, Series-23A, Insured: FGIC
                                    5.500%, 05/01/10                                 370,146             -          -       370,146
                                                                                 --------------------------------------------------

                                    CONNECTICUT - 0.44%
   200,000            -     200,000 Connecticut State Health & Educational
                                    Facilities Yale University, Series U
         -                          4.150%, 07/01/33 VRDO                            200,000             -          -       200,000
                                                                                 --------------------------------------------------


                                    DISTRICT OF COLUMBIA - 1.41%
   640,000            -     640,000 District of Columbia, Smithsonian
                                    Institute, Series A
                                    5.375%, 11/01/15                                 647,149             -          -       647,149
                                                                                 --------------------------------------------------

                                    GEORGIA - 3.43%
   500,000            -     500,000 Burke County Development Authority, PCR
                                    4.530%, 09/01/30                                 500,675             -          -       500,675
   500,000            -     500,000 Cartersville Development Authority,
                                    Water & Wastewater Facilities Revenue,
                                    Series A
                                    7.375%, 05/01/09                                 577,255             -          -       577,255
   250,000            -     250,000 State of Georgia, Series A, G.O.
                                    6.100%, 03/01/05                                 265,652             -          -       265,652
   200,000            -     200,000 State of Georgia, Series D, G.O.
                                    6.700%, 08/01/09                                 228,238             -          -       228,238
                                                                                 --------------------------------------------------
                                                                                   1,571,820             -          -     1,571,820
                                                                                 --------------------------------------------------
                                    IDAHO - 2.50%
         -    1,000,000   1,000,000 Idaho Health Facilities Authority RB, ETM
                                    6.650%, 02/15/21                                       -     1,146,250          -     1,146,250
                                                                                 --------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000

             PAR VALUE                            DESCRIPTION                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/                                                                       ALLEGHANY/
  CHICAGO                                                                          CHICAGO
   TRUST      ABN AMRO                                                              TRUST       ABN AMRO
 MUNICIPAL   TAX-EXEMPT   PRO FORMA                                               MUNICIPAL    TAX-EXEMPT    PRO FORMA   PRO FORMA
 BOND FUND  INCOME FUND   COMBINED                                                BOND FUND    INCOME FUND   ADJUSTMENT  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                    ILLINOIS - 17.12%
$  500,000  $         -  $  500,000 Chicago Board of Education, School Reform
                                    Board, Series A, G.O., Insured: FGIC
                                    5.250%, 12/01/21                             $   482,075   $         -   $      -   $   482,075
   250,000            -     250,000 Chicago Public Building, Commerce Building
                                    Revenue
                                    5.250%, 12/01/18                                 244,847             -          -       244,847
   500,000            -     500,000 Chicago Public Building,
                                    Commerce Building Revenue Insured: MBIA
                                    5.750%, 12/01/18                                 526,330             -          -       526,330
   250,000            -     250,000 Chicago Skyway Toll Bridge Revenue,
                                    Prerefunded 01/01/04,
                                    6.750%, 01/01/14                                 270,340             -          -       270,340
         -    1,000,000   1,000,000 Cook County, Series B
                                    5.375%, 11/15/18                                       -       982,500          -       982,500
         -      375,000     375,000 DuPage County, Jail Project G.O.
                                    5.600%, 01/01/21                                       -       381,799          -       381,799
   475,000            -     475,000 Du Page County G.O. Alternative Revenue,
                                    Jail Project, Prefunded 01/01/02,
                                    6.550%, 01/01/21                                 495,268             -          -       495,268
   500,000            -     500,000 Evanston, G.O., Prerefunded 12/01/02,
                                    6.100%, 12/01/09                                 516,380             -          -       516,380
         -    1,000,000   1,000,000 Illinois Development Finance Authority RB,
                                    Lincoln Way Community, Insured: FGIC
                                    5.700%, 01/01/18                                       -     1,023,750          -     1,023,750
   265,000            -     265,000 Illinois State Civic Center Special State
                                    Obligation
                                    5.250%, 12/15/09                                 273,313             -          -       273,313
         -    1,000,000   1,000,000 Lake County Township High School District
                                    Number 113, Highland Park, G.O.
                                    8.800%, 12/01/09                                       -     1,285,000          -     1,285,000
   500,000            -     500,000 Metropolitan Pier & Expansion Authority,
                                    Dedicated State Tax Revenue,
                                    Refunding, Series A, Insured: MBIA (B)
                                    5.514%, 12/15/11                                 282,265             -          -       282,265
         -      715,000     715,000 Northbrook  Park District, G.O.
                                    6.100%, 11/01/12                                       -       773,987          -       773,987
   625,000            -     625,000 Northern Illinois University Revenue,
                                    Auxilary Facilities System Revenue
                                    Insured: FGIC
                                    5.703%, 10/01/14 (B)                             295,419             -          -       295,419
                                                                                 --------------------------------------------------
                                                                                   3,386,237     4,447,036          -     7,833,273
                                                                                 --------------------------------------------------

                                    INDIANA - 2.01%
 1,000,000            -   1,000,000 Indiana Transportation Finance Authority
                                    Highway Revenue Insured: AMBAC
                                    5.901%, 12/01/17                                 384,240             -          -       384,240
   500,000            -     500,000 Indianapolis Public Improvement Revenue,
                                    Series B
                                    6.000%, 01/10/20                                 534,900             -          -       534,900
                                                                                 --------------------------------------------------
                                                                                     919,140             -          -       919,140
                                                                                 --------------------------------------------------

                                    KANSAS - 2.42%
         -    1,020,000   1,020,000 Butler and Sedgwick Counties Unified School
                                    District Number 385, Andover, G.O., FSA
                                    6.000%, 09/01/14                                       -     1,106,700          -     1,106,700
                                                                                 --------------------------------------------------

                                    KENTUCKY -1.56%
   350,000            -     350,000 Jefferson County, Series C, G.O.
                                    5.375%, 05/15/03                                 356,412             -          -       356,412
   350,000            -     350,000 Kentucky State Turnpike Authority Economic
                                    Development Revenue Revitalization Projects
                                    5.70%, 01/01/03                                  358,172             -          -       358,172
                                                                                 --------------------------------------------------
                                                                                     714,584             -          -       714,584
                                                                                 --------------------------------------------------

                                    MASSACHUSETTS -1.09%
   500,000            -     500,000 Massachusetts State, Series C, G.O.
                                    5.250%, 08/01/17                                 497,755             -          -       497,755
                                                                                 --------------------------------------------------

                                    MICHIGAN - 3.63%
         -    1,500,000   1,500,000 Michigan State House of Representatives,
                                    Capital Outlook, Certificate of
                                    Participation
                                    5.000%, 08/15/20                                       -     1,404,375          -     1,404,375
   250,000            -     250,000 Michigan State Trunk Line Revenue, Series A
                                    5.500%, 11/01/16                                 257,252             -          -       257,252
                                                                                 --------------------------------------------------
                                                                                     257,252     1,404,375          -     1,661,627
                                                                                 --------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000

             PAR VALUE                            DESCRIPTION                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/                                                                       ALLEGHANY/
  CHICAGO                                                                          CHICAGO
   TRUST      ABN AMRO                                                              TRUST       ABN AMRO
 MUNICIPAL   TAX-EXEMPT   PRO FORMA                                               MUNICIPAL    TAX-EXEMPT    PRO FORMA   PRO FORMA
 BOND FUND  INCOME FUND   COMBINED                                                BOND FUND    INCOME FUND   ADJUSTMENT  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                    MISSISSIPPI - 3.18%
$        -  $ 1,000,000  $1,000,000 State Hospital Equipment & Facilities
                                    Authority RB, Baptist Medical Center
                                    Project, MBIA
                                    6.500%, 05/01/10                             $         -   $ 1,078,750   $      -   $ 1,078,750
   350,000            -     350,000 State of Mississippi, Capital Improvements
                                    Issue, Series I, G.O.
                                    5.750%, 11/01/09                                 374,846             -          -       374,846
                                                                                 --------------------------------------------------
                                                                                     374,846     1,078,750          -     1,453,596
                                                                                 --------------------------------------------------

                                    MISSOURI - 5.01%
         -    2,000,000   2,000,000 State Health & Educational Facilities
                                    Authority RB, BJC Health Systems Project,
                                    Series A, ETM
                                    6.750%, 05/15/10                                       -     2,295,000          -     2,295,000
                                                                                 --------------------------------------------------

                                    NEBRASKA - 1.54%
   200,000            -     200,000 American Public Energy Agency Revenue,
                                    Nebraska Public Gas Agency Project,
                                    Series A Insured: AMBAC
                                    4.250%, 06/01/06                                 186,270             -          -       186,270
   500,000            -     500,000 Omaha Public Power District Electric
                                    Revenue, Series C
                                    5.400%, 02/01/08                                 520,930             -          -       520,930
                                                                                 --------------------------------------------------
                                                                                     707,200             -          -       707,200
                                                                                 --------------------------------------------------

                                    NEVADA  - 1.99%
   350,000            -     350,000 Clark County,  Nevada School District, G.O.,
                                    Prerefunded 12/15/04, Insured: FGIC
                                    6.400%, 06/15/06                                 377,219             -          -       377,219
         -      500,000     500,000 Clark County Refunding & Transit Improvement
                                    RB, Series A, MBIA, Pre-refunded 06/01/04
                                    6.200%, 06/01/19                                       -       531,250          -       531,250
                                                                                 --------------------------------------------------
                                                                                     377,219       531,250          -       908,469
                                                                                 --------------------------------------------------

                                    NEW HAMPSHIRE - 0.54%
   250,000            -     250,000 New Hampshire State Housing Financial
                                    Authority Single Family Revenue, Series B
                                    4.850%, 07/01/08                                 247,465             -          -       247,465
                                                                                 --------------------------------------------------

                                    NEW YORK - 3.89%
   250,000            -     250,000 New York State, Commissioner General
                                    Services Executive Dept., Certificate
                                    Participation
                                    4.250%, 09/01/01                                 249,558             -          -       249,558
   480,000            -     480,000 New York State Dormitory Authority Revenue,
                                    Series C
                                    5.100%, 05/15/03                                 486,586             -          -       486,586
         -    1,000,000   1,000,000 State Highway & Bridge Improvement Fund RB,
                                    Series A,  MBIA
                                    5.600%, 04/01/10                                       -     1,045,000          -     1,045,000
                                                                                 --------------------------------------------------
                                                                                     736,144     1,045,000          -     1,781,144
                                                                                 --------------------------------------------------

                                    NORTH DAKOTA - 1.13%
   510,000            -     510,000 Grand Forks Refunding and Improvement,
                                    Series A Insured: MBIA
                                    5.000%, 12/01/04                                 518,813             -          -       518,813
                                                                                 --------------------------------------------------

                                    OHIO - 4.45%
         -    1,000,000   1,000,000 Montgomery County Hospital RB,
                                    Kettering Medical Center
                                    6.000%, 04/01/08                                       -     1,017,500          -     1,017,500
         -    1,000,000   1,000,000 Ohio State Turnpike Commission RB, Series A,
                                    FGIC
                                    5.500%, 02/15/24                                       -     1,017,500          -     1,017,500
                                                                                 --------------------------------------------------
                                                                                           -     2,035,000          -     2,035,000
                                                                                 --------------------------------------------------

                                    OKLAHOMA - 4.00%
   240,000            -     240,000 Oklahoma City, G.O.
                                    5.550%, 08/01/11                                 252,686             -          -       252,686
   500,000            -     500,000 Oklahoma Housing Development Authority
                                    Revenue Obligation Lease Purchase
                                    Program - Series A
                                    5.100%, 11/01/05                                 500,000             -          -       500,000
         -    1,000,000   1,000,000 Tulsa Industrial Authority RB, St. John's
                                    Medical Center Project Pre-refunded 02/15/06
                                    6.25%, 02/15/17                                        -     1,076,250          -     1,076,250
                                                                                 --------------------------------------------------
                                                                                     752,686     1,076,250          -     1,828,936
                                                                                 --------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000

             PAR VALUE                            DESCRIPTION                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/                                                                       ALLEGHANY/
  CHICAGO                                                                          CHICAGO
   TRUST      ABN AMRO                                                              TRUST       ABN AMRO
 MUNICIPAL   TAX-EXEMPT   PRO FORMA                                               MUNICIPAL    TAX-EXEMPT    PRO FORMA   PRO FORMA
 BOND FUND  INCOME FUND   COMBINED                                                BOND FUND    INCOME FUND   ADJUSTMENT  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                    PENNSYLVANIA - 1.65%
$  250,000  $         -  $  250,000 Beaver County Industrial Development
                                    Authority, PCR, Cleveland Electric
                                    Project (A)
                                    4.600%, 10/01/03                             $   244,995   $         -   $      -   $   244,995
   500,000            -     500,000 Pennsylvania Intergovernmental Cooperative
                                    Authority, Special Tax Revenue, City of
                                    Philadelphia Funding Program, ETM,
                                    Insured: FGIC
                                    6.000%, 06/15/02                                 507,905             -          -       507,905
                                                                                 --------------------------------------------------
                                                                                     752,900             -          -       752,900
                                                                                 --------------------------------------------------

                                    PUERTO RICO - 0.33%
   150,000            -     150,000 University of Puerto Rico, University
                                    Revenues, Series N Insured: MBIA
                                    4.750%, 06/01/01                                 150,803             -          -       150,803
                                                                                 --------------------------------------------------

                                    SOUTH CAROLINA - 0.67%
   285,000            -     285,000 Anderson County School District No.002,
                                    Series B
                                    7.1250%, 03/01/04                                307,766             -          -       307,766
                                                                                 --------------------------------------------------

                                    TENNESSEE - 4.28%
         -    1,000,000   1,000,000 Madison County, Capital Outlay Notes,
                                    G.O. MBIA
                                    4.200%, 05/01/08                                       -       958,750          -       958,750
         -    1,000,000   1,000,000 Tennessee State, Series A, G.O.
                                    5.000%, 05/01/13                                       -       997,500          -       997,500
                                                                                 --------------------------------------------------
                                                                                           -     1,956,250          -     1,956,250
                                                                                 --------------------------------------------------

                                    TEXAS - 7.61%
   500,000            -     500,000 Brazos River Authority
                                    5.500%, 06/19/01                                 502,105             -          -       502,105
   500,000            -     500,000 Humble Independent School District
                                    Refunding, Series II,  G.O.
                                    5.500%, 02/15/10                                 210,066             -          -       210,066
   200,000            -     200,000 Tarrant County Health Facilities Development
                                    Corp., Health System Revenue, Series A,
                                    Insured: MBIA
                                    5.500%, 02/15/05                                 216,269             -          -       216,269
   210,000            -     210,000 Texas Municipal Power Agency Revenue,
                                    Series E Insured: MBIA
                                    5.500%, 09/01/10                                 526,330             -          -       526,330
   500,000    1,000,000   1,500,000 Texas State, Series B, G.O.
                                    5.125%, 10/01/14                                       -       988,750          -       988,750
         -    1,000,000   1,000,000 Victoria County Hospital RB Citizens
                                    Medical Center, AMBAC
                                    6.250%, 01/01/16                                       -     1,037,500          -     1,037,500
                                                                                 --------------------------------------------------
                                                                                   1,454,770     2,026,250          -     3,481,020
                                                                                 --------------------------------------------------

                                    UTAH - 2.18%
   300,000            -     300,000 Intermountain Power Agency,
                                    Power Supply Revenue, Series E Insured: FSA
                                    6.250%, 07/01/07                                 326,130             -          -       326,130
   350,000            -     350,000 Tooele County, Utah Hazardous Waste
                                    Treatment Revenue, Union Pacific Project
                                    5.700%, 11/01/26                                 309,705             -          -       309,705
   350,000            -     350,000 Utah State Building Ownership Authority
                                    Lease Revenue, Series A State Facilities
                                    Master Lease PG-C Insured: FSA
                                    5.500%, 05/15/11                                 363,027             -          -       363,027
                                                                                 --------------------------------------------------
                                                                                     998,862             -          -       998,862
                                                                                 --------------------------------------------------

                                    VERMONT - 2.29%
         -    1,000,000   1,000,000 Vermont Municipal Bond Bank RB, Series 1
                                    Series 1, Pre-refunded 12/01/02
                                    5.900%, 12/01/04                                       -     1,046,250          -     1,046,250
                                                                                 --------------------------------------------------

                                    VIRGINIA - 0.55%
   250,000            -     250,000 Virginia State Housing Development Revenue
                                    Authority Commonwealth Mortgage, Series H
                                    4.750%, 07/01/07                                 250,268             -          -       250,268
                                                                                 --------------------------------------------------

                                    WASHINGTON - 3.08%
   475,000            -     475,000 King County, Series A, G.O.
                                    5.800%, 01/01/04                                 492,689             -          -       492,689
         -    1,000,000   1,000,000 Port of Seattle Passenger Facilities RB,
                                    Series A, MBIA
                                    5.000%, 12/01/23                                       -       916,250          -       916,250
                                                                                 --------------------------------------------------
                                                                                     492,689       916,250          -     1,408,939
                                                                                 --------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000

             PAR VALUE                            DESCRIPTION                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY/                                                                       ALLEGHANY/
  CHICAGO                                                                          CHICAGO
   TRUST      ABN AMRO                                                              TRUST       ABN AMRO
 MUNICIPAL   TAX-EXEMPT   PRO FORMA                                               MUNICIPAL    TAX-EXEMPT    PRO FORMA   PRO FORMA
 BOND FUND  INCOME FUND   COMBINED                                                BOND FUND    INCOME FUND   ADJUSTMENT  COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                    WISCONSIN - 8.41%
$        -  $ 1,000,000  $1,000,000 de Forest Area School District, G.O.
                                    5.100%, 04/01/11                             $         -   $ 1,008,750   $      -   $ 1,008,750
         -    1,150,000   1,150,000 River Falls School District, Series B,
                                    G.O., FGIC
                                    5.300%, 04/01/15                                       -     1,157,187          -     1,157,187
   250,000            -     250,000 State of Wisconsin, Series A, G.O.
                                    5.750%, 05/01/04                                 259,919             -          -       259,919
         -    1,100,000   1,100,000 State of Wisconsin, Series 1, G.O.
                                    5.500%, 11/01/16                                       -     1,124,750          -     1,124,750
   300,000            -     300,000 Wisconsin Housing and Economic Development
                                    Authority, Home Ownership Revenue, Series A
                                    5.375%, 09/01/17                                 295,569             -          -       295,569
                                                                                 --------------------------------------------------
                                                                                     555,488     3,290,687          -     3,846,175
                                                                                 --------------------------------------------------

                                    TOTAL MUNICIPAL SECURITIES                    18,428,476    26,477,548          -    44,906,024
                                                                                 --------------------------------------------------
              SHARES

            INVESTMENT COMPANIES - 5.46%

         0      916,629     916,629 Dreyfus Tax Exempt Cash Management Fund                -       916,629          -       916,629
     7,000            -       7,000 Goldman Sachs Tax Exempt Fund                      7,000             -                    7,000
   699,212      873,117   1,572,329 Provident Money Market Fund                      699,212       873,117          -     1,572,329
                                                                                 --------------------------------------------------
                                    TOTAL INVESTMENT COMPANIES                       706,212     1,789,746          -     2,495,958
                                                                                 --------------------------------------------------

                                    TOTAL INVESTMENTS - 103.60%                   19,134,688    28,267,294          -    47,401,982
                                    (Cost $18,925,123, $27,231,157               --------------------------------------------------
                                    and $46,156,280)
                                    LIABILITIES NET OF CASH AND OTHER ASSETS
                                    - (3.60%)                                       (232,023)   (1,164,146)   251,409    (1,144,760)
                                                                                 --------------------------------------------------
                                    NET ASSETS--100.00%                          $18,902,665   $27,103,148   $251,409   $46,257,222
                                                                                 ==================================================

--------------------------------------------------------------------------------
(A) Variable rate bond. The interest rate shown reflects the rate in effect at October 31, 2000.
(B) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.
AMBAC     American Municipal Board Assurance Corp.
ETM       Escrowed to maturity
FGIC      Federal Guaranty Insurance Corp.
FSA       Fund Service Associates
G.O.      General Obligation
MBIA      Municipal Bond Insurance Corp.
PCR       Pollution Control Revenue
RB        Revenue Bond
VRDO      Variable Rate Demand Obligation



                  See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION

The Alleghany Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of October 31, 2000, the Trust offered thirteen managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of October 31, 2000 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 1999. These statements have been derived from books and records utilized in calculating the net asset value of each fund at October 31, 2000 and for the twelve-month period then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Tax-Exempt Fixed Income Fund in exchange for shares of the Alleghany/Chicago Trust Municipal Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Tax-Exempt Fixed Income Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the twelve-month period ended October 31, 2000 the Alleghany/Chicago Trust Municipal Bond Fund's investment advisory fee was computed based on the annual rate of 0.60% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $5.0 billion, and 0.045% of the combined average daily net assets in excess of $7.0 billion, and was allocated to each fund based on the relative net assets of the Trust.

Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Alleghany/Chicago Trust Municipal Bond Fund with respect to Class N Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.


2.       SECURITY VALUATION

The Alleghany/Chicago Trust Municipal Bond Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. All short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. The ABN AMRO Tax-Exempt Fixed Income Fund's fixed income securities are valued at the most recently quoted bid price, and in situations when quotations are not readily available use board approved procedures to determine their fair value.

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)


3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Alleghany/Chicago Trust Municipal Bond Fund that would have been issued at October 31, 2000 in connection with the proposed reorganization. The pro forma number of shares outstanding of 4,636,547 consists of 2,731,503 shares assumed issued in the reorganization plus 1,905,044 shares of the Alleghany/Chicago Trust Municipal Bond Fund at October 31, 2000.


4.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Tax-Exempt Fixed Income Fund was included in the Alleghany/Chicago Trust Municipal Bond Fund for the period November 1, 1999 to October 31, 2000. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Alleghany/Chicago Trust Municipal Bond Fund based upon the combined net assets of the ABN AMRO Tax-Exempt Fixed Income Fund and Alleghany/Chicago Trust Municipal Bond Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2000.

5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses incurred by the Alleghany Funds will be paid by Chicago Trust and/affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2000, the combined capital loss carryforward amounted to $2,021,481 which will expire between October 31, 2002 and October 31, 2008.

The ABN AMRO Tax-Exempt Fixed Income Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581

                           ABN AMRO FIXED INCOME FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 22, 2001

       THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ABN AMRO FUNDS

         The undersigned Shareholder(s) of the ABN AMRO Fixed Income Fund (the "Fund"), a series of ABN AMRO Funds (the "Trust") hereby appoint(s) Steven A. Smith and Paula Gray (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on Wednesday, August 22, 2001, and any adjournments thereof, to vote all of the shares of the Trust that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Combined Prospectus/Proxy Statement as checked below.

[INTERNET/TELEPHONE VOTING INSTRUCTIONS]

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

 TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION
                               FOR YOUR RECORDS.
--------------------------------------------------------------------------------
 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS
                                 PORTION ONLY.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

Proposal:         Approve the Agreement and Plan of Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN AMRO Fixed Income Fund to
                  Alleghany/Chicago Trust Bond Fund (the "Alleghany Bond Fund") in exchange for Class N shares of the Alleghany Bond Fund; and
                  (ii) the distribution of the Class N shares of the Alleghany
                  Bond Fund's shares so received to shareholders of the ABN AMRO
                  Fixed Income Fund.

                        [ ] For     [ ] Against     [ ] Abstain

         The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Combined Prospectus/Proxy Statement. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:               2001
       -------------


----------------------------------  --------------------------------------
Signature                           Signature

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581

                             ABN AMRO BALANCED FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 22, 2001

       THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ABN AMRO FUNDS

         The undersigned Shareholder(s) of the ABN AMRO Balanced Fund (the "Fund"), a series of ABN AMRO Funds (the "Trust") hereby appoint(s) Steven A. Smith and Paula Gray (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on Wednesday, August 22, 2001, and any adjournments thereof, to vote all of the shares of the Trust that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Combined Prospectus/Proxy Statement as checked below.

[INTERNET/TELEPHONE VOTING INSTRUCTIONS]

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION
                            FOR YOUR RECORDS.
--------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS
                                 PORTION ONLY.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

Proposal:         Approve the Agreement and Plan of Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN AMRO Balanced Fund to Alleghany/Chicago
                  Trust Balanced Fund (the "Alleghany Balanced Fund") in exchange for Class N shares of the Alleghany Balanced Fund;
                  and (ii) the distribution of the Class N shares of the Alleghany Balanced Fund's shares so received to shareholders of the ABN AMRO Balanced Fund.

                        [ ] For     [ ] Against     [ ] Abstain

         The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Combined Prospectus/Proxy Statement. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:               2001
       -------------


----------------------------------  --------------------------------------
Signature                           Signature

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581

                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 22, 2001

       THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ABN AMRO FUNDS

         The undersigned Shareholder(s) of the ABN AMRO Tax-Exempt Fixed Income Fund (the "Fund"), a series of ABN AMRO Funds (the "Trust") hereby appoint(s) Steven A. Smith and Paula Gray (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on Wednesday, August 22, 2001, and any adjournments thereof, to vote all of the shares of the Trust that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Combined Prospectus/Proxy Statement as checked below.

[INTERNET/TELEPHONE VOTING INSTRUCTIONS]

All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION
                               FOR YOUR RECORDS.
--------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS
                                 PORTION ONLY.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

Proposal:         Approve the Agreement and Plan of Reorganization as it relates to: (i) the transfer of all of the assets and certain stated liabilities of the ABN AMRO Tax-Exempt Fixed Income Fund to
                  Alleghany/Chicago Trust Municipal Bond Fund (the "Alleghany
                  Municipal Bond Fund") in exchange for Class N shares of the Alleghany Municipal Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Municipal Bond Fund's shares so received to shareholders of the ABN AMRO Tax-Exempt
                  Fixed Income Fund.

                        [ ] For     [ ] Against     [ ] Abstain

         The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Combined Prospectus/Proxy Statement. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:               2001
       -------------


----------------------------------  --------------------------------------
Signature                           Signature

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16.  EXHIBITS

(1) Trust Instrument dated September 10, 1993 is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

(2) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed via EDGAR on February 22, 1996.

(3)        Not Applicable.

(4)        Form of Agreement and Plan of Reorganization is filed herewith.

(5)        Not Applicable.

(6)(a) Investment Advisory Agreement for the Alleghany/Chicago Trust Bond Fund, dated February 1, 2001, is filed herewith.

(6)(b) Investment Advisory Agreement for the Alleghany/Chicago Trust Balanced Fund, dated February 1, 2001, is filed herewith.

(6)(c) Investment Advisory Agreement for the Alleghany/Chicago Trust Municipal Bond Fund, dated February 1, 2001, is filed herewith.

(7) Distribution Agreement between Alleghany Funds and PFPC Distributors, Inc., dated December 31, 2000, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(8)        Not Applicable.

(9)(a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

(9)(b) Amendment No. 1 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(9)(c) Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed via EDGAR on December 29, 2000.

(10) Amended Multiple Class Plan pursuant to Rule 18f-3, dated September 21, 2000, is incorporated by reference to Exhibit (o) of Post-Effective amendment No. 24 to the Registration statement as filed via Edgar on December 29, 2000.

(11)       Opinion and Consent of Counsel is filed herewith.

(12) Form of Opinion and Consent of Counsel to the ABN AMRO Funds supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

(13)(a) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit
           (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(13)(d) Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

(13)(e) Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(f) Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed via EDGAR on December 29, 2000.

(13)(g) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(h) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(i) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(14)(a)    Consent of Ernst & Young LLP is filed herewith.

(14)(b)    Consent of KPMG LLP is filed herewith.

(15)       Not Applicable.

(16)       Not Applicable.

(17)(a) Prospectus for the Class N Shares of the Alleghany Funds dated March 1, 2001 is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(17)(b) SAI for the Class N Shares of the Alleghany Funds dated March 1, 2001 as amended May 15, 2001 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement as filed via EDGAR on May 15, 2001.

(17)(c) Audited Financial Statements for the Alleghany Funds dated October 31, 2000 are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on January 5, 2001.

(17)(d) Prospectuses and SAIs for the Common Shares and Investor Shares of the ABN AMRO Funds dated May 1, 2001 are incorporated by reference to Post-Effective Amendment No. 22 to ABN AMRO Funds' Registration Statement as filed via EDGAR on May 1, 2001.

(17)(e) Audited Financial Statements for the ABN AMRO Funds dated December 31, 2000 are incorporated by reference to ABN AMRO Funds' N-30D filing as filed via EDGAR on February 26, 2001.

ITEM 17.  UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Chicago, the State of Illinois, on the 4th day of June, 2001.

                                             Alleghany Funds

                                             By: /s/ Kenneth C. Andersen
                                                --------------------------------
                                                Kenneth C. Anderson, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


/s/ Stuart D. Bilton             Chairman, Board of Trustees                      June 4, 2001
----------------------------                                                      ------------------
Stuart D. Bilton                                                                  Date

/s/ Nathan Shapiro               Trustee                                          June 4, 2001
----------------------------                                                      ------------------
Nathan Shapiro                                                                    Date

/s/ Gregory T. Mutz              Trustee                                          June 4, 2001
----------------------------                                                      ------------------
Gregory T. Mutz                                                                   Date

/s/ Leonard F. Amari             Trustee                                          June 4, 2001
----------------------------                                                      ------------------
Leonard F. Amari                                                                  Date

/s/ Robert A. Kushner            Trustee                                          June 4, 2001
----------------------------                                                      ------------------
Robert A. Kushner                                                                 Date

/s/ Robert B. Scherer            Trustee                                          June 4, 2001
----------------------------                                                      ------------------
Robert B. Scherer                                                                 Date

/s/ Denis Springer               Trustee                                          June 4, 2001
----------------------------                                                      ------------------
Denis Springer                                                                    Date

/s/ Kenneth C. Andersen          President (Principal Executive Officer)          June 4, 2001
----------------------------                                                      -----------------
Kenneth C. Andersen                                                               Date

/s/ Gerald F. Dillenburg         Secretary, Treasurer and Vice President          June 4, 2001
----------------------------     (Principal Accounting & Financial Officer)       -----------------
Gerald F. Dillenburg                                                              Date

                                  EXHIBIT INDEX

EX-99.1 Trust Instrument dated September 10, 1993 is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

EX-99.2 By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed via EDGAR on February 22, 1996.

EX-99.4        Form of Agreement and Plan of Reorganization is filed herewith.

EX-99.6A Investment Advisory Agreement for the Alleghany/Chicago Trust Bond Fund, dated February 1, 2001, is filed herewith.

EX-99.6B Investment Advisory Agreement for the Alleghany/Chicago Trust Balanced Fund, dated February 1, 2001, is filed herewith.

EX-99.6C Investment Advisory Agreement for the Alleghany/Chicago Trust Municipal Bond Fund, dated February 1, 2001, is filed herewith.

EX-99.6D Distribution Agreement between Alleghany Funds and PFPC Distributors, Inc., dated December 31, 2000, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

EX-99.9A Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

EX-99.9B Amendment No. 1 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.9C Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed via EDGAR on December 29, 2000.

EX-99.10 Amended Multiple Class Plan pursuant to Rule 18f-3, dated September 21, 2000, is incorporated by reference to Exhibit (o) of Post-Effective amendment No. 24 to the Registration statement as filed via Edgar on December 29, 2000.

EX-99.11       Opinion and Consent of Counsel is filed herewith.

EX-99.12 Form of Opinion and Consent of Counsel to the ABN AMRO Funds supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

EX-99.13A      Transfer Agency Services Agreement between Alleghany Funds and
               PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the
               Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.13B      Amendment No. 1 to the Transfer Agency Services Agreement is
               incorporated by reference to Exhibit (h)(2) of Post-Effective
               Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.13C      Amendment No. 2 to the Transfer Agency Services Agreement is
               incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

EX-99.13D      Administration Agreement between Alleghany Funds and Alleghany
               Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

EX-99.13E      Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.13F      Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed via EDGAR on December 29, 2000.

EX-99.13G      Sub-Administration and Accounting Services Agreement between
               Alleghany Investment Services Inc. and PFPC Inc., dated April 1,
               2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.13H      Amendment No. 1 to the Sub-Administration and Accounting Services
               Agreement is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.13I      Amendment No. 2 to the Sub-Administration and Accounting Services
               Agreement is incorporated by reference to Post-Effective
               Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

EX-99.14A      Consent of Ernst & Young LLP is filed herewith.

EX-99.14B      Consent of KPMG LLP is filed herewith.

EX-99.17A      Prospectus for the Class N Shares of the Alleghany Funds dated
               March 1, 2001 is incorporated by reference to Post-Effective
               Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

EX-99.17B      SAI for the Class N Shares of the Alleghany Funds dated March 1,
               2001 as amended May 15, 2001 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement as filed via EDGAR on May 15, 2001.

EX-99.17C      Audited Financial Statements for the Alleghany Funds dated
               October 31, 2000 are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on January 5, 2001.

EX-99.17D      Prospectuses and SAIs for the Common Shares and Investor Shares
               of the ABN AMRO Funds dated May 1, 2001 are incorporated by reference to Post-Effective Amendment No. 22 to ABN AMRO Funds'
               Registration Statement as filed via EDGAR on May 1, 2001.

EX-99.17E      Audited Financial Statements for the ABN AMRO Funds dated
               December 31, 2000 are incorporated by reference to ABN AMRO
               Funds' N-30D filing as filed via EDGAR on February 26, 2001.